As filed with the Securities and Exchange Commission

                               on December 8, 2000


                            Registration No. 811-8162

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 ---------------

                                    FORM N-1A


                             AMENDMENT NO. 13 TO THE

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                           MASTER INVESTMENT PORTFOLIO
               (Exact Name of Registrant as Specified in Charter)

                 111 Center Street, Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

                     ---------------------------------------

               Registrant's Telephone Number, including Area Code:
                                 (800) 643-9691

                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)

                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                   2000 Pennsylvania Avenue, N.W., Suite 5500
                           Washington, D.C. 20006-1812

                                EXPLANATORY NOTE


              This Amendment No. 13 to the Registration Statement of Master Investment Portfolio (the "Trust") is being filed to add the new Russell 2000 Index Master Portfolio to the Trust.

              This  Amendment  has been  filed  by the  Registrant  pursuant  to
Section 8(b) of the Investment Company Act of 1940. However, beneficial interests in the Registrant are not being registered under the Securities Act of 1933 (the "1933 Act") because such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may only be made by registered broker/dealers or by investment companies, insurance company separate accounts, common commingled trust funds, group trusts or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interest in the Registrant.

                           Master Investment Portfolio
                              Cross Reference Sheet


Form N-1A Item Number

Part A                       Caption

4        Investment Objectives, Principal Investment Strategies and Related
         Risks
5        Management's Discussion of Fund Performance
6                           Management, Organization and Capital Structure
7                           Interestholder Information
8        Distribution Arrangements
9        Financial Highlights

Part B                       Caption

10                           Cover Page and Table of Contents
11                           Trust History
12                           Description of the Master Portfolio and Its
                             Investments and Risks
13                           Management of the Trust
14                           Control Persons and Principal Holders of Securities
15                           Investment Advisory and Other Services
16                           Brokerage Allocation and Other Practices
17                           Capital Stock and Other Securities
18                           Purchase, Redemption and Pricing of Interests
19                           Taxation of the Trust
20                           Underwriters
21                           Calculation of Performance Data
22                           Financial Statements

Part C                       Other Information

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this document.

                           MASTER INVESTMENT PORTFOLIO

                       RUSSELL 2000 INDEX MASTER PORTFOLIO

                                     PART A

                                December 7, 2000



         Responses  to  Items  1  through  3  have  been  omitted   pursuant  to
Instruction B(2)(b) of the General Instructions to Form N-1A.

Item 4. Investment Objectives, Principal Investment Strategies and related risks.

         General. Master Investment Portfolio ("MIP") is an open-end, management investment company, organized on October 21, 1993 as a business trust under the laws of the State of Delaware. MIP is a "series fund," which is a mutual fund divided into separate portfolios. This is the Part A for the Russell 2000 Index Master Portfolio (the "Master Portfolio"), a diversified portfolio of MIP. The Master Portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940 Act"), and for other purposes an interestholder of the Master Portfolio is not deemed to be an interestholder of any other portfolio of MIP. As described below, for certain matters MIP interestholders vote together as a group; as to others they vote separately by portfolio. MIP currently offers twelve other portfolios pursuant to other offering documents. From time to time, other portfolios may be established and sold pursuant to other offering documents.

         Beneficial interests in the Master Portfolio are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Regulation D under the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Portfolio may be made only by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. Investment companies that hold beneficial interest in the Master Portfolio are sometimes referred to herein as "feeder funds."

INVESTMENT OBJECTIVE

         o The Russell 2000 Index Master Portfolio seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index (the "Russell 2000 Index" or "Index").1

         The Master Portfolio's investment objective can be changed by MIP's Board of Trustees without interestholder approval. The objective and policies of the Master Portfolio determines the types of portfolio securities in which it invests, the degree of risk to which it is subject and, ultimately, its performance. There can be no assurance that the Master Portfolio's investment objective will be achieved.
--------
1 Frank Russell Company does not sponsor the Master Portfolio, nor is it affiliated in any way with Barclays Global Fund Advisors or the Master Portfolio. Frank Russell Company and Russell 2000(R) Index are trademarks of Frank Russell Company. The Master Portfolio is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Master Portfolio.

2 As used herein, "Director" shall refer to the Directors of BGIF and the Trustees of MIP.
3 As used herein, "shareholders" shall refer to the shareholders of BGIF Funds and interestholders of MIP Master Portfolios.



PRINCIPAL STRATEGIES

o The Russell 2000 Index Master Portfolio seeks to match the total return performance of the small-capitalization sector of the U.S. stock market by investing in common stocks included in the Russell 2000 Index. The Russell 2000 Index measures the small-capitalization sector of the U.S. equity market. It consists of the smallest 2000 companies in the Russell 3000 Index. The Russell 3000 Index consists of the 3000 largest companies domiciled in the U.S. and its territories and represents approximately 98% of the investible U.S. public equity market. The weightings of stocks in the Russell 2000 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. As of the date of this prospectus, the Russell 2000 Index represents approximately 6% of the market capitalization of listed U.S. equities. The Master Portfolio invests in a representative sample of these securities. Securities are selected for investment by the Master Portfolio in accordance with their capitalization, industry sector and valuation, among other factors.

         No attempt is made to manage the portfolio of the Master Portfolio using economic, financial and market analysis. The Master Portfolio is managed by determining which securities are to be purchased or sold to match, to the extent feasible, the capitalization range and returns of the Russell 2000 Index. Under normal market conditions, at least 90% of the value of the Master Portfolio's total assets is invested in securities comprising the Russell 2000 Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Russell 2000 Index. The Master Portfolio's ability to match its investment performance to the investment performance of the Russell 2000 Index may be affected by, among other things: the Master Portfolio's expenses; the amount of cash and cash equivalents held by the Master Portfolio; the manner in which the total return of the Russell 2000 Index is calculated; the size of the Master Portfolio's investment portfolio; and the timing, frequency and size of interestholder purchases and redemptions. The Master Portfolio uses cash flows from interestholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its capitalization range and returns to those of the securities comprising the Russell 2000 Index. Barclays Global Fund Advisors ("BGFA") regularly monitors the Master Portfolio's correlation to the Russell 2000 Index and adjusts the Master Portfolio's portfolio to the extent necessary. Inclusion of a security in the Russell 2000 Index in no way implies an opinion by Frank Russell Company as to its attractiveness as an investment.

         The sampling techniques utilized by the Master Portfolio are designed to allow the Master Portfolio to substantially duplicate the investment performance of the Russell 2000 Index. However, the Master Portfolio is not expected to track the Russell 2000 Index with the same degree of accuracy that complete replication of such Index would provide. In addition, at times, the portfolio composition of the Master Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of the Russell 2000 Index.

         In seeking to match the performance of the Russell 2000 Index, the Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Master Portfolio attempts to be fully invested at all times in securities comprising the Russell 2000 Index and in futures contracts and options on futures contracts, although the Master Portfolio may invest up to 10% of its assets in high-quality money market instruments to provide liquidity. The Master Portfolio may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days. See Item 12, "Description of the Master Portfolio and Its Investments and Risks," in Part B.

RISK CONSIDERATIONS

         General -- The value of the Master Portfolio's interests is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

         Equity Securities -- The stock investments of the Master Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. In addition, many of the companies whose securities comprise the Russell 2000 Index are smaller companies which, historically, have been more susceptible to market fluctuations than securities of larger capitalization companies.

         Debt Securities -- The debt instruments in which the Master Portfolio may invest are subject to credit and interest rate risk. Credit risk is the risk that issuers of debt instruments may default on the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of debt instruments. The value of debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of debt instruments. Although some debt instruments are guaranteed by the U.S. Government, its agencies or instrumentalities, such instruments are subject to interest rate risk and the market value of these instruments will fluctuate. No assurance can be given that the U.S. Government would provide financial support to the agencies or instrumentalities that issue or guarantee these instruments where it is not obligated to do so.

         Other Investment Considerations -- The Master Portfolio may enter into transactions in futures contracts and options on futures contracts, each of which involves risk. The futures contracts and options on futures contracts that the Master Portfolio may purchase may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. The Master Portfolio intends to use futures contracts and options as part of its short-term liquidity holdings and/or substitutes for comparable market positions in the underlying securities. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.


ITEM 5.  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE.

         The response to Item 5 has been omitted pursuant to paragraph B(2)(b) of the General Instructions to Form N-1A.


ITEM 6.  MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE.

         INVESTMENT ADVISER -- BGFA serves as investment adviser to the Master Portfolio. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, CA 94105. As of September 30, 2000, BGFA and its affiliates provided investment advisory services for approximately $832 billion of assets under management.

         BGFA provides the Master Portfolio with investment guidance and policy direction in connection with the daily portfolio management of the Master Portfolio, subject to the supervision of MIP's Board of Trustees and in conformity with Delaware law and the stated policies of the Master Portfolio. BGFA furnishes to MIP's Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolio.

         BGFA is entitled to receive monthly fees at the annual rate of 0.08% of the average daily net assets of the Master Portfolio as compensation for its advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

         Purchase and sale orders for portfolio securities of the Master Portfolio may be combined with those of other accounts that BGFA manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA, subject to the supervision of, and the overall authority of MIP's Board of Trustees, determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by BGFA, it undertakes to allocate those transactions among the participants equitably. BGFA may deal, trade and invest for its own account in the types of securities in which the Master Portfolio may invest. BGFA may from time to time execute trades on behalf of and for the account of the Master Portfolio with brokers or dealers that are affiliated with BGFA.

         CO-ADMINISTRATORS - Stephens Inc. ("Stephens") and Barclays Global Investors, N.A. ("BGI") are the Master Portfolio's co-administrators. Stephens and BGI provide the Master Portfolio with administrative services, including general supervision of the Master Portfolio's non-investment operations, coordination of the other services provided to the Master Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the MIP's trustees and officers. Stephens also furnishes office space and certain facilities to conduct the Master Portfolio's business, and compensates the MIP's trustees, officers and employees who are affiliated with Stephens.

         Stephens and BGI have agreed to bear all costs of the Master Portfolio's and MIP's operations, except for extraordinary expenses, brokerage and other expenses connected with the execution of portfolio transactions and certain other expenses which are borne by the Master Portfolio, such as fees payable to BGFA. Expenses attributable only to the Master Portfolio shall be charged only against the assets of the Master Portfolio. General expenses of MIP shall be allocated among its portfolios in a manner proportionate to the net assets of each, on a transactional basis or on such other basis as the Board of Trustees deems equitable. Stephens and BGI are entitled to receive a monthly fee, in the aggregate, at an annual rate of 0.02% of the average daily net assets of the Master Portfolio for providing administrative services and assuming expenses.

ITEM 7.  INTERESTHOLDER INFORMATION.

     PURCHASE OF INTERESTS

     Beneficial interests in the Master Portfolio are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Master Portfolio may be made only by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

     Investments in the Master Portfolio are valued based on an interestholder's proportionate ownership interest in the Master Portfolio's aggregate net assets as next determined after an order is received in proper form. The aggregate net asset value of the Master Portfolio ("NAV") (i.e., the value of its assets less liabilities) is determined as of 4:00 p.m. (Eastern time) ("Valuation Time") on each day the New York Stock Exchange is open for business (a "Business Day"). The Master Portfolio's investments are valued each Business Day, typically by using available market quotations or at fair value determined in good faith by MIP's Board of Trustees. For further information regarding the methods employed in valuing the Master Portfolio's investments, see Item 18, "Purchase, Redemption and Pricing of Interests" in Part B.

     An investor in the Master Portfolio may add to or reduce its investment in a Master Portfolio on any Business Day. At the Valuation Time on each Business Day, the value of each interestholder's beneficial interest in the Master
Portfolio is determined by multiplying the Master Portfolio's NAV by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interests in the Master Portfolio. Any additions to or withdrawals of those interests, which are to be effected on that day, will then be effected. Each investor's share of the aggregate beneficial interests in the Master Portfolio will then be recomputed using the percentage equal to the fraction (i) the numerator of which is the value of the investor's investment in the Master Portfolio on that day plus or minus, as the case may be, the amounts of net additions or withdrawals from such investment effected on that day and
(ii) the denominator of which is the Master Portfolio's aggregate NAV as of the Valuation Time on that day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Master Portfolio by all investors. The percentages so determined will then be applied to determine the value of each investor's respective interest in the Master Portfolio as of the Valuation Time on the following Business Day.

     REDEMPTION OR REPURCHASE

     An investor in the Master Portfolio may withdraw all or any portion of its interest on any Business Day at the NAV next determined after a withdrawal request is received in proper form. The Master Portfolio will make payment for all interests redeemed within three days after receipt of a redemption request in proper form, except as provided by the rules of the SEC. Investments in the Master Portfolio may not be transferred.

     The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such exchange is restricted, or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

     The Master Portfolio reserves the right to pay redemption securities proceeds in portfolio securities rather than cash. These "in kind" redemptions normally occur if the amount to be redeemed is large enough to affect the Master Portfolio's operations (e.g., if it represents more than 1% of the Master Portfolio's assets).

     NET INVESTMENT INCOME AND CAPITAL GAIN DISTRIBUTIONS

     The net investment income of the Master Portfolio generally will be declared and paid quarterly to all investors of record as of 4:00 p.m. (Eastern time) on any Business Day. Net investment income for a Saturday, Sunday or Holiday will be declared to investors of record as of 4:00 p.m. (Eastern time) on the previous business day with respect to the Master Portfolio. All the net investment income of the Master Portfolio so determined is allocated pro rata among the investors in the Master Portfolio at the time of such determination.

     A distribution of capital gains, if any, will be declared and paid at least annually. Net investment income and capital gain distributions, if any, paid by the Master Portfolio will be reinvested in the investor's interest in the Master Portfolio at net asset value and credited to the investor's account on the payment date.

         TAXES

     The Master Portfolio will be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership, the Master Portfolio will be deemed to have "passed through" to interestholders any of the Master Portfolio's interest, dividends, gains or losses realized on its investments. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder. The Master Portfolio will have fewer than 100 investors.

     It is intended that the Master Portfolio assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     Investor inquiries should be directed to Master Investment Portfolio, 111 Center Street, Little Rock, Arkansas 72201.

ITEM 8.  DISTRIBUTION ARRANGEMENTS.

     MIP is registered as an open-end management investment company under the 1940 Act. MIP was organized as a business trust under the laws of the State of Delaware. Investors in MIP are each liable for all obligations of MIP. However, the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and MIP is unable to meet its obligations.

     The Board of Trustees has authorized MIP to issue multiple series. All consideration received by MIP for interests in one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of MIP) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of the other series. From time to time, MIP may create new series without shareholder approval.

         The business and affairs of MIP are managed under the direction of its Board of Trustees. The office of MIP is located at 111 Center Street, Little Rock, Arkansas 72201.

     MASTER/FEEDER STRUCTURE

     The Master Portfolio is a "master" fund in a "master/feeder" structure. A non-accredited investor does not directly purchase an interest in the Master Portfolio, but instead purchases shares in a corresponding "feeder" fund that invests all of its assets in the Master Portfolio. Other investors may also be permitted to invest in the Master Portfolio. All other investors will invest in the Master Portfolio on the same terms and conditions as the feeder funds, although there may be different administrative and other expenses. Therefore, the feeder funds may have different returns than other investors of the Master Portfolio.

ITEM 9.  FINANCIAL HIGHLIGHTS.

         The response to Item 9 has been omitted pursuant to paragraph B(2)(b) of the General Instructions to Form N-1A.

                           MASTER INVESTMENT PORTFOLIO

                       RUSSELL 2000 INDEX MASTER PORTFOLIO

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

                                December 7, 2000


ITEM 10.  COVER PAGE AND TABLE OF CONTENTS.

     Master Investment Portfolio ("MIP," or the "Trust") is an open-end, management investment company. MIP is a "series fund," which is a mutual fund divided into separate portfolios. This Part B is not a prospectus and should be read in conjunction with MIP's Part A, also dated December 7, 2000. All terms used in this Part B that are defined in Part A have the meanings assigned in Part A. A copy of Part A may be obtained without charge by writing Master Investment Portfolio, c/o Investors Bank & Trust Co., -- Transfer Agent, P.O. Box 9130, Mail Code MFD23, Boston, MA 02117-9130, or by calling 1-888-204-3956.
MIP's Registration Statement may be examined at the office of the Securities and Exchange Commission ("SEC") in Washington, D.C.


                                TABLE OF CONTENTS

                                                                                                            Page
Trust History .....................................................................................          1
Description of the Master Portfolio and Its Investments and Risks .................................          2
Management of the Trust ...........................................................................          8
Control Persons and Principal Holders of Securities ...............................................          9
Investment Advisory and Other Services ............................................................          9
Brokerage Allocation and Other Practices ..........................................................         10
Capital Stock and Other Securities ................................................................         10
Purchase, Redemption and Pricing of Interests .....................................................         11
Taxation of the Trust .............................................................................         12
Underwriters ......................................................................................         12
Calculations of Performance Data ..................................................................         12
Financial Statements ..............................................................................         12
Appendix ..........................................................................................        A-1


ITEM 11.  TRUST HISTORY.

     MIP is an open-end, management investment company, organized on October 21, 1993 as a business trust under the laws of the State of Delaware. MIP is a "series fund," which is a mutual fund divided into separate portfolios. This is Part B for the Russell 2000 Index Master Portfolio (the "Master Portfolio"), a diversified portfolio of MIP. The Master Portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940 Act"), and for other purposes and an interestholder of the Master Portfolio is not deemed to be an interestholder of any other portfolio of MIP. As described below, for certain matters MIP interestholders vote together as a group; as to others they vote separately by portfolio. MIP currently offers twelve other portfolios pursuant to other offering documents. From time to time, other portfolios may be established and sold pursuant to other offering documents.

     Beneficial interests in the Master Portfolio are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Regulation D under the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Portfolio may be made only by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. Investment companies that hold beneficial interests in the Master Portfolio are sometimes referred to herein as "feeder funds."

ITEM 12.  DESCRIPTION OF THE MASTER PORTFOLIO AND ITS INVESTMENTS AND RISKS.

     The following information supplements and should be read in conjunction with Item 4 in Part A.

     Investment Objectives. The Master Portfolio's investment objective is set forth in Item 4, "Investment Objectives, Principal Strategies and Related Risks," of Part A. The Master Portfolio's investment objective can be changed by MIP's Board of Trustees without interestholder approval. The objective and policies of the Master Portfolio determines the types of portfolio securities in which it invests, the degree of risk to which it is subject and, ultimately, its performance. There can be no assurance that the investment objectives of the Master Portfolio will be achieved.

Investment Restrictions.

Fundamental Investment Restrictions. The Master Portfolio has adopted the following investment restrictions as fundamental policies. These restrictions cannot be changed, as to the Master Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting interests. The Master Portfolio may not:

     (1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio's investments in that industry would equal or exceed 25% of the current value of the Master Portfolio's total assets, provided that this restriction does not limit the Master Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements provided further that the Master Portfolio reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the SEC or its staff); and provided further that the Master Portfolio reserves the right to concentrate in any industry in which the Russell 2000 Index becomes concentrated to the same degree during the same period.

     (2) Purchase securities of any issuer if, as a result, with respect to 75% of the Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Master Portfolio's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

     (3) Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

     (4) Issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

     (5) Make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Master Portfolio's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

     (6) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Master Portfolio's investment program may be deemed to be an underwriting.

     (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     (8) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Restrictions. The Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by vote of a majority of the Trustees of MIP, at any time. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

     (1) The Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company, and (iii) 10% of the Master Portfolio's net assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

     (2) The Master Portfolio may not invest more than 15% of it's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.


Portfolio Securities

     Floating- and Variable-Rate Obligations.
     ---------------------------------------

     The Master Portfolio may purchase floating- and variable-rate obligations as described in the Prospectus. The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Master Portfolio may invest. BGFA, on behalf of the Master Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio. The Master Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

   Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions.
   ----------------------------------------------------------------------------

     The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the adviser.

     Futures Contracts and Options on Futures Contracts.
     --------------------------------------------------

     The Master Portfolio may enter into futures contracts and may purchase and write options thereon. Upon exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Master Portfolio.

     In order to comply with undertakings made by the Master Portfolio pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Master Portfolio will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Master Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such five percent.

     Future Developments. The Master Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Master Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Master Portfolio's investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, the Master Portfolio will provide appropriate disclosure in its prospectus.

     Stock Index Futures and Options on Stock Index Futures. The Master Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Master Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

     Index Swaps. The Master Portfolio may enter into index swaps in pursuit of its investment objective. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Master Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the Master Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The use of index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Master Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Master Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Master
Portfolio may not receive net amount of payments that the Master Portfolio contractually is entitled to receive.

     Illiquid Securities.

     The Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

     Initial Public Offerings.
     ------------------------

     Although it is not a principal investment strategy of the Master Portfolio, the Master Portfolio may purchase shares issued in initial public offerings ("IPOs") in anticipation of such shares becoming part of the Russell 2000 Index. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which creates a greater potential for the value of their securities to be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particular volatile at the time of its IPO and for a period thereafter. Because of the nature of IPOs and the fact that such securities may not be part of the Russell 2000 Index at the time of the Master Portfolio's purchase, the Master Portfolio's investments in IPOs may cause its performance to track the Russell 2000 Index less closely.

     Investment Company Securities.

     The Master Portfolio may invest in securities issued by other open-end, management investment companies to the extent permitted under the 1940 Act. As a general matter, under the 1940 Act, investment in such securities is limited to:
(i) 3% of the outstanding voting stock of any one investment company, (ii) 5% of the Master Portfolio's total assets with respect to any one investment company and (iii) 10% of the Master Portfolio's total assets with respect to all such companies in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Master Portfolio may also purchase shares of exchange-listed closed-end funds to the extent permitted under the 1940 Act.

     Loans of Portfolio Securities.
     -----------------------------

     The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to such Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Master Portfolio does not enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that the Master Portfolio receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash- equivalent collateral. The Master Portfolio will not lend securities having an aggregate market value that exceeds one-third of the current value of its total assets. Loans of securities by the Master Portfolio are subject to termination at the Master Portfolio's or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Master Portfolio, BGFA or Stephens.

     Repurchase Agreements.

     The Master Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. The Master Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Master Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Master Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Master Portfolio in connection with insolvency proceedings), it is the policy of the Master Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered to be loans by a Master Portfolio under the 1940 Act.

     Short-Term Instruments and Temporary Investments.
     ------------------------------------------------

     The Master Portfolio may invest in high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of interestholder purchases or redemptions or when "defensive" strategies are appropriate. The instruments in which the Master Portfolio may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers'
acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"); (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.

     Bank Obligations. The Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     Certificates  of  deposit  are  negotiable   certificates   evidencing  the
obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Commercial Paper and Short-Term Corporate Debt Instruments. The Master Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Master Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. The investment adviser to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

     U.S. Government Obligations. The Master Portfolio may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or
(ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

ITEM 13.  MANAGEMENT OF THE TRUST.

     The following information supplements and should be read in conjunction with the Part A section entitled "Management, Organization and Capital Structure." The Trustees and Principal Officer of MIP, together with information as to their principal business occupations during at least the last five years, are shown below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Each Trustee who is deemed to be an "interested person" of the MIP, as defined in the 1940 Act, is indicated by an asterisk.


Jack S. Euphrat, 78                    Trustee                Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 49                    Trustee, Chairman      Executive Vice President of Stephens Inc.; President
                                       and President          of Stephens Insurance Services Inc.; Senior Vice
                                                              President of Stephens Sports Management Inc.; and
                                                              President of Investors Brokerage Insurance Inc.

W. Rodney Hughes, 74                   Trustee                Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Leo Soong, 54                          Trustee                Managing Director of Crystal Geyser Roxane Water
Crystal Geyser Water Co.                                      Co.; Co-Founder and President of Crystal Geyser
55 Francisco Street, Suite 410                                Water Co.
San Francisco, CA 94133

Richard H. Blank, Jr.,  44             Chief Operating        Vice President of Stephens Inc.; Director of
                                       Officer, Secretary     Stephens Sports Management Inc.; and Director of
                                       and Treasurer          Capo Inc.

                               Compensation Table
                  For the Calendar Year Ended December 31, 1999

                                                                           Aggregate        Total Compensation
                                                                         Compensation       from Registrant
          Name and Position                                             from Registrant     and Fund Complex
          -----------------                                          -  ---------------     ----------------
          Jack S. Euphrat                                                   $5,875                   $11,750
            Trustee

          *R. Greg Feltus                                                     $0                        $0
            Trustee

          Thomas S. Goho1                                                   $1,500                    $3,000
            Trustee

          W. Rodney Hughes                                                  $5,875                   $11,750
            Trustee

          *J. Tucker Morse1                                                 $1,500                    $3,000
            Trustee

--------------------
1        Retired from the Board of Trustees of MIP on April 28, 1999.

     Trustees of MIP are compensated annually by all the registrants in the fund complex for their services as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. MIP and Barclays Global Investors Funds, Inc. ("BGIF") are considered to be members of the same "fund complex" as such term is defined in Form N-1A under the 1940 Act. The Trustees are compensated by MIP and BGIF for their services as Directors/Trustees to MIP and BGIF. Currently, the Trustees do not receive any retirement benefits or deferred compensation from MIP or BGIF. As of the date of this Part B, the Trustees and Principal Officer of MIP as a group beneficially owned less than 1% of the outstanding beneficial interest of MIP.

ITEM 14.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

     The Master Portfolio is newly organized. Accordingly, as of the date of this Part B, no persons own 5% or more of the outstanding voting securities of the Master Portfolio.


ITEM 15.  INVESTMENT ADVISORY AND OTHER SERVICES.

     The following information supplements and should be read in conjunction with Item 6 in Part A.


     Investment Adviser. Barclays Global Fund Advisors ("BGFA") provides investment advisory services to the Master Portfolio pursuant to an Investment Advisory Contract ("BGFA Advisory Contract") with MIP. As to the Master Portfolio, the BGFA Advisory Contract is subject to annual approval by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of the Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. As to the Master Portfolio, the BGFA Advisory Contract is terminable without penalty, on 60 days' written notice, by either party. The BGFA Advisory Contract will terminate automatically, as to the Master Portfolio, in the event of its assignment (as defined in the 1940 Act).


         Advisory Fees. BGFA is entitled to receive monthly fees at the annual rate of 0.08% of the average daily net assets of the Master Portfolio as compensation for its advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.


     Co-Administrators. Stephens and Barclays Global Investors, N.A. ("BGI") are the Master Portfolio's co-administrators. Stephens and BGI provide the Master Portfolio with administrative services, including general supervision of the Master Portfolio's non-investment operations, coordination of the other services provided to the Master Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the MIP's trustees and officers. Stephens also furnishes office space and certain facilities to conduct the Master Portfolio's business, and compensates the MIP's trustees, officers and employees who are affiliated with Stephens. In addition, except as outlined below under "Expenses," Stephens and BGI will be responsible for paying all expenses incurred by the Master Portfolio other than the advisory fees payable to BGFA. Stephens and BGI are entitled to receive a monthly fee, in the aggregate, at an annual rate of 0.02% of the average daily net assets of the Master Portfolio for providing administrative services and assuming expenses.



     Placement Agent. Stephens is the placement agent for the Master Portfolio. Stephens is a full service broker/dealer and investment advisory firm located at 111 Center Street, Little Rock, Arkansas 72201. Stephens and its predecessor have been providing securities and investment services for more than 60 years, including discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments. Stephens does not receive compensation for acting as placement agent to the Master Portfolio.


     Custodian. IBT acts as the Master Portfolio's custodian. The principal business address of IBT is 200 Clarendon Street, Boston, Massachusetts 02116. IBT will only receive compensation for its custodial services from Stephens and BGI.



     Transfer and Dividend Disbursing Agent. IBT also acts as the Master Portfolio's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). IBT is not entitled to receive compensation for providing such services to the Master Portfolio so long as it receives fees for providing similar services to the funds which invest substantially all of their assets in the Master Portfolio.


     Expenses. Except for extraordinary expenses, brokerage and other expenses connected with to the execution of portfolio transactions and certain other expenses which are borne by the Master Portfolio, Stephens and BGI have agreed to bear all costs of the Master Portfolio's and MIP's operations. Expenses attributable only to the Master Portfolio shall be charged only against the assets of the Master Portfolio. General expenses of MIP shall be allocated among its portfolios in a manner proportionate to the net assets of each, on a transactional basis or on such other basis as the Board of Trustees deems equitable.



ITEM 16.  BROKERAGE ALLOCATION AND OTHER PRACTICES.

     General. BGFA assumes general supervision over placing orders on behalf of the Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolio may transact business offer commission rebates to the Master Portfolio. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates over 100% are likely to result in comparatively greater brokerage expenses. BGFA may from time to time execute trades on behalf of and for the account of the Master Portfolio with brokers or dealers that are affiliated with BGFA.


ITEM 17.  CAPITAL STOCK AND OTHER SECURITIES.

     Pursuant to MIP's Declaration of Trust, the Trustees are authorized to issue beneficial interests in the Master Portfolio. Investors in the Master Portfolio are entitled to participate pro rata in distributions of taxable income, loss, gain and credit of the Master Portfolio. Upon liquidation or dissolution of the Master Portfolio, investors are entitled to share pro rata in the Master Portfolio's net assets available for distribution to its investors. Investments in the Master Portfolio have no preference, pre-exemptive, conversion or similar rights and are fully paid and non-assessable, except as set forth below. Investments in the Master Portfolio may not be transferred. No certificates are issued.


     Each investor is entitled to vote, with respect to matters affecting each of MIP's portfolios, in proportion to the amount of its investment in the MIP. Investors in the MIP do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interest in MIP may elect all of the Trustees of MIP if they choose to do so and in such event the other investors in MIP would not be able to elect any Trustee. MIP is not required to hold annual meetings of investors but MIP may hold special meetings of investors when in the judgment of MIP's Trustees it is necessary or desirable to submit matters for an investor vote.


     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting interests of an investment company, such as MIP, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding interests of each Master Portfolio affected by such matter. Rule 18f-2 further provides that a Master Portfolio shall be deemed to be affected by a matter unless it is clear that the interests of such Master Portfolio in the matter are identical or that the matter does not affect any interest of such Master Portfolio. However, the Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.


ITEM 18.  PURCHASE, REDEMPTION AND PRICING OF INTERESTS.

     The following information supplements and should be read in conjunction with Item 7 in Part A.



     Purchase of Interests. Beneficial interests in the Master Portfolio are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Master Portfolio may only be made by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.


     Payment for interests of the Master Portfolio may, at the discretion of the adviser, be made in the form of securities that are permissible investments for the Master Portfolio and must meet the investment objective, policies and limitations of the Master Portfolio as described in the Part A. In connection with an in-kind securities payment, the Master Portfolio may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Master Portfolio; (ii) are accompanied by satisfactory assurance that the Master Portfolio will have good and marketable title to such securities received by it; (iii) are not subject to any restrictions upon resale by the Master Portfolio; (iv) be in proper form for transfer to the Master Portfolio; and (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Master Portfolio engaged in the in-kind purchase transaction and must be delivered to such Master Portfolio by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Interests purchased in exchange for securities generally cannot be redeemed until the transfer has settled.


     Suspension of Redemptions. The right of redemption of Master Portfolio interests may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Master Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Master
Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Master Portfolio's interestholders.


     Pricing of Securities. The securities of the Master Portfolio are valued as discussed below. Domestic securities are valued at the last sale price on the domestic securities or commodities exchange or national securities market on which such securities primarily are traded. Securities not listed on a domestic exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Portfolio securities which are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities is determined by BGFA in accordance with guidelines approved by MIP's Board of Trustees. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by BGFA in accordance with such guidelines.


     Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by MIP's Board of Trustees, are valued at fair value as determined in good faith by BGFA in accordance with guidelines approved by MIP's Board of Trustees. BGFA and MIP's Board of Trustees periodically review the method of valuation. In making its good faith valuation of restricted securities, BGFA generally takes the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount is revised periodically if it is believed that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually are valued initially at cost. Any subsequent adjustment from cost is based upon considerations deemed relevant by MIP's Board of Trustees or its delegates.


     New York Stock Exchange Closings. The holidays on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


ITEM 19.  TAXATION OF THE TRUST.

     MIP is organized as a business trust under Delaware law. Under MIP's current classification for federal income tax purposes, it is intended that the Master Portfolio will be treated as a non-publicly traded partnership for such purposes and, therefore, the Master Portfolio will not be subject to any federal income tax. However, each investor in the Master Portfolio will be taxable on its share (as determined in accordance with the governing instruments of MIP) of the Master Portfolio's income and gains in determining its federal income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     The Master Portfolio's taxable year-end is the last day of December. Although the Master Portfolio will not be subject to federal income tax, it will file appropriate federal income tax returns.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

ITEM 20.  UNDERWRITERS.

     The exclusive placement agent for MIP is Stephens, which receives no compensation for serving in this capacity. Registered broker/dealers and investment companies, insurance company separate accounts, common and commingled trust funds, group trust and similar organizations and entities which constitute accredited investors, as defined in the regulations adopted under the 1933 Act, may continuously invest in the Master Portfolio of MIP.


ITEM 21.  CALCULATIONS OF PERFORMANCE DATA.

     Not applicable.


ITEM 22.  FINANCIAL STATEMENTS.

     KPMG  LLP  provides  audit  services,   tax  services  and  assistance  and
consultation in connection with the review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                    APPENDIX

         Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"),Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

     S&P Bond Ratings

                                      "AAA"

         Bonds rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      "AA"

         Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                       "A"

         Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                      "BBB"

         Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

     S&P Commercial Paper Ratings

         The designation "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an "A-2" designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

     Moody's Bond Ratings

                                      "Aaa"

         Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      "Aa"

         Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                                       "A"

         Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                      "Baa"

         Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

     Moody's Commercial Paper Ratings

         The rating ("P-1") Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers (or relating supporting institutions) rated ("P-2") Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Fitch Bond Ratings

         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                      "AAA"

         Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      "AA"

         Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".



                                       "A"
         Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                      "BBB"

         Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

     Fitch Short-Term Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                     "F-1+"

         Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      "F-1"

         Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                                      "F-2"

         Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the "F-1+" and "F-1" categories.


                                Duff Bond Ratings

                                      "AAA"

         Bonds rated "AAA" are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                      "AA"

         Bonds rated "AA" are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                       "A"

         Bonds rated "A" have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                      "BBB"

         Bonds rated "BBB" are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         Plus (+) and minus (-) signs are used with a rating symbol (except "AAA") to indicate the relative position of a credit within the rating category.

     Duff Commercial Paper Ratings

         The rating "Duff-1" is the highest commercial paper rating assigned by Duff. Paper rated "Duff-1" is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

     IBCA Bond and Long-Term Ratings

         Obligations rated "AAA" by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated "AA" by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     IBCA Commercial Paper and Short-Term Ratings

         The designation "A1" by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated "A1+" are supported by the highest capacity for timely repayment. Obligations rated "A2" are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     IBCA International and U.S. Bank Ratings

         An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from "1" through "5," address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from "A" through "E," represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

                           MASTER INVESTMENT PORTFOLIO

                                File No. 811-8162

                                     PART C

                                OTHER INFORMATION

Item 23.      Exhibits.
              --------



----------------------- ----------------------------------------------------------------------------------------------


       Exhibit                                  Description

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (a)(1)                Amended  and   Restated   Declaration   of  Trust,
                              incorporated  by  reference  to  the  Registration
                              Statement on Form N-1A,  filed  November 15, 1993,
                              and August 31, 1998.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (a)(2) Certificate of Trust, incorporated by reference to the Registration Statement on Form N-1A, filed
                              November 15, 1993, and August 31, 1998.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (a)(3)                Amendment  to the Amended and  Restated  Agreement
                              and   Declaration   of  Trust,   incorporated   by
                              reference  to the  Registration  Statement on Form
                              N-1A, filed August 31, 1998.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (a)(4)                Certificate  of  Amendment to the  Certificate  of
                              Trust,    incorporated   by   reference   to   the
                              Registration   Statement   on  Form  N-1A,   filed
                              September 9, 1998.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


         (b)                  By-Laws, incorporated by reference to the Registration Statement on Form N-1A filed November 15, 1993.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


         (c)                  Not applicable

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (d)(1)                Investment  Advisory  Contract  by and  among  BZW
                              Barclays   Global   Fund   Advisors   and   Master
                              Investment  Portfolio  on behalf  of the  LifePath
                              2000 Master  Portfolio,  incorporated by reference
                              to Amendment No. 3 to the Registration  Statement,
                              filed January 5, 1996.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (d)(2)                Investment  Advisory  Contract  by and  among  BZW
                              Barclays   Global   Fund   Advisors   and   Master
                              Investment  Portfolio  on behalf  of the  LifePath
                              2010 Master  Portfolio,  incorporated by reference
                              to Amendment No. 3 to the Registration  Statement,
                              filed January 5, 1996.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (d)(3)                Investment  Advisory  Contract  by and  among  BZW
                              Barclays   Global   Fund   Advisors   and   Master
                              Investment  Portfolio  on behalf  of the  LifePath
                              2020 Master  Portfolio,  incorporated by reference
                              to Amendment No. 3 to the Registration  Statement,
                              filed January 5, 1996.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (d)(4)                Investment  Advisory  Contract  by and  among  BZW
                              Barclays   Global   Fund   Advisors   and   Master
                              Investment  Portfolio  on behalf  of the  LifePath
                              2030 Master  Portfolio,  incorporated by reference
                              to Amendment No. 3 to the Registration  Statement,
                              filed January 5, 1996.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (d)(5)                Investment  Advisory  Contract  by and  among  BZW
                              Barclays   Global   Fund   Advisors   and   Master
                              Investment  Portfolio  on behalf  of the  LifePath
                              2040 Master  Portfolio,  incorporated by reference
                              to Amendment No. 3 to the Registration  Statement,
                              filed January 5, 1996.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (d)(6)                Investment  Advisory  Contract  by and  among  BZW
                              Barclays   Global   Fund   Advisors   and   Master
                              Investment  Portfolio  on behalf of the Bond Index
                              Master  Portfolio,  incorporated  by  reference to
                              Amendment  No.  3 to the  Registration  Statement,
                              filed January 5, 1996.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (d)(7)                Investment  Advisory  Contract  by and  among  BZW
                              Barclays   Global   Fund   Advisors   and   Master
                              Investment   Portfolio  on  behalf  of  the  Asset
                              Allocation  Master   Portfolio,   incorporated  by
                              reference to Amendment  No. 3 to the  Registration
                              Statement, filed January 5, 1996.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (d)(8)                Investment  Advisory  Contract  by and  among  BZW
                              Barclays   Global   Fund   Advisors   and   Master
                              Investment  Portfolio  on  behalf  of the  S&P 500
                              Index Master Portfolio,  incorporated by reference
                              to Amendment No. 3 to the Registration  Statement,
                              filed January 5, 1996.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (d)(9)                Investment Advisory Contract by and among Barclays
                              Global  Fund   Advisors   and  Master   Investment
                              Portfolio  on behalf of the  Money  Market  Master
                              Portfolio,  incorporated by reference to Amendment
                              No.  9  to  the  Registration   Statement,   filed
                              February 22, 1999.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


       (d)(10)                Investment Advisory Contract by and among Barclays
                              Global  Fund   Advisors   and  Master   Investment
                              Portfolio on behalf of the  Extended  Index Master
                              Portfolio,  incorporated by reference to Amendment
                              No.  9  to  the  Registration   Statement,   filed
                              February 22, 1999.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


       (d)(11)                Investment Advisory Contract by and among Barclays
                              Global  Fund   Advisors   and  Master   Investment
                              Portfolio  on  behalf  of the  U.S.  Equity  Index
                              Master  Portfolio,  incorporated  by  reference to
                              Amendment  No.  9 to the  Registration  Statement,
                              filed February 22, 1999.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


       (d)(12)                Investment Advisory Contract by and among Barclays
                              Global  Fund   Advisors   and  Master   Investment
                              Portfolio  on  behalf of the  International  Index
                              Master  Portfolio,  incorporated  by  reference to
                              Amendment  No. 11 to the  Registration  Statement,
                              filed September 29, 1999.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


       (d)(13)                Investment Advisory Contract by and among Barclays
                              Global  Fund   Advisors   and  Master   Investment
                              Portfolio  on behalf  of the  Russell  2000  Index
                              Master Portfolio, filed herewith.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


         (e)                  Placement Agency Agreement with Stephens Inc. on behalf of each Master
                              Portfolio, filed herewith.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


         (f)                  Not applicable.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


         (g)                  Custody Agreement with Investors Bank & Trust Co. on behalf of each Master
                              Portfolio, filed herewith.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (h)(1)                Co-Administration Agreement with Stephens Inc. and
                              Barclays Global  Investors,  N.A. on behalf of the
                              Asset  Allocation,  Bond Index,  LifePath  Income,
                              LifePath  2010,   LifePath  2020,  LifePath  2030,
                              LifePath  2040,  Money  Market  and S&P 500  Index
                              Master  Portfolios,  incorporated  by reference to
                              Amendment  No. 11 to the  Registration  Statement,
                              filed September 29, 1999.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (h)(2)                Co-Administration Agreement with Stephens Inc. and Barclays Global Investors,
                              N.A. on behalf of Extended Index, International Index, Russell 2000 Index and
                              U.S. Equity Index Master Portfolios, filed herewith.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (h)(3)                Sub-Administration Agreement with Investors Bank & Trust and Barclays Global
                              Investors, N.A. on behalf of each Master Portfolio, incorporated by reference to Amendment No. 9 to the Registration Statement, filed February 22, 1999.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (h)(4)                Third Party Feeder Fund Agreement by and among Strong Equity Funds, Inc.,
                              Strong Funds Distributors, Inc. and Master Investment Portfolio, incorporated by reference to Amendment No. 7 to the Registration Statement, filed August
                              31, 1998.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (h)(5)                Third Party Feeder Fund Agreement by and among Hewitt Series Funds, Hewitt
                              Services LLC and Master Investment Portfolio, incorporated by reference to
                              Amendment No. 10 of the Registration Statement, filed June 30, 1999.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (h)(6)                First  Amendment  to the Third  Party  Feeder Fund
                              Agreement by and among Hewitt Series Funds, Hewitt
                              Services LLC and Master Investment Portfolio, filed herewith.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (h)(7)                Third  Party  Feeder Fund  Agreement  by and among
                              Diversified    Investors    Stock    Index   Fund,
                              Diversified  Investors Securities  Corporation and
                              Master  Investment   Portfolio,   incorporated  by
                              reference to Amendment No. 10 of the  Registration
                              Statement, filed June 30, 1999.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (h)(8)                Third  Party  Feeder Fund  Agreement  by and among
                              Diversified   Institutional   Stock   Index  Fund,
                              Diversified  Investors Securities  Corporation and
                              Master Investment Portfolio, filed herewith.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (h)(9)                Third  Party  Feeder Fund  Agreement  by and among
                              Vantagepoint  Funds,  ICMA - RC Services,  LLC and
                              Master  Investment   Portfolio,   incorporated  by
                              reference to Amendment No. 10 of the  Registration
                              Statement, filed June 30, 1999.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


       (h)(10)                Third Party Feeder Fund Agreement by and among INTRUST SERIES TRUST, BISYS
                              Fund Services, BISYS Fund Services, Inc., INTRUST Bank, N.A., Investors Bank
                              & Trust Company and Master Investment Portfolio, incorporated by reference to
                              Amendment No. 10 of the Registration Statement, filed June 30, 1999.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


       (h)(11)                Amended and Restated Third Party Feeder Fund Agreement by and among E*Trade
                              Funds, E*Trade Securities and Master Investment Portfolio, incorporated by reference to Amendment No. 12 of the Registration Statement, filed June 30,
                              2000.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


       (h)(12)                Amendment No. 2 to the Amended and Restated Third Party Feeder Fund Agreement
                              by and among E*Trade Funds, E*Trade Securities and Master Investment
                              Portfolio, filed herewith.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


       (h)(13)                Third Party Feeder Fund Agreement by and among X.Com Funds, X.Com Asset
                              Management, Inc. and Master Investment Portfolio, incorporated by reference to Amendment No. 12 of the Registration Statement, filed June 30, 2000.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


       (h)(14)                Third Party Feeder Fund Agreement by and among Smith Barney Investment Trust,
                              CFBDS, Inc. and Master Investment Portfolio, incorporated by reference to
                              Amendment No. 12 of the Registration Statement, filed June 30, 2000.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


       (h)(15)                Third Party Feeder Fund Agreement by and among Whatifi Funds, BISYS Fund
                              Services, BISYS Fund Services, Inc., Investors Bank & Trust Co. and Master
                              Investment Portfolio, incorporated by reference to Amendment No. 12 of the
                              Registration Statement, filed June 30, 2000.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


       (h)(16)                Third Party Feeder Fund Agreement by and among Atlas Assets, Inc., Atlas
                              Securities, Inc. and Master Investment Portfolio, filed herewith.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


       (h)(17)                Third  Party  Feeder Fund  Agreement  by and among
                              BB&T   Funds,    BISYS   Fund   Services   Limited
                              Partnership and Master Investment Portfolio, filed
                              herewith.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


       (h)(18)                Third Party Feeder Fund Agreement by and among State Farm Mutual Fund Trust,
                              State Farm VP Management Corp. and Master Investment Portfolio, filed herewith.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


         (i)                  Not applicable.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (j)(1)                Powers of Attorney for Jack S. Euphrat, R. Greg Feltus and W. Rodney Hughes,
                              incorporated by reference to Amendment No. 5 to the Registration Statement, filed June 30, 1997.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


        (j)(2)                Power of Attorney for Leo Soong, incorporated by reference to Amendment No.
                              12, filed June 30, 2000.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


         (k)                  Not applicable

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


         (l)                  Not applicable

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


         (m)                  Distribution   Plan  on   behalf   of  the   Asset
                              Allocation,  Institutional Money Market,  LifePath
                              Income,  LifePath 2010,  LifePath  2020,  LifePath
                              2030 and  LifePath  2040  Funds,  incorporated  by
                              reference  to  Post-Effective  Amendment  No.  22,
                              filed July 30, 1999.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


         (n)                  Not applicable.

----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------


         (p)                  Code of Ethics of Master Investment Portfolio, filed herewith.

----------------------- ----------------------------------------------------------------------------------------------



        Item 24.              Persons Controlled by or Under Common Control with
                              Registrant

              No person is controlled by or under common control with the Registrant.

Item 25.      Indemnification

              Reference is made to Article IX of the Registrant's Declaration of Trust. The application of these provisions is limited by Article 10 of the Registrant's By-Laws and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.


Item 26.      Business and Other Connections of Investment Adviser.
              ----------------------------------------------------

              The Master Portfolios are advised by Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

              Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


----------------------------------- ------------------------------------------------------------------------------

Name and Position                          Principal Business(es) During at
at BGFA                                    Least the Last Two Fiscal Years

----------------------------------- ------------------------------------------------------------------------------
----------------------------------- ------------------------------------------------------------------------------

Patricia Dunn                              Director of BGFA and C-Chairman and Director of BGI
Director                                   45 Fremont Street, San Francisco, CA 94105


----------------------------------- ------------------------------------------------------------------------------
----------------------------------- ------------------------------------------------------------------------------

Lawrence G. Tint                           Chairman of the Board of Directors of BGFA
Chairman and Director                      and Chief Executive Officer of BGI
                                           45 Fremont Street, San Francisco, CA  94105


----------------------------------- ------------------------------------------------------------------------------
----------------------------------- ------------------------------------------------------------------------------

Geoffrey Fletcher                          Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer                    45 Fremont Street, San Francisco, CA 94105
                                           Managing Director and Principal Accounting Officer at
                                           Bankers Trust Company from 1988 - 1997
                                           505 Market Street, San Francisco, CA  94105


----------------------------------- ------------------------------------------------------------------------------



Item 27.      Principal Underwriters.
              ----------------------

              (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations LifeGoal Funds, Inc., Nations Funds Trust,
Wells Fargo Funds Trust and Wells Fargo Variable Trust and is the exclusive placement agent for Wells Fargo Core Trust, Nations Master Investment Trust, and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., Nations Balanced Target Maturity Fund, Inc., and Hatteras Income Securities, Inc., closed-end management investment companies.

              (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the SEC pursuant to the 1940 Act (file No. 501-15510).

(c)      Not applicable.


Item 28.      Location of Accounts and Records

              (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

              (b) BGFA and BGI maintain all Records relating to their services as adviser and co-administrator, respectively, at 45 Fremont Street, San Francisco, California 94105.

              (c) Stephens maintains all Records relating to its services as sponsor, co- administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

                  (e) IBT maintains all Records relating to its services as sub-administrator and custodian at 89 South Street, Boston, Massachusetts 02111.



Item 29.      Management Services

              Other than as set forth under the captions "Item 6, Management, Organization and Capital Structure" in Part A of this Registration Statement, and "Item 13, Management of the Trust" and "Item 15, Investment Advisory and Other Services" in Part B of this Registration Statement, Registrant is not a party to any management-related service contract.


Item 30.      Undertakings

              Not applicable.

                                   SIGNATURES

            Pursuant to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 8th day of December, 2000.

                           MASTER INVESTMENT PORTFOLIO


                                                   By  /s/ Richard H. Blank, Jr.
                                         ---------------------------------------
                                                    Richard H. Blank, Jr.
                                                    Secretary and Treasurer
                                                   (Principal Financial Officer)

            Pursuant to the requirements of the 1940 Act, this Amendment No. 13 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


      Signature                                   Title

                     *                            Trustee, Chairman and President                12/8/00
      ------------------------------
      (R. Greg Feltus)                            (Principal Executive Officer)

                                                  Secretary and Treasurer                        12/8/00
      ------------------------------
      (Richard H. Blank, Jr.)                     (Principal Financial Officer)

                     *                            Trustee                                        12/8/00
      ------------------------------
      (Jack S. Euphrat)

                     *                            Trustee                                        12/8/00
      ------------------------------
      (W. Rodney Hughes)

                     *                            Trustee                                        12/8/00
      ------------------------------
      (Leo Soong)


*By:   /s/ Richard H. Blank, Jr.
      ------------------------------
          Richard H. Blank, Jr.
           As Attorney-in-Fact
           December 8, 2000

                           MASTER INVESTMENT PORTFOLIO
                              SEC FILE No. 811-8162

                                  EXHIBIT INDEX


Exhibit Number                                         Description

Exhibit(d)(13)                             Investment  Advisory Contract
                                           by and  among  Barclays  Global  Fund
                                           Advisors   and   Master    Investment
                                           Portfolio  on behalf  of the  Russell
                                           2000 Index Master Portfolio.

Exhibit (e)                                Placement Agency Agreement with Stephens Inc.

Exhibit (g)                                Custody Agreement with Investors Bank & Trust Co.

Exhibit (h)(2)                             Co-Administration Agreement with Stephens Inc. and Barclays Global
                                           Investors, N.A. on behalf of Extended Index, International Index, Russell
                                           2000 Index and U.S. Equity Index Master Portfolios.

Exhibit(h)(6)                              First  Amendment to the Third
                                           Party  Feeder Fund  Agreement  by and
                                           among  Hewitt  Series  Funds,  Hewitt
                                           Services  LLC and  Master  Investment
                                           Portfolio.

Exhibit (h)(8)                             Third Party Feeder Fund Agreement by and among Diversified
                                           Institutional Stock Index Fund, Diversified Investors Securities
                                           Corporation and Master Investment Portfolio

Exhibit (h)(12)                            Amendment No. 2 to the Amended and Restated Third Party Feeder Fund
                                           Agreement by and among E*Trade Funds, E*Trade Securities and Master
                                           Investment Portfolio

Exhibit (h)(16)                            Third Party Feeder Fund Agreement by and among Atlas Assets, Inc.,
                                           Atlas Securities, Inc. and Master Investment Portfolio.

Exhibit (h)(17)                            Third  Party   Feeder  Fund
                                           Agreement  by and among  BB&T  Funds,
                                           BISYS    Fund    Services     Limited
                                           Partnership  and  Master   Investment
                                           Portfolio.

Exhibit (h)(18)                            Third Party Feeder Fund Agreement by and among State Farm Mutual Fund
                                           Trust, State Farm VP Management Corp. and Master Investment Portfolio.

Exhibit (p)                                Code of Ethics of Master Investment Portfolio



                          INVESTMENT ADVISORY CONTRACT

                           MASTER INVESTMENT PORTFOLIO
                                111 Center Street
                           Little Rock, Arkansas 72201


                                                              [December 7, 2000]


Barclays Global Fund Advisors
45 Fremont Street
San Francisco, California  94105

Dear Sirs:

         This will confirm the agreement between Master Investment Portfolio (the "Trust") on behalf of the Russell 2000 Index Master Portfolio (the "Master Portfolio") and Barclays Global Fund Advisors (the "Adviser") as follows:

1. The Trust is a registered open-end management investment company currently consisting of thirteen investment portfolios, but which may from time to time consist of a greater or lesser number of investment portfolios (the "Master Portfolios"). The Russell 2000 Index Master Portfolio is one of the 13 Master Portfolios. The Trust proposes to engage in the business of investing and reinvesting the assets of the Master Portfolio in the manner and in accordance with the investment objective and restrictions specified in the Trust's Registration Statement, as amended from time to time (the "Registration Statement"), filed by the Trust under the Investment Company Act of 1940 (the "Act"). Copies of the Registration Statement have been furnished to the Adviser. Any amendments to the Registration Statement shall be furnished to the Adviser promptly.

2. The Trust is engaging the Adviser to manage the investing and reinvesting of the Master Portfolio's assets and to provide the advisory services specified elsewhere in this contract to the Master Portfolio, subject to the overall supervision of the Board of Trustees of the Trust.

3. (a) The Adviser shall make investments for the account of the Master Portfolio in accordance with the Adviser's best judgment and consistent with the investment objective and restrictions set forth in the Trust's Registration
Statement, the Act and the provisions of the Internal Revenue Code of 1986 relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. The Adviser shall advise the Trust's officers and Board of Trustees, at such times as the Trust's Board of Trustees may specify, of investments made for the Master Portfolio and shall, when requested by the Trust's officers or Board of Trustees, supply the reasons for making particular investments.

               (b) The Adviser shall provide to the Trust investment guidance and policy direction in connection with its daily management of the Master Portfolio's assets, including oral and written research, analysis, advice, statistical and economic data and information and judgments, and shall furnish to the Trust's Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolio and such additional reports and information as the Trust's Board of Trustees and officers shall reasonably request.

               (c) The Adviser shall pay the costs of printing and distributing all materials relating to the Master Portfolio prepared by it, or prepared at its request, other than such costs relating to proxy statements, Part As, reports for holders of beneficial interests of the Master Portfolio ("Interestholders") and other materials distributed to existing or prospective Interestholders on behalf of the Master Portfolio.

               (d) The Adviser shall, at its expense, employ or associate with itself such persons as the Adviser believes appropriate to assist it in performing its obligations under this contract.

4. The Trust understands that the Adviser, in rendering its services to the Master Portfolio hereunder, may delegate certain advisory responsibilities hereunder to a sub-adviser (the "Sub-Adviser"), provided that the Adviser shall continue to supervise and monitor the performance of the duties delegated to the Sub-Adviser and provided that any such delegation will not relieve the Adviser of its duties and obligations under this contract. The Adviser will not seek to amend any such Sub-Advisory Contract to materially alter the obligations of the parties unless the Adviser gives the Trust at least 60 days' prior written notice thereof.

5. The Adviser shall give the Trust and the Master Portfolio the benefit of the Adviser's best judgment and efforts in rendering services under this contract. As an inducement to the Adviser's undertaking to render these services, the Trust agrees that the Adviser shall not be liable under this contract for any mistake in judgment or in any other event whatsoever except for lack of good faith, provided that nothing in this contract shall be deemed to protect or purport to protect the Adviser against any liability to the Trust or its Interestholders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties under this contract or by reason of reckless disregard of its obligations and duties hereunder.

6. In consideration of the services to be rendered by the Adviser under this contract, the Trust shall pay the Adviser a monthly fee on the first business day of each month, at the annual rate of 0.08% of the average daily value (as determined on each day that such value is determined for the Master Portfolio at the time set forth in the Registration Statement for determining net asset value per share) of the Master Portfolio's net assets during the preceding month. If the fee payable to the Adviser pursuant to this paragraph 6 begins to accrue after the beginning of any month or if this contract terminates before the end of any month, the fee for the period from the effective date to the end of that month or from the beginning of that month to the termination date, respectively, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. For purposes of calculating each such monthly fee, the value of the Master Portfolio's net assets shall be computed in the manner specified in the Registration Statement and the Trust's Agreement and Declaration of Trust for the computation of the value of the Master Portfolio's net assets in connection with the determination of the net asset value of Master Portfolio interests.

7. If in any fiscal year the aggregate expenses of the Master Portfolio (including fees pursuant to this contract, but excluding interest, taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Master Portfolio, the Trust may deduct from the fees to be paid hereunder, or the Adviser will bear, such excess expense to the extent required by state law. The Adviser's obligation pursuant hereto will be limited to the amount of the Adviser's fees hereunder. For purposes of computing the excess, if any, over the most restrictive applicable expense limitation, the value of the Master Portfolio's net assets shall be computed in the manner specified in the last sentence of paragraph 6, and any reimbursements required to be made by the Adviser shall be made once a year promptly after the end of the Master Portfolio's fiscal year.

8. This contract shall become effective on its execution date and shall thereafter continue in effect for a period of more than two years from the date hereof only so long as the continuance is specifically approved at least annually (a) by the vote a majority of the Master Portfolio's outstanding voting securities (as defined in the Act) or by the Trust's Board of Trustees and (b) by the vote, cast in person at a meeting called for the purpose, of a majority of the Trust's trustees who are not parties to this contract or "interested persons" (as defined in the Act) of any such party. This contract may be terminated at any time by the Trust without the payment of any penalty, by a vote of a majority of the Master Portfolio's outstanding voting securities (as defined in the Act) or by a vote of a majority of the Trust's entire Board of Trustee's on 60 days' written notice to the Adviser or by the Adviser on 60 days' written notice to the Trust. This contract shall terminate automatically in the event of its assignment (as defined in the Act).

9. Except to the extent necessary to perform the Adviser's obligations under this contract, nothing herein shall be deemed to limit or restrict the right of the Adviser, or any affiliate of the Adviser, or any employee of the Adviser, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, firm, individual or association.

10. This contract shall be governed by and construed in accordance with the laws of the State of California.

11. This contract has been executed on behalf of the Trust by the undersigned officer of the Trust in his capacity as an officer of the Trust. The obligations of this contract shall only be binding upon the assets and property of the Master Portfolio, as provided for in the Trust's Agreement and Declaration of Trust, and shall not be binding upon any Trustee, officer or Interestholder of the Trust or Master Portfolio individually.

            If the foregoing correctly sets forth the agreement between the Trust and the Adviser, please so indicate by signing and returning to the Trust the enclosed copy hereof.

                                Very truly yours,

                                                   MASTER INVESTMENT PORTFOLIO
                            on behalf of the Russell 2000 Index Master Portfolio


                                                       /s/ Richard H. Blank, Jr.
                              --------------------------------------------------
                                                           Richard H. Blank, Jr.
                                                         Chief Operating Officer


ACCEPTED as of the date set forth above:

BARCLAYS GLOBAL FUND ADVISORS


By: /s/ Mike Latham
    -------------------------------------------------
     Mike Latham
     Managing Director, Director of Operations



By:  /s/ Danell Doty
    -------------------------------------------------

     Danell Doty
     Principal, Manager of Mutual Fund Administration

                           PLACEMENT AGENCY AGREEMENT

                           MASTER INVESTMENT PORTFOLIO
                                111 Center Street
                           Little Rock, Arkansas 72201



                                February 25, 1994


Stephens Inc.
111 Center Street
Little Rock, Arkansas 72201

Dear Sirs:

              This is to confirm that, in consideration of the agreements hereinafter contained, the undersigned, Master Investment Portfolio, a Delaware business trust (the "Master Portfolio") consisting of the portfolios named on
Schedule 1 hereto, as such Schedule may be revised from time to time (each, a "Master Series"), has agreed that you shall be, for the period of this Agreement, the exclusive placement agent for shares of beneficial interest of each Master Series.

              1. You will act as agent for the private placement of shares of each Master Series covered by, and in accordance with, the registration statement and prospectus then in effect under the Investment Company Act of 1940, as amended, and will transmit promptly any orders received by you for purchase or redemption of shares of a Master Series to the Transfer and Dividend Disbursing Agent for the Master Portfolio of which the Master Portfolio has notified you in writing. All orders from you shall be subject to acceptance and confirmation by the Master Portfolio.

              2. You shall act as exclusive placement agent for each Master Series' shares in compliance with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the Investment Company Act of 1940, as amended, by the Securities and Exchange Commission or any securities association registered under the Securities Exchange Act of 1934, as amended.

              3. Whenever in their judgment such action is warranted by market, economic or political conditions, or by abnormal circumstances of any kind, the Master Portfolio's officers may decline to accept any orders for, or make any sales of, any of the Master Series' shares until such time as they deem it advisable to accept such orders and to make such sales and the Master Portfolio shall advise you promptly of such determination.

              4. Ownership of Master Series shares sold hereunder shall be registered in such names and denominations as are specified in writing to the Master Portfolio or to its agent designated for the purpose. No certificates for shares of the Master Series will be issued.

              5. The Master Portfolio agrees to pay all expenses in connection with maintaining facilities for the issue and transfer of the Master Series' shares and for supplying information, prices and other data to be furnished by the Master Portfolio hereunder, and all expenses in connection with preparing and printing the Master Portfolio's prospectuses and statements of additional information for regulatory purposes and for distribution to shareholders; provided, however, that nothing contained herein shall be deemed to require the Master Portfolio to pay any of the costs of advertising the sale of the Master Series' shares. You shall pay all other expenses incurred by you in connection with the sale of the Master Series' shares as contemplated in this agreement.

              6. All shares offered for sale and sold by you shall be offered for sale and sold by you to investors at the price per share (the "offering price," which is the net asset value per share) specified and determined as provided in the prospectus relating to the offering of relevant Master Series' shares for sale. If the offering price is not an exact multiple of one cent, it shall be adjusted to the nearest full cent. The Master Portfolio shall determine and furnish promptly to you a statement of the offering price at least once on each day on which the prospectus states the Master Portfolio is required to determine the relevant Master Series' net asset value for the purpose of pricing purchase orders. Each offering price shall become effective at the time and shall remain in effect during the period specified in the statement. Each such statement shall show the basis of its computation. For purposes of establishing the offering price, the Master Portfolio shall consider a purchase order to have been presented to it at the time it was originally entered by you for transmission to it, provided the original purchase order and your fulfilling order to the Master Portfolio are appropriately time stamped or evidenced to show the time of original entry and that your fulfilling order to the Master Portfolio is received by the Master Portfolio within a time deemed by it to be reasonable after the purchase order was originally entered. Purchases of shares shall be made for full and fractional shares, carried to the third decimal place.

              7. The Master Portfolio shall furnish you from time to time, for use in connection with the sale of the Master Series' shares, such information with respect to the Master Portfolio and the Master Series' shares as you may reasonably request, all of which shall be signed by one or more of the Master Portfolio's duly authorized officers; and the Master Portfolio warrants that the statements contained in any such information, when so signed by the Master Portfolio's officers, shall be true and correct. The Master Portfolio also shall furnish you with copies of its reports to shareholders and such additional information regarding a Master Series' financial condition as you may reasonably request from time to time.

              8. The Master Portfolio represents to you that all registration statements and prospectuses filed by the Master Portfolio with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, with respect to the Master Series' shares have been carefully prepared in conformity with the requirements of said Act and rules and regulations of the Securities and Exchange Commission thereunder. As used in this agreement the terms "registration statement" and "prospectus" shall mean any registration statement and prospectus, including the statement of additional information incorporated by reference therein, filed with the Securities and Exchange Commission and any amendments and supplements thereto which at any time shall have been filed with said Commission. The Master Portfolio represents and warrants to you that any registration statement and prospectus, when such registration statement becomes effective, will contain all statements required to be stated therein in conformity with said Act and the rules and regulations of said Commission; that all statements of fact contained in any such registration statement and prospectus will be true and correct when such registration statement becomes effective; and that neither any registration statement nor any prospectus when such registration statement becomes effective will include an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Master Portfolio may but shall not be obligated to propose from time to time such amendment or amendments to any registration statement and such supplement or supplements to any prospectus as, in the light of future developments, may, in the opinion of the Master Portfolio's counsel, be necessary or advisable. If the Master Portfolio shall not propose such amendment or amendments and/or supplement or supplements within fifteen days after receipt by the Master Portfolio of a written request from you to do so, you may, at your option, terminate this agreement or decline to make offers of the Master Series' securities until such amendments are made. The Master Portfolio shall not file any amendment to any registration statement or supplement to any prospectus without giving you reasonable notice thereof in advance; provided, however, that nothing contained in this agreement shall in any way limit the Master
Portfolio's right to file at any time such amendments to any registration statement and/or supplements to any prospectus, of whatever character, as the Master Portfolio may deem advisable, such right being in all respects absolute and unconditional.

              9. The Master Portfolio authorizes you to use any prospectus in the form furnished to you from time to time, in connection with the sale of the Master Series' shares. The Master Portfolio agrees to indemnify, defend and hold you, your several officers and directors, and any person who controls you within the meaning of Section 15 of the Securities Act of 1933, as amended, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which you, your officers and directors, or any such controlling person, may incur under the Securities Act of 1933, as amended, or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in any registration statement or any prospectus or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in either any registration statement or any prospectus or necessary to make the statements in either thereof not misleading; provided, however, that the Master Portfolio's agreement to indemnify you, your officers or directors, and any such controlling person shall not be deemed to cover any claims, demands, liabilities or expenses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in any registration statement or prospectus in reliance upon and in conformity with written information furnished to the Master Portfolio by you specifically for use in the preparation thereof. The Master Portfolio's agreement to indemnify you, your officers and directors, and any such controlling person, as aforesaid, is expressly conditioned upon the Master Portfolio's being notified of any action brought against you, your officers or directors, or any such controlling person, such notification to be given by letter or by telegram addressed to the Master Portfolio at its office in San Francisco, California within ten days after the summons or other first legal process shall have been served. The failure so to notify the Master Portfolio of any such action shall not relieve the Master Portfolio from any liability which the Master Portfolio may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Master Portfolio's indemnity agreement contained in this paragraph 9. The Master Portfolio will be entitled to assume the defense of any suit brought to enforce any such claim, demand or liability, but, in such case, such defense shall be conducted by counsel of good standing chosen by the Master Portfolio and approved by you. In the event the Master Portfolio elects to assume the defense of any such suit and retain counsel of good standing approved by you, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Master Portfolio does not elect to assume the defense of any such suit, or in case you do not approve of counsel chosen by the Master Portfolio, the Master Portfolio will reimburse you, your officers and directors, or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by you or them. The Master Portfolio's indemnification agreement contained in this paragraph 9 and the Master Portfolio's representations and warranties in this agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of you, your officers and directors, or any controlling person, and shall survive the delivery of any of the Master Series' shares. This agreement of indemnity will inure exclusively to your benefit, to the benefit of your several officers and directors, and their respective estates, and to the benefit of any controlling persons and their successors. The Master Portfolio agrees promptly to notify you of the commencement of any litigation or proceedings against the Master Portfolio or any of its officers or Trustees in connection with the issue and sale of any of the Master Series' shares.

              10. You agree to indemnify, defend and hold the Master Portfolio, its several officers and Trustees, and any person who controls the Master Portfolio within the meaning of Section 15 of the Securities Act of 1933, as amended, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Master Portfolio, its officers or Trustees, or any such controlling person, may incur under the Securities Act of 1933, as amended, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Master Portfolio, its officers or Trustees, or such controlling person resulting from such claims or demands, shall arise out of or be based upon (a) any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by you to the Master Portfolio specifically for use in the Master Portfolio's registration statement and used in the answers to any of the items of the registration statement or in the corresponding statements made in the prospectus, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by you to the Master Portfolio and required to be stated in such answers or necessary to make such information not misleading or (b) any act or omission or alleged act or omission on your part as the Master Portfolio's agent that has not been expressly authorized by the Master Portfolio in writing. Your agreement to indemnify the Master Portfolio, its officers and Trustees, and any such controlling person, as aforesaid, is expressly conditioned upon your being notified of any action brought against the Master Portfolio, its officers or Trustees, or any such controlling person, such notification to be given by letter or telegram addressed to you at your principal office in Little Rock, Arkansas within ten days after the summons or other first legal process shall have been served. You shall have the right to control the defense of such action, with counsel of your own choosing, satisfactory to the Master Portfolio, if such action is based solely upon such alleged misstatement or omission on your part, and in any other event the Master Portfolio, its officers or Trustees or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action. The failure so to notify you of any such action shall not relieve you from any liability which you may have to the Master Portfolio, its officers or Trustees, or to such controlling person by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of your indemnity agreement contained in this paragraph 10.

              11. None of the Master Series' shares shall be offered by either you or the Master Portfolio under any of the provisions of this agreement and no orders for the purchase or sale of such shares hereunder shall be accepted by the Master Portfolio if and so long as the effectiveness of the registration statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the Investment Company Act of 1940, as amended; provided, however, that nothing contained in this paragraph 11 shall in any way restrict or have an application to or bearing upon the Master Portfolio's obligation to repurchase any of the Master Series' shares from any shareholder in accordance with the provisions of the Master Portfolio's prospectus or Declaration of Trust.

              12. The Master Portfolio agrees to advise you immediately in writing:

              (a) of any request by the Securities and Exchange Commission for amendments to the registration statement or prospectus then in effect or for additional information;

              (b) in the event of the issuance by the Securities and Exchange Commission of any stop order suspending the effectiveness of the registration statement or prospectus then in effect or the initiation of any proceeding for that purpose;

              (c) of the happening of any event which makes untrue any statement of a material fact made in the registration statement or prospectus then in effect or which requires the making of a change in such registration statement or prospectus in order to make the statements therein not misleading; and

              (d) of all actions of the Securities and Exchange Commission with respect to any amendments to any registration statement or prospectus which may from time to time be filed with the Securities and Exchange Commission.

              13. Insofar as they concern the Master Portfolio, the Master Portfolio shall comply with all applicable laws, rules and regulations, including, without limiting the generality of the foregoing, all rules or regulations made or adopted pursuant to the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, or by any securities association registered under the Securities Exchange Act of 1934, as amended.

              14. You may, if you desire and at your own cost and expense, appoint or employ agents to assist you in carrying out your obligations under this agreement, but no such appointment or employment shall relieve you of any of your responsibilities or obligations to the Master Portfolio under this agreement.

              15. As to each Master Series, subject to the provisions of Paragraph 8, this agreement shall continue until the date set forth opposite such Master Series' name on Schedule 1 hereto (the "Reapproval Date"), and thereafter shall continue automatically for successive annual periods ending on the day of each year set forth opposite such Master Series' name on Schedule 1 hereto (the "Reapproval Day"), provided such continuance is specifically approved at least annually by (i) the Master Portfolio's Board of Trustees or
(ii) vote of a majority (as defined in the Investment Company Act of 1940, as amended) of the Master Portfolio's outstanding voting securities, provided that in either event its continuance also is approved by a majority of the Master Portfolio's trustees who are not "interested persons" (as defined in said Act) of any party to this agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This agreement is terminable without penalty, on 60 days' notice, by vote of holders of a majority of the Master Portfolio's shares, and, as to each Master Series, by the Master Portfolio's Board of Trustees or by you. This agreement also will terminate automatically, as to the relevant Master Series, in the event of its assignment (as defined in said Act).

              16. This agreement has been executed on behalf of the Master Portfolio by the undersigned officer of the Master Portfolio in his capacity as an officer of the Master Portfolio. The obligations of this agreement shall only be binding upon the assets and property of the relevant Master Series, as provided for in the Master Portfolio's Agreement and Declaration of Trust, and shall not be binding upon any Trustee, officer or shareholder of the Master Portfolio or Master Series individually.

              Please confirm that the foregoing is in accordance with your understanding and indicate your acceptance hereof by signing below, whereupon it shall become a binding agreement between us.

                                                     Very truly yours,

                           MASTER INVESTMENT PORTFOLIO



                                      By:  /s/ Richard H. Blank, Jr.



                                        Name:  Richard H. Blank, Jr.
                                        Title:  Chief Operating Officer


ACCEPTED:

STEPHENS INC.



By:  /s/ Richard H. Blank, Jr.
    -------------------------------------------------

Name:  Richard H. Blank, Jr.
Title:  Vice President

                                   SCHEDULE 1


Name of Master Series

LifePath Income Master Series

LifePath 2010 Master Series

LifePath 2020 Master Series

LifePath 2030 Master Series

LifePath 2040 Master Series

Asset Allocation Master Series

Bond Index Master Series

Money Market Master Series

S & P 500 Index Master Series

Extended Index Master Series

U.S. Equity Index Master Series
International Index Master Series

Russell 2000 Index Master Series




Dated:  February 25, 1998

Approved as amended:  October 28, 1998 to include the Extended Index and
                      U.S. Equity Index Master Series

Approved as amended:  July 28, 1999 to include the International Index Master
                      Series

Approved as amended:  August 16, 2000 to include the Russell 2000 Index Master
                      Series

                                CUSTODY AGREEMENT





                                     between

                           MASTER INVESTMENT PORTFOLIO

                                       and

                         INVESTORS BANK & TRUST COMPANY


                                TABLE OF CONTENTS

1.     Bank Appointed Custodian.........................................................................

2.     Definitions......................................................................................
         2.1      Authorized Person.....................................................................
         2.2      Board.................................................................................
         2.3      Security..............................................................................
         2.4      Portfolio Security....................................................................
         2.5      Officer's Certificate.................................................................
         2.6      Book-Entry System.....................................................................
         2.7      Depository............................................................................
         2.8      Proper Instructions...................................................................
         2.9      Foreign Securities....................................................................
         2.8      Performance Calculations .............................................................

3.     Separate Accounts................................................................................

4.     Certification as to Authorized Persons...........................................................

5.     Custody of Cash..................................................................................
         5.1      Purchase of Securities................................................................
         5.2      Redemptions...........................................................................
         5.3      Distributions and Expenses of the Master Portfolios...................................
         5.4      Payment in Respect of Securities......................................................
         5.5      Repayment of Loans....................................................................
         5.6      Repayment of Cash
         5.7      Foreign Exchange Transactions.........................................................
         5.8      Other Authorized Payments.............................................................
         5.9      Termination...........................................................................

6.     Securities
         6.1      Segregation and Registration..........................................................
         6.2      Voting and Proxies....................................................................
         6.3      Corporate Action......................................................................
         6.4      Book-Entry System.....................................................................
         6.5      Use of a Depository...................................................................
         6.6      Use of Book-Entry System for Commercial Paper.........................................
         6.7      Use of Immobilization Programs........................................................
         6.8      Eurodollar CDs........................................................................
         6.9      Options and Futures Transactions......................................................
         6.10     Segregated Account....................................................................
         6.11     Interest Bearing Call or Time Deposits................................................
         6.12     Transfer of Securities

7.     Redemptions......................................................................................

8.     Merger, Dissolution, etc. of the Trust or a Master Portfolio.....................................

9.     Actions of the Bank Without Prior Authorization..................................................

10.    Collections and Defaults.........................................................................

11.    Maintenance of Records and  Accounting Services..................................................

12.    Master Portfolio Evaluation and Performance Calculation..........................................
         12.1     Master Portfolio Evaluation...........................................................
         12.2     Performance Calculation...............................................................

13.    Concerning the Bank..............................................................................
         13.1     Bank Warranty.........................................................................
         13.2     Standards of Care and Performance of Duties...........................................
         13.3     Agents and Sub-custodians with Respect to Property
                  of the Master Portfolios Held in the United States....................................
         13.4     Duties of the Bank with Respect to Property
                  Held Outside of the United States
         13.5     Insurance.............................................................................
         13.6     Fees and Expenses of Bank.............................................................
         13.7     Advances by Bank......................................................................

14.    Termination......................................................................................

15.    Confidentiality..................................................................................

16.    Notices..........................................................................................

17.    Amendments.......................................................................................

18.    Parties..........................................................................................

19.    Governing Law....................................................................................

20.    Counterparts.....................................................................................

21.    Limitations of Liability.........................................................................

22.    Single Agreement.................................................................................

                                CUSTODY AGREEMENT



 ..................AGREEMENT  made as of this 21st day of October,  1996, between
MASTER INVESTMENT PORTFOLIO, a Delaware business trust (the "Trust"), and INVESTORS BANK & TRUST COMPANY (the "Bank" or, at times, "IBT").

         The Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), on behalf of the individual Master Portfolios listed on Schedule A hereto, as such Schedule may be amended from time to time, desires to place and maintain all of the Master Portfolios' portfolio securities and other assets including cash in the custody of the Bank, and the Bank has indicated its willingness to so act, subject to the terms and conditions of this Agreement.

         .........NOW, THEREFORE, in consideration of the premises and of the mutual agreements contained herein, the parties hereto agree as follows:

         1. Bank Appointed Custodian. The Trust hereby appoints the Bank as custodian of the Master Portfolios' portfolio securities and cash delivered to the Bank as hereinafter described, and the Bank agrees to act as such upon the terms and conditions hereinafter set forth.

         .........2........Definitions.  Whenever used herein, the terms listed below will have the following meaning:

                2.1 Authorized Person. Authorized Person will mean any of the persons duly authorized to give Proper Instructions or otherwise act on behalf of the Trust and its Master Portfolios by appropriate resolution of the Board of Trustees of the Trust, and set forth in a certificate as required by Section 4 hereof.

                2.2     Board.  Board will mean the Trust's Board of Trustees .
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                2.3 Security. The term security as used herein will have the same meaning as when such term is used in the Securities Act of 1933, as amended (the "1933 Act"), including, without limitation, any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit sharing agreement, collateral-trust certificate, preorganization certificate or subscription, transferable share, investment contract, voting-trust certificate, certificate of deposit for a security, fractional undivided interest in oil, gas, or other mineral rights, any put, call, straddle, option, or privilege on any security, certificate of deposit, or group or index of securities (including any interest therein or based on the value thereof), or any put, call, straddle, option, or privilege entered into on a national securities exchange relating to a foreign currency, or, in general, any interest or instrument commonly known as a "security", or any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to, or option contract to purchase or sell any of the foregoing, and futures, forward contracts and options thereon.

                2.4 Portfolio Security. Portfolio Security will mean any security owned by a Master Portfolio of the Trust.


                2.5 Officer's Certificate. Officer's Certificate will mean, unless otherwise indicated, any request, direction, instruction, or certification in writing signed by an Authorized Person of the Trust.

                2.6 Book-Entry System. Book-Entry System shall mean the Federal Reserve-Treasury Department Book Entry System for United States government, instrumentality and agency securities operated by the Federal Reserve Bank, its successor(s) and its nominee(s).

                2.7 Depository. Depository shall mean The Depository Trust Company ("DTC") and any other clearing agency registered with the Securities and Exchange Commission under Section 17A of the Securities Exchange Act of 1934, as amended ("Exchange Act"), and its successor(s) and its nominee(s). The term "Depository" shall further mean and include any other person authorized to act as a depository under the 1940 Act, its successor(s) and its nominee(s), specifically identified in a certified copy of a resolution of the Board.

                2.8 Proper Instructions. Proper Instructions shall mean (i) instructions regarding the purchase or sale of Portfolio Securities, and payments and deliveries in connection therewith, given by an Authorized Person, such instructions to be given in such form and manner as the Bank and the Trust shall agree upon from time to time, and (ii) instructions (which may be continuing instructions) regarding other matters signed or initialed by an Authorized Person. Oral instructions will be considered Proper Instructions if the Bank reasonably believes them to have been given by an Authorized Person. The Trust shall cause all oral instructions to be promptly confirmed in writing or by facsimile. The Bank shall act upon and comply with any subsequent Proper Instruction which modifies a prior instruction, and the sole obligation of the Bank with respect to any follow-up or confirmatory instruction shall be to make reasonable efforts to detect any discrepancy between the original instruction and such confirmation and to report such discrepancy to the Trust. The Trust shall be responsible, at the expense of the applicable Master Portfolio, for taking any action, including any reprocessing, necessary to correct any such discrepancy or error, and, to the extent such action requires the Bank to act, the Trust shall give the Bank specific Proper Instructions as to the action required. Upon receipt by the Bank of an Officer's Certificate as to the authorization by the Board accompanied by a detailed description of procedures approved by the Trust, Proper Instructions may include communication effected directly between electromechanical or electronic devices provided that the Trust and the Bank are satisfied that such procedures afford adequate safeguards for a Master Portfolio's assets.

                2.9 Foreign Securities. The term Foreign Securities as used herein will have the same meaning as when such term is used in Rule 17f-5 of the 1940 Act.

                2.10 Performance Calculations. Performance Calculations as used herein shall include standard performance calculations required pursuant to the 1933 Act, the 1940 Act, and any applicable rules and interpretations of the staff of the Securities and Exchange Commission , and shall also include other non-standard performance calculations as shall be agreed upon by both parties to this Agreement from time to time.

         3. Separate Accounts. The Bank will segregate the assets of each Master Portfolio to which this Agreement relates into a separate account for each such Master Portfolio containing the assets of such Master Portfolio (and all investment earnings thereon). Unless the context otherwise requires, any reference in this Agreement to any actions to be taken by the Trust shall be deemed to refer to the Trust acting on behalf of one or more of its Master
Portfolios, any reference in this Agreement to any assets of the Trust, including, without limitation, any Portfolio Securities and other assets including cash and any earnings thereon, shall be deemed to refer only to assets of the applicable Master Portfolio, any duty or obligation of the Bank hereunder to the Trust shall be deemed to refer to duties and obligations with respect to the individual Master Portfolios, and any obligation or liability of the Trust hereunder shall be binding only with respect to the individual Master Portfolio and shall be discharged only out of the assets of such Master Portfolio.

         4. Certification as to Authorized Persons. The Secretary or an Assistant Secretary of the Trust will at all times maintain on file with the Bank his or her certification to the Bank, in such form as may be acceptable to the Bank, of (i) the names and signatures of the Authorized Persons and (ii) the names of the Board, it being understood that upon the occurrence of any change in the information set forth in the most recent certification on file (including without limitation any person named in the most recent certification who is no longer an Authorized Person as designated therein), the Secretary or an Assistant Secretary of the Trust, will sign a new or amended certification setting forth the change of the new, additional or omitted names or signatures. The Bank will be entitled to rely and act upon any Officer's Certificate given to it by the Trust that has been signed by Authorized Persons named in the most recent certification received by the Bank.

         5. Custody of Cash. As custodian, the Bank will open and maintain a separate account or accounts in the name of each Master Portfolio or in the name of the Bank, as custodian of the Master Portfolios, and will deposit to the account of a Master Portfolio all of the cash of the Master Portfolio, except for cash held by a sub-custodian appointed pursuant to subsections 13.3 or 13.4 hereof, including borrowed funds, delivered to the Bank, subject only to draft or order by the Bank acting pursuant to the terms of this Agreement. Upon receipt by the Bank of Proper Instructions (which may be continuing instructions) or in the case of payments for redemptions and repurchases of outstanding interests of a Master Portfolio, notification from the Master Portfolio's transfer agent as provided in Section 7, requesting such payment, designating the payee or the account or accounts to which the Bank will release funds for deposit, and stating that it is for a purpose permitted under the terms of this Section 5, specifying the applicable subsection, the Bank will make payments of cash held for the accounts of the Master Portfolio, insofar as funds are available for that purpose, only as permitted in subsections 5.1-5.9 below.

                5.1 Purchase of Securities. Upon the purchase of securities for a Master Portfolio, against contemporaneous receipt of such securities by the Bank, or against delivery of such securities to the Bank, in accordance with generally accepted settlement practices or customs in the jurisdiction or market in which the transaction occurs, such securities to be registered in the name of the Master Portfolio or in the name of, or properly endorsed and in form for transfer to, the Bank, or a nominee of the Bank, or receipt for the account of the Bank pursuant to the provisions of Section 6 below, each such payment to be made at the purchase price shown on a broker's confirmation (or transaction report in the case of Book Entry Paper) of purchase of the securities that is received by the Bank before such payment is made and that has been confirmed in the Proper Instructions also received by the Bank before such payment is made.

                5.2 Redemptions. In such amount as may be necessary for the repurchase or redemption of interests of a Master Portfolio offered for repurchase or redemption in accordance with Section 7 of this Agreement.

                5.3 Distributions and Expenses of the Master Portfolios. For the payment on the account of a Master Portfolio of dividends or other distributions to interestholders as may from time to time be declared by the Board, interest, taxes, investment advisory or administration fees, and, as and to the extent provided on Schedule B hereto, any fees of the Bank for its services hereunder and any reimbursement of the expenses and liabilities of the Bank related to such services with respect to a Master Portfolio of the Trust as provided pursuant to subsection 13.6 hereunder and on Schedule B hereto.

                5.4 Payment in Respect of Securities. For payments in connection with the conversion, exchange or surrender of Portfolio Securities or securities subscribed to by a Master Portfolio held by or to be delivered to the Bank.

                5.5 Repayment of Loans. To repay loans of money made to a Master Portfolio, but, in the case of final payment, only upon redelivery to the Bank of any Portfolio Securities pledged or hypothecated therefor and upon surrender of documents evidencing the loan.

                5.6 Repayment of Cash. To repay the cash delivered to a Master Portfolio for the purpose of collateralizing the obligation to return to a Master Portfolio certificates borrowed from the Master Portfolio representing Portfolio Securities, but only upon redelivery to the Bank of such borrowed certificates.

                5.7 Foreign Exchange Transactions. For payments in connection with foreign exchange contracts or options to purchase and sell foreign currencies for spot and future delivery ("Foreign Exchange Agreements") that may be entered into by the Bank on behalf of a Master Portfolio upon the receipt of Proper Instructions, such Proper Instructions to specify the currency broker or banking institution (which may be the Bank, or any other sub-custodian or agent hereunder, acting as principal) with which the contract or option is made, and the Bank shall have no duty with respect to the selection of such currency brokers or banking institutions with which a Master Portfolio deals or for their failure to comply with the terms of any contract or option.

                5.8 Other Authorized Payments. For other authorized transactions of a Master Portfolio, or other obligations of a Master Portfolio incurred for proper purposes with respect to a Master Portfolio; provided that before making any such payment, the Bank also will receive Proper Instructions or a certified copy of a resolution of the Board signed by an Authorized Person (other than the Person certifying such resolution) and certified by its Secretary or Assistant Secretary, naming the person or persons to whom such payment is to be made, and either describing the transaction for which payment is to be made and declaring it to be an authorized transaction of a Master Portfolio, or specifying the amount of the obligation for which payment is to be made, setting forth the purpose for which such obligation was incurred and declaring such purpose to be a proper corporate purpose.

                5.9 Termination. Upon the termination of this Agreement as hereinafter set forth pursuant to Section 8 and Section 14 of this Agreement.

         6.     Securities.
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                6.1 Segregation and Registration. Except as otherwise provided herein, and except for Portfolio Securities to be delivered to any sub-custodian appointed pursuant to subsections 13.2 or 13.3 hereof, the Bank as custodian, will receive and hold pursuant to the provisions hereof, in a separate account or accounts and physically segregated at all times from those of other persons, any and all Portfolio Securities which may now or hereafter be delivered to it by or for the account of a Master Portfolio. All such Portfolio Securities will be held or disposed of by the Bank for, and subject at all times to, the instructions of the Trust pursuant to the terms of this Agreement. Subject to the specific provisions herein relating to Portfolio Securities that are not physically held by the Bank, the Bank will register all Portfolio Securities (unless otherwise directed by Proper Instructions or an Officer's Certificate), in the name of a registered nominee of the Bank as defined in the Internal Revenue Code and any Regulations of the Treasury Department issued thereunder, and will execute and deliver all such certificates in connection therewith as may be required by such laws or regulations or under the laws of any state. The Bank will use its best efforts to the end that the specific Portfolio Securities held by it hereunder will be at all times identifiable.

                The Trust, on behalf of a Master Portfolio, will from time to time furnish to the Bank appropriate instruments to enable it to hold or deliver in proper form for transfer, or to register in the name of its registered nominee, any Portfolio Securities which may from time to time be registered in the name of a Master Portfolio

                6.2 Voting and Proxies. Neither the Bank nor any nominee of the Bank will vote any of the Portfolio Securities held hereunder, except in accordance with Proper Instructions or an officers' Certificate. The Bank will execute and deliver, or will cause to be executed and delivered, to the Trust or its designated agent all notices, proxies and proxy soliciting materials with respect to such Portfolio Securities, but without indicating the manner in which such proxies are to be voted, such proxy to be executed by the registered holder of such Portfolio Securities (if registered otherwise than in the name of a Master Portfolio), in accordance with the Proper Instructions or an Officer's Certificate.

                6.3 Corporate Action. If at any time the Bank is notified that an issuer of a Portfolio Security has taken or intends to take a corporate action (a "Corporate Action") that affects the rights, privileges, powers, preferences, qualifications or ownership of the Portfolio Security, including, without limitation, liquidation, consolidation, merger, recapitalization, reorganization, reclassification, subdivision, combination, stock split or stock dividend, which Corporate Action requires an affirmative response or action on the part of the holder of such Portfolio Security (a "Response"), the Bank shall notify the Trust's designee, Barclays Global Fund Advisors ("BGFA"), promptly of the Corporate Action, the Response required in connection with the Corporate Action, and the Bank's deadline for receipt from the Trust's designee, BGFA, of Proper Instructions regarding the Response (the "Response Deadline"). Except as provided in subsection 6.3(c) below, the date specified as the Response Deadline shall not be more than 24 hours prior to the Response expiration day set by the depository processing such Corporate Action. The Bank shall forward to the Trust's designee, BGFA, via facsimile and/or overnight courier all notices, information statements or other materials relating to the Corporate Action within twenty-four (24) hours of receipt of such materials by the Bank.


                        (a) The Bank shall act upon a required Response only after receipt by the Bank of Proper Instructions from the Trust's designee, BGFA, no later than 4:00 p.m. (Pacific time) on the date specified as the Response Deadline and only if the Bank (or its agent or sub-custodian hereunder) has actual possession of all Portfolio Securities (but only if such Portfolio Securities are necessary for the consummation of the Corporate
Action  ("Necessary  Portfolio  Securities")),   consents  and  other materials
no later than 4:00 p.m. (Pacific time) on the date specified as the Response Deadline. Portfolio Securities in the possession of a broker or other borrower pursuant to the Bank's securities lending program shall be deemed to be in the possession of the Bank for the purposes of this subsection 6.3.

                        (b) The Bank shall have no duty to act upon a required Response if Proper Instructions relating to such Response and all Necessary Portfolio Securities, consents and other materials are not received by and in the possession of the Bank no later than 4:00 p.m.(Pacific time) on the date specified as the Response Deadline. Notwithstanding, the Bank may, in its sole discretion, use its best efforts to act upon a Response for which Proper Instructions and/or Necessary Portfolio Securities, consents or other materials are received by the Bank after 4:00 p.m. (Pacific time) on the date specified as the Response Deadline, it being acknowledged and agreed by the parties that any undertaking by the Bank to use its best efforts in such circumstances shall in no way create any duty upon the Bank to complete such Response prior to its expiration.

                        (c) In the event that the Trust's designee, BGFA, notifies the Bank of a Corporate Action requiring a Response and the Bank has received no other notice of such Corporate Action, the Response Deadline shall be 48 hours prior to the Response expiration time set by the depository processing such Corporate Action.

                        (d) Subsection 13.4(g) of this Agreement shall govern any Corporate Action involving Foreign Portfolio Securities held by a Selected Foreign Sub-custodian.

                6.4 Book-Entry System. Provided (i) the Bank has received a certified copy of a resolution of the Board specifically approving deposits of a Master Portfolio assets in the Book-Entry System, and (ii) for any subsequent changes to such arrangements following such approval, the Board has reviewed and approved the arrangement and has not delivered an Officers Certificate to the Bank indicating that the Board has withdrawn its approval:

                        (a) The Bank may keep Portfolio Securities in the Book-Entry System provided that such Portfolio Securities are represented in an account ("Account") of the Bank (or its agent) in such System that shall not include any assets of the Bank (or such agent) other than assets held as a fiduciary, custodian, or otherwise for customers:

                        (b) The records of the Bank (and any such agent) with respect to a Master Portfolio's participation in the Book-Entry System through the Bank (or any such agent) will identify by book entry Portfolio Securities that are included with other securities deposited in the Account and shall at all times during the regular business hours of the Bank (or such agent) be open for inspection by duly authorized officers, employees or agents of the Trust. Where securities are transferred to a Master Portfolio's account, the Bank shall also, by book entry or otherwise, identify as belonging to the Master Portfolio a quantity of Portfolio Securities in a fungible bulk of securities (i) registered in the name of the Bank or its nominee, or (ii) shown on the Bank's account on the books of the Federal Reserve Bank;

                        (c) The Bank (or its agent) shall pay for securities purchased for the account of a Master Portfolio or shall pay cash collateral against the return of Portfolio Securities loaned by a Master Portfolio upon
(i) receipt of advice from the Book-Entry System that such Securities have been transferred to the Account, and (ii) the making of an entry on the records of the Bank (or its agent) to reflect such payment and transfer for the account of the Master Portfolio. The Bank (or its agent) shall transfer Portfolio Securities sold or loaned for the account of a Master Portfolio upon:

                             (i)  receipt of advice from the Book-Entry System
that payment for securities sold or payment of the initial cash collateral against the delivery of Portfolio Securities loaned by the Master Portfolio has been transferred to the Account: and

                             (ii)  the making of an entry on the records of the
Bank (or its agent) to reflect such transfer and payment for the account of a Master Portfolio. Copies of all advices from the Book-Entry System of transfers of Portfolio Securities for the account of a Master
Portfolio shall identify the Master Portfolio, be maintained for the Master Portfolio by the Bank and shall be provided to the Master Portfolio at its request. The Bank shall send a Master Portfolio a confirmation, as defined by Rule 17f-4 of the 1940 Act, of any transfers to or from the account of the Master Portfolio;

                        (d)  The Bank will promptly provide the Trust with any
report obtained by the Bank or its agent on the Book-Entry   System's
accounting  system,   internal  accounting  control  and procedures for
safeguarding securities deposited in the Book-Entry System;

                        (e) The Bank shall be liable to the Trust and a Master Portfolio for any loss or damage to the Master Portfolio resulting from use of the Book-Entry System by reason of any negligent actions or inactions of the Bank or any of its agents or of any of its or their employees, or from any failure by the Bank or any such agent to use its best efforts to enforce such rights as it may have against the Book-Entry System; at the election of the Master Portfolio, it shall be entitled to be subrogated for the Bank in any claim against the Book-Entry System or any other person that the Bank or its agent may have as a consequence of any such loss or damage if and to the extent that the Master Portfolio has not been made whole for any loss or damage;

                6.5 Use of a Depository. Provided (i) the Bank has received a certified copy of a resolution of the Board specifically approving deposits in DTC or other such Depository and (ii) for any subsequent changes to such arrangements following such approval, the Board has reviewed and approved the arrangement and has not delivered an Officer's Certificate to the Bank indicating that the Board has withdrawn its approval:

                        (a) The Bank may use a Depository to hold, receive, exchange, release, lend, deliver and otherwise deal with Portfolio Securities including stock dividends, rights and other items of like nature, and to receive and remit to the Bank on behalf of a Master Portfolio all income and other payments thereon and to take all steps necessary and proper in connection with the collection thereof;

                        (b) Registration of Portfolio Securities may be made in the name of any nominee or nominees used by such Depository;

                        (c) Payment for securities purchased and sold may be made through the clearing medium employed by such Depository for transactions of participants acting through it. Upon any purchase of Portfolio Securities, payment will be made only upon delivery of the securities to or for the account of a Master Portfolio and the Master Portfolio shall pay cash collateral against the return of Portfolio Securities loaned by the Master Portfolio only upon delivery of the Securities to or for the account of the Master Portfolio; and upon any sale of Portfolio Securities, delivery of the Securities will be made only against payment thereof or, in the event Portfolio Securities are loaned, delivery of Securities will be made only against receipt of the initial cash collateral to or for the account of the Master Portfolio: and

                        (d) The Bank shall be liable to a Master Portfolio for any loss or damage to a Master Portfolio resulting from use of a Depository by reason of any negligent actions or inactions of the Bank or its employees or from any failure by the Bank to use its best efforts to enforce such rights as it may have against a Depository. In this connection, the Bank shall use its best efforts to ensure that:

                             (i)  The Depository obtains replacement of any
certificated Portfolio Security deposited with it in the event such Security is lost, destroyed, wrongfully taken or otherwise not available to be returned to the Bank upon its request;

                             (ii)  Any proxy materials received by a Depository
with respect to Portfolio Securities deposited with such Depository are forwarded immediately to the Bank for voting in accordance with subsection 6.2 above;

                             (iii)  Such Depository immediately forwards to the
Bank confirmation of any purchase or sale of Portfolio Securities and of the appropriate book entry made by such Depository to a Master Portfolio's account;

                             (iv)  Such Depository prepares and delivers to the
Bank such records with respect to the performance of the Bank's obligations and duties hereunder as may be necessary for a Master portfolio to comply with the recordkeeping requirements of Section 31(a) of the 1940 Act and Rule 31(a) thereunder; and

                             (v)  Such Depository delivers to the Bank and the
Trust all internal accounting control reports, whether or not audited by an independent public accountant, as well as such other reports as the Trust may reasonably request in order to verify the Portfolio Securities held by such Depository.

                6.6 Use of Book-Entry System for Commercial Paper. Provided (i) the Bank has received a certified copy of a resolution of the Board specifically approving participation in a system maintained by the Bank for the holding of commercial paper in book-entry form ("Book-Entry Paper") and (ii) for each year following such approval the Board has received and approved the arrangements, upon receipt of Proper Instructions and upon receipt of confirmation from an Issuer (as defined below) that a Master Portfolio has purchased such Issuer's Book-Entry Paper, the Bank shall issue and hold in book-entry form, on behalf of the Master Portfolio, commercial paper issued by issuers with whom the Bank has entered into a book-entry agreement (the "Issuers"). In maintaining its procedures for Book-Entry Paper, the Bank agrees that:

                        (a) The Bank will maintain all Book-Entry Paper held by a Master Portfolio in an account of the Bank that includes only assets held by it for customers;

                        (b) The records of the Bank with respect to a Master Portfolio's purchase of Book-Entry Paper through the Bank will identify, by book-entry, commercial paper belonging to the Master Portfolio that is included in the Book-Entry Paper System and shall at all times during the regular business hours of the Bank be open for inspection by duly authorized officers, employees or agents of the Trust;

                        (c) The Bank shall pay for Book-Entry Paper purchased for the account of a Master Portfolio upon contemporaneous (i) receipt of advice from the Issuer that such sale of Book-Entry Paper has been effected, and (ii) the making of an entry on the records of the Bank to reflect such payment and transfer for the account of the Master Portfolio;

                        (d) The Bank shall cancel such Book-Entry Paper obligation upon the maturity thereof upon contemporaneous (i) receipt of advice that payment for such Book-Entry Paper has been transferred to the Master Portfolio, and (ii) the making of an entry on the records of the Bank to reflect such payment for the account of the Master Portfolio;

                        (e) The Bank shall transmit to the Trust a transaction journal confirming each transaction in Book-Entry Paper for the account of a Master Portfolio on the next business day following the transaction: and

                        (f) The Bank will send to the Trust such reports on its system of internal accounting control with respect to Book-Entry Paper as the Trust may reasonably request from time to time.

                6.7 Use of Immobilization Programs. Provided (i) the Bank has received a certified copy of a resolution of the Board specifically approving the maintenance of Portfolio Securities in an immobilization program operated by a bank which meets the requirements of Section 26(a)(1) of the 1940 Act, and
(ii) for each year following such approval the Board has reviewed and approved the arrangement and has not delivered an Officer's Certificate to the Bank indicating that the Board has withdrawn its approval, the Bank shall enter into such immobilization program with such bank acting as a sub-custodian hereunder.

                6.8 Eurodollar CDs. Any Portfolio Securities that are Eurodollar CDs may be physically held by the European branch of the U.S. banking institution that is the issuer of such Eurodollar CD (a "European Branch"), provided that such Portfolio Securities are identified on the books of the Bank as belonging to a Master Portfolio and that the books of the Bank identify the European Branch holding such Portfolio Securities. Notwithstanding any other provision of this Agreement to the contrary, except as stated in the first sentence of this subsection 6.8, the Bank shall be under no other duty with respect to such Eurodollar CDs belonging to a Master Portfolio, and the Bank shall have no liability to the Master Portfolio or its interestholders with respect to the actions, inactions, whether negligent or otherwise of such European Branch in connection with such Eurodollar CDs, except for any loss or damage to the Master Portfolio resulting from the Bank's own negligent actions or inactions or lack of reasonable care in the performance of its duties hereunder.

                6.9     Options and Futures Transactions.
                        --------------------------------

                        (a) Puts and Calls Traded on Securities Exchanges, NASDAQ or Over-the Counter.

                             (i)  The Bank shall take action as to put options
("puts") and call options ("calls") purchased or sold (written) by a Master Portfolio regarding escrow or other arrangements in accordance with the provisions of any agreement entered into upon receipt of Proper Instructions between the Bank, any broker-dealer registered under the Exchange Act and a member of the National Association of Securities Dealers, Inc. (the "NASD"), and, if necessary, the Trust, on behalf of the Master Portfolio, relating to the compliance with the rules of the Options Clearing Corporation and of any registered national securities exchange, or of any similar organization or organizations.

                             (ii)Unless another agreement requires it to do so,
the Bank shall be under no duty or obligation to see that a Master Portfolio has deposited or is maintaining adequate margin, if required, with any broker in connection with any option, nor shall the Bank be under duty or obligation to present such option to the broker for exercise unless it receives Proper Instructions from the Trust. The Bank shall have no responsibility for the legality of any put or call purchased or sold on behalf of a Master Portfolio, the propriety of any such purchase or sale, or the adequacy of any collateral delivered to a broker in connection with an option or deposited to or withdrawn from a Segregated Account (as defined in subsection
6.10 below). The Bank specifically, but not by way of limitation, shall not be under any duty or obligation to: (1) periodically check or notify a Master Portfolio that the amount of such collateral held by a broker or held in a Segregated Account is sufficient to protect such broker or the Master Portfolio against any loss; (2) effect the return of any collateral delivered to a broker; or (3) advise the Master Portfolio that any option it holds, has or is about to expire. Such duties or obligations shall be the sole responsibility of a Trust.

                    (b)  Puts, Calls and Futures Traded on Commodities Exchanges

                             (i)  The Bank shall take action, upon receipt of
Proper Instructions, as to puts, calls and futures contracts ("futures") purchased or sold by a Master Portfolio in accordance with the provisions of any agreement among the Trust, on behalf of a Master Portfolio, the Bank and a Futures Commission Merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures
Trading   Commission   and/or  any  Contract  Market,  or  any  similar
organization(s), regarding account deposits in connection with transactions by the Master Portfolio.

                             (ii)  The responsibilities and liabilities of the
Bank as to futures, puts and calls traded on commodities exchanges, any Futures Commission Merchant account and the Segregated Account shall be limited as set forth in subparagraph (a)(ii) of this subsection 6.9 as if such subparagraph referred to Futures Commission Merchants rather than brokers, and futures and puts and calls thereon instead of options.

                6.10 Segregated Account. The Bank shall upon receipt of Proper Instructions establish and maintain a Segregated Account or Accounts for and on behalf of a Master Portfolio, into which Account or Accounts may be transferred upon receipt of Proper Instructions, cash and/or Portfolio Securities.

                        (a) Cash and/or Portfolio Securities may be transferred into a Segregated Account in the following circumstances, upon receipt of Proper
Instructions:

                             (i)  in accordance with the provisions of any
agreement among the Trust, on behalf of a Master Portfolio, the Bank and a broker-dealer registered under the Exchange Act and a member of the NASD or any Futures Commission Merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Options Clearing Corporation and of any registered national securities exchange or the Commodity Futures Trading Commission or any registered Contract Market, or of any similar
organizations   regarding  escrow  or  other  arrangements  in  connection  with transactions by a Master Portfolio;

                             (ii)  for the purpose of segregating cash or
Securities in connection with options purchased or written by a Master Portfolio or commodity futures purchased or written by a Master Portfolio;

                             (iii)  for the deposit of liquid assets, such as
cash, U.S. Government obligations or other high-grade debt obligations, having a market value (marked-to-market on a daily basis) at all times equal to not less than the aggregate purchase price due on the settlement dates of all a Master Portfolio's then outstanding forward commitment or "when-issued agreements relating to the purchase of Portfolio Securities and all a Master Portfolio's then outstanding commitments under any reverse repurchase agreements entered into with broker-dealer firms;

                             (iv)  for the purposes of compliance by a Master
Portfolio with the procedures required by Investment Company Act Release No. 10666, or any subsequent release or releases of the Securities and Exchange Commission relating to the maintenance of Segregated Accounts by registered investment companies;

                             (v)  for other proper corporate purposes, but only,
in the case of this clause (v), upon receipt of, in addition to Proper Instructions, a certified copy of a resolution of the Board, or of the Executive Committee, signed by an officer of the Trust and certified by the Secretary or an Assistant Secretary, setting forth the purpose(s) of such Segregated Account and declaring such purpose(s) to be a proper corporate purpose(s).

                        (b) assets may be withdrawn from the Segregated Account pursuant to Proper Instructions only:

                             (i)  with respect to assets deposited in accordance
with the provisions of any agreements referenced in (a)(i) or (a)(ii) above, in accordance with the provisions of such agreements;

                             (ii )  with respect to assets deposited pursuant to
(a)(iii) or (a)(iv) above, for sale or delivery to meet a  Master   Portfolio's
obligations  under   outstanding   forward-commitment, delayed-settlement  or
when-issued agreements for the purchase of Portfolio Securities and under reverse repurchase agreements;

                             (iii)  for exchange for other liquid assets of
equal or greater value deposited in the Segregated Account;

                             (iv)  to the extent that a Master Portfolio's
outstanding forward- commitment or when-issued agreements for the purchase of portfolio securities or any reverse repurchase agreements are sold to other parties or the Master Portfolio's obligations thereunder are met from assets of the Master Portfolio other than those in the Segregated Account;

                             (v)  for delivery upon settlement of a forward-
commitment, delayed-settlement or when-issued agreement for the sale of Portfolio Securities: or

                             (vi)  with respect to assets deposited pursuant to
(a)(v) above, in accordance with the purposes of such account as set forth in Proper Instructions.

                6.11 Interest Bearing Call or Time Deposits. The Bank shall, upon receipt of Proper Instructions relating to the purchase by a Master Portfolio of interest-bearing fixed-term and call deposits, transfer cash, by wire or otherwise, in such amounts and to such bank(s) as shall be indicated in such Proper Instructions. The Bank shall include in its records with respect to the assets of a Master Portfolio appropriate notation as to the amount of each such deposit, the banking institution with which such deposit is made (the "Deposit Bank"), and shall retain such forms of advice or receipt evidencing the deposit, if any, as may be forwarded to the Bank by the Deposit Bank. Such deposits shall be deemed Portfolio Securities of a Master Portfolio and the responsibility of the Bank therefore shall be the same as and no greater than the Bank's responsibility in respect of other Portfolio Securities of the Master Portfolio.

                6.12 Transfer of Securities. The Bank will transfer, exchange, deliver or release Portfolio Securities held by it hereunder, insofar as such Securities are available for such purpose, provided that before making any transfer, exchange, delivery or release under this Section, the Bank will receive Proper Instructions requesting such transfer, exchange or delivery stating that it is for a purpose permitted under the terms of this subsection 6.12, specifying the applicable subsection, or describing the purpose of the transaction with sufficient particularity to permit the Bank to ascertain the applicable subsection, only:

                        (a) upon sales of Portfolio Securities for the account of a Master Portfolio, against contemporaneous receipt by the Bank of payment therefor in full, or against payment to the Bank in accordance with generally accepted settlement practices and customs in the jurisdiction or market in which the transaction occurs, each such payment to be in the amount of the sale price shown in a broker's confirmation of sale of the Portfolio Securities received by the Bank before such payment is made, as confirmed in the Proper Instructions received by the Bank before such payment is made;

                        (b) in exchange for, or upon conversion into, other securities alone or other securities and cash pursuant to any plan of merger, consolidation, reorganization, share split-up, change in par value,
recapitalization  or  readjustment  or  otherwise,   upon  exercise  of
subscription, purchase or sale or other similar rights represented by such Portfolio Securities, or for the purpose of tendering shares in the event of a tender offer therefor, provided however that in the event of an offer of exchange, tender offer, or other exercise of rights requiring the physical tender or delivery of Portfolio Securities, the Bank shall have no liability for failure to so tender in a timely manner unless such Proper Instructions are received by the Bank at least two business days prior to the date required for tender, and unless the Bank (or its agent or sub-custodian hereunder) has actual possession of such Portfolio Security at least two business days prior to the date of tender

                        (c) upon conversion of Portfolio Securities pursuant to their terms into other securities;

                        (d) for the purpose of redeeming in kind interests of a Master Portfolio upon authorization from the Master Portfolio;

                        (e) in the case of option contracts owned by a Master Portfolio, for presentation to the endorsing broker;

                        (f) when such Portfolio Securities are called, redeemed or retired or otherwise become payable;

                        (g) for the purpose of effectuating the pledge of Portfolio Securities held by the Bank in order to collateralize loans made to a Master Portfolio by any bank, including the Bank; provided, however, that such Securities will be released only upon payment to the Bank for the account of the Master Portfolio of the moneys borrowed, except that in cases where additional collateral is required to secure a borrowing already made, and such fact is made to appear in the Proper Instructions, further Portfolio Securities may be released for that purpose without any such payment.
In the event that any such pledged Portfolio Securities are held by the Bank, they will be so held for the account of the lender, and after notice to the Master Portfolio from the lender in accordance with the normal procedures of the lender, that an event of deficiency or default on the loan has occurred, the Bank may deliver such pledged Portfolio Securities to or for the account of the lender,

                        (h) for the purpose of releasing certificates representing Portfolio Securities, against contemporaneous receipt by the Bank of the fair market value of such security, as set forth in the Proper Instructions received by the Bank before such payment is made;

                        (i) for the purpose of delivering Portfolio Securities lent by a Master Portfolio to a bank or broker dealer, but only against receipt in accordance with street delivery custom except as otherwise provided herein, of adequate collateral as agreed upon from time to time by the Master Portfolio and the Bank, and upon receipt of payment in connection with any repurchase agreement relating to such Securities entered into by the Master Portfolio;

                        (j) for other authorized transactions of a Master Portfolio or for other proper corporate purposes; provided that before making such transfer, the Bank will also receive a certified copy of resolutions of the Board, signed by an authorized officer of the Trust (other than the officer certifying such resolution) and certified by its Secretary or an Assistant Secretary, specifying the Portfolio Securities to be delivered, setting forth the transaction in or purpose for which such delivery is to be made, declaring such transaction to be an authorized transaction of the Master Portfolio or such purpose to be a proper corporate purpose, and naming the person or persons to whom delivery of such Securities shall be made; and

                        (k) upon termination of this Agreement as hereinafter set forth pursuant to Section 8 and Section 14 of this Agreement.

         As to any deliveries made by the Bank pursuant to subsections (a), (b),
(c), (e), (f), (g), (h) and (i) securities or cash receivable in exchange therefor shall be delivered to the Bank.

         7. Redemptions. In the case of payment of assets of a Master Portfolio held by the Bank in connection with redemptions and repurchases by the Master Portfolio of outstanding interests, the Bank will rely on notification by the Trust's transfer agent of receipt of a request for redemption before such payment is made. Payment shall be made in accordance with the Amended and Restated Declaration of Trust (the "Trust Declaration") and By-Laws of the Trust, from assets available for said purpose.

         8. Merger, Dissolution. etc. of the Trust or a Master Portfolio. In the case of the following transactions, not in the ordinary course of business, namely, the merger of a Master Portfolio into or the consolidation of the Trust with another investment company, the sale by the Trust of all, or substantially all, of the assets of one or more Master Portfolios to another investment company, or the liquidation or dissolution of a Master Portfolio and distribution of its assets, the Bank will deliver the Portfolio Securities held by it under this Agreement and disburse cash only upon the order of the Trust, on behalf of such Master Portfolio(s) set forth in an Officer's Certificate, accompanied by a certified copy of a resolution of the Board authorizing any of the foregoing transactions. Upon completion of such delivery and disbursement and the payment of the fees, disbursements and expenses of the Bank, this Agreement will terminate with respect to such Master Portfolio or Trust, as applicable.

         9.     Actions of the Bank Without Prior Authorization.
Notwithstanding anything herein to the contrary, unless and until the Bank receives an Officer's Certificate to the contrary, it will without prior authorization or instruction of the Trust or the transfer agent:

                        (a) Endorse for collection and collect on behalf of and in the name of a Master Portfolio all checks, drafts, or other negotiable or transferable instruments or other orders for the payment of money received by it for the account of the Master Portfolio and hold for the account of the Master Portfolio all income, dividends, interest and other payments or distributions of cash with respect to the Portfolio Securities held thereunder;

                        (b) Present for payment all coupons and other income items held by it for the account of a Master Portfolio that call for payment upon presentation and hold the cash received by it upon such payment for the account of the Master Portfolio;

                        (c) Receive and hold for the account of a Master Portfolio all securities received as a distribution on Portfolio Securities
as  a  result  of  a  stock  dividend,   share  split-up, reorganization,
recapitalization,    merger,   consolidation,   readjustment, distribution  of
rights and similar securities issued with respect to any Portfolio Securities held by it hereunder.

                        (d) execute as agent on behalf of a Master Portfolio all necessary ownership and other certificates and affidavits required by the Internal Revenue Code or the regulations of the Treasury Department issued thereunder, or by the laws of any state, now or hereafter in effect, inserting a Master Portfolio's name on such certificates as the owner of the securities covered thereby, to the extent it may lawfully do so and as may be required to obtain payment in respect thereof. The Bank will execute and deliver such certificates in connection with Portfolio Securities delivered to it or by it under this Agreement as may be required under the provisions of the Internal Revenue Code and any Regulations of the Treasury Department issued thereunder, or under the laws of any State;

                        (e) present for payment all Portfolio Securities that are called, redeemed, retired or otherwise become payable, and hold cash received by it upon payment for the account of a Master Portfolio; and

                        (f) exchange interim receipts or temporary securities for definitive securities.

         10. Collections and Defaults. The Bank will use all reasonable efforts to collect any funds that may to its knowledge become collectible arising from Portfolio Securities, including dividends, interest and other income, and to transmit to the Trust, on behalf of a Master Portfolio, notice actually received by the Bank of any call for redemption, offer of exchange, right of subscription, reorganization or other proceedings affecting such Portfolio Securities. If Portfolio Securities upon which such income is payable are in default or payment is refused after due demand or presentation, the Bank will notify the Trust, on behalf of a Master Portfolio, in writing of any default or refusal to pay within two business days from the day on which it receives knowledge of such default or refusal. In addition, the Bank will send the Trust a written report once each month showing any income on any Portfolio Security held by Bank on behalf of a Master Portfolio that is more than ten days overdue on the date of such report.

         11. Maintenance of Records and Accounting Services. The Bank will maintain records with respect to transactions for which the Bank is responsible pursuant to the terms and conditions of this Agreement, and in compliance with the applicable rules and regulations of the 1940 Act and will furnish the Trust daily with a statement of condition of each Master Portfolio. The Bank will furnish to the Trust at the end of every month, and at the close of each quarter of the Trust's fiscal year, a list of the Portfolio Securities and the aggregate amount of cash held by Bank on behalf of each Master Portfolio. The books and records of the Bank pertaining to its actions under this Agreement and reports by the Bank or its independent accountants concerning its accounting system, procedures for safeguarding securities and internal accounting controls will be open to inspection and audit at reasonable times by officers of or auditors employed by the Trust and will be preserved by the Bank in the manner and in accordance with the applicable rules and regulations under the 1940 Act.

                  The Bank shall perform the fund accounting services listed on Schedule C hereto and shall keep the books of account and render statements or copies from time to time as reasonably requested by the Treasurer or any executive officer of the Trust.

                  The Bank shall assist generally in the preparation of reports to shareholders and others, audits of accounts, and other ministerial matters of like nature.

         12.    Master Portfolio Evaluation and Performance Calculations.
                --------------------------------------------------------

                12.1 Master Portfolio Evaluation. The Bank shall compute and, unless otherwise directed by the Board, determine as of the close of regular trading on the New York Stock Exchange on each day on which said Exchange is open for unrestricted trading and as of such other days, or hours, if any, as may be authorized by the Board, the net asset value and the offering price of an interest of each Master Portfolio, such determination to be made in accordance with the provisions of the Trust Declaration and By-Laws and Registration Statement of the Trust relating to the Master Portfolios, as it may from time to time be amended, and any applicable resolutions of the Board at the time in force and applicable; and promptly to notify the Trust, any applicable exchange, the NASD or such other persons as the Trust may request of the results of such computation and determination. In computing the net asset value hereunder, the Bank may rely in good faith upon information that the Bank reasonably believes to be accurate and reliable furnished to it by any Authorized Person in respect of (i) the manner of accrual of the liabilities of each Master Portfolio and in respect of liabilities of a Master Portfolio not appearing on its books of account kept by the Bank, (ii) reserves, if any, authorized by the Board or that no such reserves have been authorized, (iii) the source of the quotations to be used in computing the net asset value, (iv) the value to be assigned to any security for which no price quotations are available, and (v) the method of computation of the offering price on the basis of the net asset value of the interests, and the Bank shall not be responsible for any loss occasioned by its reasonable and good faith reliance on any quotations received from a source pursuant to (iii) above.

                12.2. Performance Calculations. The Bank will compute the performance results of each Master Portfolio (the "Performance Calculations") in accordance with applicable provisions of the 1933 Act and 1940 Act and the rules under such Acts related to the computations to be undertaken by the Bank pursuant to this Agreement, as promulgated by the Securities and Exchange Commission, as such provisions and or rules may be amended from time to time, and any published interpretations of or general conventions accepted by the staff of the Securities and Exchange Commission with respect to such rules or the subject matter thereof ("Subsequent Staff Positions"), subject to the Registration Statement, as amended from time to time, and the terms set forth below:

                        (a) The Bank shall compute the Performance Calculations for each Master Portfolio for the stated periods of time as shall be mutually agreed upon, and communicate in a timely manner the result of such computation to the Trust.

                        (b) In performing the Performance Calculations, the Bank will derive from the records it generates and maintains for each Master Portfolio pursuant Section 11 hereof, the data necessary for the computation. The Bank shall have no responsibility to review, confirm, or otherwise assume any duty or liability with respect to the accuracy or correctness of any such data supplied to it by the Trust, any of the its designated agents or any of its designated third-party providers.

                        (c) At the request of the Bank, the Trust shall provide, and the Bank shall be entitled to rely on, written standards and guidelines to be followed by the Bank in interpreting and applying the computation methods pursuant to the rules or any Subsequent Staff Positions as they specifically apply to a Master Portfolio, provided that the Bank shall be responsible for general knowledge of such rules and any Subsequent Staff Positions. In the event that the computation methods in a rule or the Subsequent Staff Positions or the application to a Master Portfolio of a standard or guideline is not free from doubt or in the event there is any question of interpretation as to the characterization of a particular security or any aspect of a security or a payment with respect thereto (e.g., original issue discount, participating debt security, income or return of capital, etc.) or otherwise or as to any other element of the computation that is pertinent to the Master Portfolio, the Trust or its designated agent, BGFA, shall have the full responsibility for making the determination of how the security, or payment, is to be treated for purposes of the computation and how the computation is to be made and shall inform the Bank thereof on a timely basis. The Bank shall have no responsibility to make independent determinations with respect to any item that is covered by this Section, and the Bank shall not be responsible for its computations made in accordance with such determinations so long as such computations are mathematically correct.

         (d) The Trust shall keep the Bank informed of all publicly available information, and of any non-public advice or information, obtained by the Trust from its independent auditors or by its personnel or the personnel of its investment adviser, related to the computations to be undertaken by the Bank pursuant to this Agreement, and the Bank shall not be deemed to have knowledge of such information (except as contained in the Registration Statement) unless it has been furnished to the Bank in writing.; provided that the Bank shall be charged with knowledge of any material changes to the 1933 Act, the 1940 Act, and any related rules under such acts related to the computations to be undertaken by the Bank pursuant to this Agreement without specific notice from the Trust.

         13.    Concerning the Bank.
                -------------------

                13.1 Bank Warranty. The Bank warrants that it has and will maintain at least the minimum qualifications required by Section 17(f)(1) of the 1940 Act to act as custodian of the Portfolio Securities and other assets including cash of the Trust's Master Portfolios.

                13.2    Standard of Care and Performance of Duties.
                        ------------------------------------------

                        (a) The Bank agrees to use reasonable care with regard to its obligations under this Agreement and the safekeeping of property of the Master Portfolios. In performing its duties hereunder and any other duties listed on the Schedules hereto, the Bank will be entitled to receive and act upon the advice of independent counsel of its own selection, which may be counsel for the Trust, and the Bank will be without liability for any action taken or thing done, or omitted to be done, so long as the Bank's actions or inactions are without negligence and in accordance with this Agreement in good faith in conformity with such advice. The Bank shall be liable to, and shall indemnify and hold harmless the Trust from and against any loss which shall occur as the result of the failure of the Bank or a sub-custodian (other than a foreign securities depository or clearing agency and except as provided in subsections 6.8, 13.2 and 13.3(i) hereof) to exercise reasonable care with respect to their respective obligations under this Agreement and the safekeeping of such property. Subject to the foregoing, the Bank will not be responsible for any act, omission, default or for the solvency of any foreign securities depository or clearing agency utilized in connection with the provision of services under this Agreement.

                        (b) In the performance of its duties hereunder, the Bank will be protected and not be liable, and will be indemnified and held harmless for any action taken or omitted to be taken by it with reasonable care and in good faith reliance upon the terms of this Agreement, any Officer's Certificate, Proper Instructions, resolution of the Board, facsimile, telegram, notice, request, certificate or other instrument reasonably believed by the Bank to be genuine and for any other loss to the Fund except in the case of its negligent actions or inactions or lack of good faith or reasonable care in the performance of its obligations or duties hereunder.

                        (c) The Bank will be under no duty or obligation to inquire into and will not be liable for:

                             (i)  the validity of the issue of any Portfolio
Securities purchased by or for a Master Portfolio, the legality of the purchases thereof or the propriety of the price incurred therefor;

                             (ii)  the legality of any sale of any Portfolio
Securities by or for the Master Portfolio or the propriety of the amount for which the same are sold;

                             (iii)  the legality of an issue or sale of any
interests of a Master Portfolio or the sufficiency of the amount to be received therefor;

                             (iv)  the legality of the repurchase of any
interests of a Master Portfolio or the propriety of the amount to be paid therefor;

                             (v)  the legality of the declaration of any
dividend by a Master Portfolio or the legality of the distribution of any Portfolio Securities as payment in kind of such dividend; and

                             (vi)  any property or moneys of a Master Portfolio
unless and until received by it, and any such property or moneys delivered or paid by it pursuant to the terms hereof.

                        (d) Moreover, the Bank will not be under any duty or obligation to ascertain whether any Portfolio Securities at any time delivered to or held by it for the account of a Master Portfolio are such as may properly be held by the Master Portfolio under the provisions of its Trust Declaration, By-Laws, any federal or state statutes or any rule or regulation of any governmental agency.

                        (e) Notwithstanding anything in this Agreement to the contrary, in no event shall the Bank be liable hereunder or to any third party:

                             (i)  for any losses or damages of any kind
resulting from acts of God, earthquakes, fires, floods, storms or other disturbances of nature, epidemics, strikes, riots, nationalization, expropriation, currency restrictions, acts of war, civil war or terrorism, insurrection, nuclear fusion, fission or radiation, the interruption, loss or malfunction of utilities, transportation, or computers (hardware or software) and computer facilities, the unavailability of energy sources and other similar happenings or events, except as results from the Bank's own negligence, provided that the Bank shall make all reasonable efforts, whenever necessary, to use data processing back-up facilities provided by Electronic Data Systems, Inc.; or

                             (ii)  for special, punitive or consequential
damages arising from the provision of services hereunder, even if the Bank has been advised of the possibility of such damages; provided, however, that the parties specifically acknowledge and agree that damages, if any, incurred by the Trust, its Master Portfolios or its agents (including, but not limited to, BGFA or the Trust's transfer or shareholder servicing agents) on account of late or incorrect net asset values and related information provided to the Trust, its Master Portfolios, its agents or other third parties as may be agreed in writing by BGI and IBT from time to time, are not to be considered special, punitive or consequential damages for purposes of this subsection 13.2(e)(ii).

                        (f) The Bank shall supply BGI with such daily information regarding the cash and securities positions and activity of each Master Portfolio as the Bank and BGI shall from time to time agree.

                        (g) The Bank need not maintain any insurance for the exclusive benefit of the Trust, but hereby warrants that as of the date of this Agreement it is maintaining a bankers Blanket Bond and hereby agrees to notify the Trust in the event that such bond is canceled or otherwise lapses.

                13.3 Agents and Sub-custodians with Respect to Property of the Master Portfolios Held in the United States. The Bank may employ agents in the performance of its duties hereunder and shall be responsible for the acts and omissions of such agents as if performed by the Bank hereunder. Without limiting the foregoing, certain duties of the Bank hereunder may be performed by one or more affiliates of the Bank.

         Upon receipt of Proper Instructions, the Bank may employ sub-custodians, provided that any such sub-custodian meets at least the minimum qualifications required by Section 17(f)(1) of the 1940 Act to act as a custodian of a Master Portfolio's assets with respect to property of the Master Portfolio held in the United States. The Bank shall have no liability to the Trust or any other person by reason of any act or omission of any sub-custodian and the Trust shall indemnify the Bank and hold it harmless from and against any and all actions, suits and claims, arising directly or indirectly out of the performance of any sub-custodian. Upon request of the Bank, the Trust shall assume the entire defense of any action, suit, or claim subject to the foregoing indemnity. All fees and expenses of any sub-custodian shall be paid in accordance with Schedule B hereto.

13.4 Duties of the Bank with Respect to Property of the Master Portfolio Held Outside of the United States.

(a) Appointment of Foreign Sub-custodians. The Trust hereby authorizes and instructs the Bank to employ as sub-custodians for the Trust's Portfolio Securities and other assets maintained outside the United States the
foreign  banking   institutions  and  foreign securities  depositories
designated by the Board (each, a "Selected Foreign Sub-custodian"). Upon receipt of Proper Instructions, together with a certified resolution of the Trust's Board of Trustees, the Bank and the Trust may agree to designate additional foreign banking institutions and foreign securities depositories to act as Selected Foreign Sub-custodians hereunder. Upon receipt of Proper Instructions, the Trust may instruct the Bank to cease the employment of any one or more such Selected Foreign Sub-custodians for maintaining custody of a Master Portfolio's assets, and the Bank shall so cease to employ such sub-custodian as soon as alternate custodial arrangements have been implemented.

(b) Foreign Securities Depositories. Except as may otherwise be agreed upon in writing by the Bank and the Trust, assets of a Master Portfolio shall be maintained in foreign securities depositories only through arrangements implemented by the foreign banking institutions serving as Selected Foreign Sub-custodians pursuant to the terms hereof. Where possible, such arrangements shall include entry into agreements containing the provisions set forth in subparagraph (d) hereof. Notwithstanding the foregoing, except as may otherwise be agreed upon in writing by the Bank and the Trust, the Trust authorizes the deposit in Euro-Clear, the securities clearance and depository facilities operated by Morgan Guaranty Trust Company of New York in Brussels, Belgium, of Foreign Securities eligible for deposit therein and to utilize such securities depository in connection with settlements of purchases and sales of securities and deliveries and returns of securities, until notified to the contrary pursuant to subparagraph (a) hereunder.

(c) Segregation of Securities. The Bank shall identify on its books as belonging to a Master Portfolio the Foreign Securities held by each Selected Foreign Sub-custodian. Each agreement pursuant to which the Bank employs a foreign banking institution shall require that such institution establish a custody account for the Bank and hold in that account, Foreign Securities and other assets of the Master Portfolios, and, in the event that such institution deposits Foreign Securities in a foreign securities depository, that it shall identify on its books as belonging to the Bank the securities so deposited.

(d) Agreements with Foreign Banking Institutions. Each of the agreements pursuant to which a foreign banking institution holds assets of the Trust's Master Portfolios (each, a "Foreign Sub-custodian Agreement") shall be substantially in the form previously made available to the Trust and shall provide that: (a) such assets will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the foreign banking institution or its creditors or agent, except a claim of payment for their safe custody or administration (including, without limitation, any fees or taxes payable upon transfers or reregistration of securities);
(b) beneficial ownership of such assets will be freely transferable without the payment of money or value other than for custody or administration (including, without limitation, any fees or taxes payable upon transfers or reregistration of securities); (c) adequate records will be maintained identifying the assets as belonging to the Bank; (d) officers of or auditors employed by, or other representatives of the Bank, including to the extent permitted under applicable law, the independent auditors for the Trust, will be given access to the books and records of the foreign banking institution relating to its actions under its agreement with the Bank; and (e) assets of a Master Portfolio held by the Selected Foreign Sub-custodian will be subject only to the instructions of the Bank or its agents.

                        (e)  Access of Independent Auditors of the Trust.
Upon request of the Trust, the Bank will use its best efforts to arrange for the Trust's independent auditors to be afforded access to the books and records of any foreign banking institution employed as a Selected Foreign Sub-custodian insofar as such books and records relate to the performance of such foreign banking institution under its Foreign Sub-custodian Agreement.

                        (f) Reports by the Bank. The Bank will supply to the Trust from time to time, as mutually agreed upon statements in respect of the securities and other assets of a Master Portfolio held by Selected Foreign Sub-custodians, including but not limited to an identification of entities having possession of the Foreign Portfolio Securities and other assets of the Master Portfolio.

                        (g) Transactions in Foreign Custody Accounts. Transactions with respect to the assets of a Master Portfolio held by a Selected Foreign Sub-custodian shall be effected pursuant to Proper Instructions from the Trust to the Bank and shall be effected in accordance with the applicable Foreign Sub-custodian Agreement. If at any time any Foreign Portfolio Securities shall be registered in the name of the nominee of the Selected Foreign Sub-custodian, the Trust agrees to hold any such nominee harmless from any liability by reason of the registration of such securities in the name of such nominee.

         Notwithstanding any provision of this Agreement to the contrary, settlement and payment for Foreign Securities received for the account of a Master Portfolio and delivery of Foreign Securities maintained for the account of a Master Portfolio may be effected in accordance with the customary established securities trading or securities processing practices and procedures in the jurisdiction or market in which the transaction occurs, including, without limitation, delivering securities to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) against a receipt with the expectation of receiving later payment for such securities from such purchaser or dealer.

         In connection with any action to be taken with respect to the Foreign Securities held hereunder, including, without limitation, the exercise of any voting rights, subscription rights, redemption rights, exchange rights, conversion rights or tender rights, or any other action in connection with any other right, interest or privilege with respect to such Securities (collectively, the "Rights"), the Bank shall promptly transmit to the Trust or its investment adviser such information in connection therewith as is made available to the Bank by the Foreign Sub-custodian, and the Bank shall promptly forward to the applicable Foreign Sub-custodian any instructions, forms or certifications with respect to such Rights, and any instructions relating to the actions to be taken in connection therewith, as the Bank shall receive pursuant to Proper Instructions. The Bank agrees to use its best efforts to obtain and forward to the Trust or its designated agent, BGFA, information regarding Rights with respect to Foreign Securities held hereunder. Notwithstanding the foregoing, the Bank shall have no further duty or obligation with respect to such Rights, including, without limitation, the determination of whether a Master Portfolio is entitled to participate in such Rights under applicable U.S. and foreign laws, or the determination of whether any action proposed to be taken with respect to such Rights by the Master Portfolio or by the applicable Foreign Sub-custodian will comply with all applicable terms and conditions of any such Rights or any applicable laws or regulations, or market practices within the market in which such action is to be taken or omitted.

                        (h)  Liability of Selected Foreign Sub-custodians.
Each Foreign Sub-custodian Agreement with a foreign banking institution shall require the institution to exercise reasonable care in the performance of its duties and to indemnify, and hold harmless, the Bank and Trust from and against certain losses, damages, costs, expenses, liabilities or claims arising out of or in connection with the institution's performance of such obligations, all as set forth in the applicable Foreign Sub-custodian Agreement. The Trust acknowledges that the Bank, as a participant in Euroclear, is subject to the Terms and Conditions Governing the Euroclear System, a copy of which has been made available to the Trust. The Trust acknowledges that pursuant to such Terms and Conditions, Morgan Guaranty Brussels shall have the sole right to exercise or assert any and all rights or claims in respect of actions or omissions of, or the bankruptcy or insolvency of, any other depository, clearance system or custodian utilized by Euroclear in connection with a Master Portfolio's Portfolio Securities and other assets.

                        (i) Liability of Bank. The Bank shall have no more or less responsibility or liability on account of the acts or omissions of any Selected Foreign Sub-custodian employed hereunder than any such Selected Foreign Sub-custodian has to the Bank and, without limiting the foregoing, the Bank shall not be liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism, political risk (including, but not limited to, exchange control restrictions, confiscation, insurrection, civil strife or armed hostilities) other losses due to Acts of God, nuclear incident or any loss where the Selected Foreign Sub-custodian has otherwise exercised reasonable care.

                        (j) Monitoring Responsibilities. The Bank shall furnish annually to the Trust, information concerning the Selected Foreign Sub-custodians employed hereunder for use by the Trust's Board or its designated agent in evaluating such Selected Foreign Sub-custodians to ensure compliance with the requirements of Rule 17f-5 of the 1940 Act. In addition, the Bank will promptly inform the Trust in the event that the Bank is notified by a Selected Foreign Sub-custodian that there appears to be a substantial likelihood that its shareholders' equity will decline below $200 million (U.S. dollars or the equivalent thereof) or that its shareholders' equity has declined below $200 million (in each case computed in accordance with generally accepted U.S. accounting principles) or any other capital adequacy test applicable to it by exemptive order, or if the Bank has actual knowledge of any material loss of the assets of a Master Portfolio held by a Foreign Sub-custodian.

                        (k) Tax Law. The Bank shall have no liability for any obligations now or hereafter imposed on the Trust, or its Master Portfolios, or the Bank as custodian of the Trust by the tax laws of any jurisdiction.
The sole responsibility of the Bank with regard to such taxes shall be to use reasonable efforts to assist the Trust with respect to the withholding and payment by the Trust of such taxes and with respect to any claim for exemption or refund under the tax law of jurisdictions for which the Trust is entitled to such exemptions or refunds.

                13.5 Insurance. The Bank shall use the same care with respect to the safekeeping of Portfolio Securities and cash of the Trust's Master Portfolios held by it as it uses in respect of its own similar property but need not maintain any special insurance for the benefit of the Trust.

                13.6. Fees and Expenses of Bank. The Trust, on behalf of a Master Portfolio, will pay or reimburse the Bank from time to time for any transfer taxes payable upon transfer of Portfolio Securities made hereunder. All necessary proper disbursements, expenses and charges made or incurred by the Bank in the performance of this Agreement (including any duties listed on Schedule C hereto) including any indemnities for any loss, liabilities or expense to the Bank as provided above shall be paid in accordance with Schedule B hereto, provided that the Bank shall not be entitled to compensation and/or reimbursement for services and/or expenses and liabilities by the Trust, with respect to the Master Portfolios (with the exception of the Extended Index and U.S. Equity Index Master Portfolios), hereunder so long as the Bank is entitled to receive compensation and reimbursements from Barclays Global Investors, N.A. ("BGI") for providing sub-administration services to the Trust on behalf of the Master Portfolios. If the Bank no longer is entitled to receive such compensation and reimbursements from BGI, the Bank shall be entitled hereunder to such compensation or fees and reimbursements at such rate and at such times as it may from time to time negotiate with the Trust, and such Schedule B shall be amended accordingly.

                13.7 Advances by Bank. The Bank may, in its sole discretion, advance funds on behalf of a Master Portfolio to make any payment permitted by this Agreement upon receipt of any proper authorization required by this Agreement for such payments. Should such a payment or payments, with advanced funds, result in an overdraft (due to insufficiencies of a Master Portfolio's account with the Bank, or for any other reason) this Agreement deems any such overdraft or related indebtedness, a loan made by the Bank to the Master Portfolio payable on demand and bearing interest at the current rate charged by the Bank for such loans unless the Master Portfolio shall provide the Bank with agreed upon compensating balances. The Trust agrees that the Bank shall have a continuing lien and security interest to the extent of any overdraft or indebtedness, in and to any property at any time held by it for a Master Portfolio's benefit or in which the Master Portfolio has an interest and which is then in the Bank's possession or control (or in the possession or control of any third party acting on the Bank's behalf). The Trust authorizes the Bank, in its sole discretion, at any time to charge any overdraft or indebtedness, together with interest due thereon against any balance of account standing to the credit of a Master Portfolio on the Bank's books.

         14.    Termination.
                -----------

                        (a) This Agreement shall be effective for an initial term of two (2) years commencing upon the date hereof (the "Initial Term") unless earlier terminated as provided in subsection (b) below.
Thereafter, the Agreement may be terminated at any time, without penalty upon sixty (60) days' written notice delivered by either party to the other by means of registered mail, and upon the expiration of such sixty (60) days, this Agreement will terminate; provided, however, that the effective date of such termination may be postponed to a date not more than ninety (90) days from the date of delivery of such notice (i) by the Bank in order to prepare for the transfer by the Bank of all of the assets of the Master Portfolios held hereunder, or (ii) by the Trust in order to give it an opportunity to make suitable arrangements for a successor custodian. At any time after the termination of this Agreement, the Bank agrees to make available to the Trust, at its request, the records maintained by the Bank relating to the performance of its duties as custodian and to preserve such records for the periods prescribed in Rule 31a-2 under the 1940 Act.

                        (b) Notwithstanding subsection (a) above, either party hereto may terminate this Agreement at any time prior to the expiration of the Initial Term in the event that the other party violates any material provision of this Agreement, provided that the violating party does not cure such violation within ninety (90) days of receipt of written notice from the non -violating party of such violation.

                        (c)  Notwithstanding subsection (a) above, the Trust may
terminate this Agreement at any time prior to the expiration  of the
Initial  Term in the event  that (i) the  Board of  Trustees determines  that the performance of the Bank does not meet the reasonable satisfaction (considered in light of industry standards) of the Board of Trustees, provided that the Bank does not cure such unsatisfactory performance within
ninety  (90)  days  of  receipt  of  written  notice   specifying   such
unsatisfactory performance; or (ii) if the Bank becomes the subject of any state or federal bankruptcy proceeding that is not dismissed within sixty (60) days of the initiation of such proceeding.

                        (d) In the event of the termination of this Agreement, the Bank will immediately upon receipt or transmittal, as the case may be, of notice of termination, commence and prosecute diligently to completion the transfer of all cash and the delivery of all Portfolio Securities duly endorsed and all records maintained under Section 11 to the successor custodian when appointed by the Trust. The obligation of the Bank to deliver and transfer over the assets of the Trust's Master Portfolios held by the Bank directly to such successor custodian will commence as soon as such successor is appointed and will continue until completed as aforesaid. If the Trust does not select a successor custodian within ninety (90) days from the date of delivery of notice of termination the Bank may, subject to the provisions of subsection 14(c), deliver the Portfolio Securities and cash of the Trust's Master Portfolio held by the Bank to a bank or trust company of its own selection that meets the requirements of Section 17(f)(1) of the 1940 Act and has a reported capital, surplus and undivided profits aggregating not less than $2,000,000, to be held as the property of the Trust's Master Portfolios under terms similar to those on which they were held by the Bank, whereupon such bank or trust company so selected by the Bank will become the successor custodian of such assets of the Trust's Master Portfolios with the same effect as though selected by the Board.

                        (e) Prior to the expiration of ninety (90) days after notice of termination has been given, the Trust may furnish the Bank with an order of the Trust advising that a successor custodian cannot be found willing and able to act upon reasonable and customary terms and that there has been submitted to the Master Portfolio's interestholders the question of whether a Master Portfolio will be liquidated or will function without a custodian for the assets of the Master Portfolio. In that event the Bank will deliver the Portfolio Securities and cash of the Trust's Master Portfolios,subject as aforesaid, in accordance with one of such alternatives that may be approved by the requisite vote of shareholders, upon receipt by the Bank of a copy of the minutes of the meeting of shareholders at which action was taken, certified by the Trust's Secretary and an opinion of counsel to the Trust in form and content satisfactory to the Bank.

         15. Confidentiality. Both parties hereto agree than any non-public information obtained hereunder concerning the other party is confidential and may not be disclosed to any other person without the consent of the other party, except as may be required by applicable law or at the request of a governmental agency. The parties further agree that a breach of this provision would irreparably damage the other party and accordingly agree that each of them is entitled, in addition to all other remedies at law or in equity and without bond or other security, to an injunction or injunctions to prevent breaches of this provision.

         16. Notices. Any notice or other instrument in writing authorized or required by this Agreement to be given to either party hereto will be sufficiently given if addressed to such party and delivered, via registered U.S. Mail or facsimile with written confirmation via registered U.S. Mail, to it at its office at the address set forth below; namely:

                        (a) In the case of notices sent to the Trust or a Master
                            Portfolio to:

                               Master Investment Portfolio
                               111 Center Street
                               Little Rock, AR  72201
                               Attention:  Richard H. Blank, Jr.

                        With a copy to:

                               Barclays Global Investors
                               45 Fremont Street
                               San Francisco, CA  94105
                               Attention:  Legal Department

                        (b) In the case of notices sent to the Bank to:

                               Investors Bank & Trust Company
                               89 South Street
                               Boston, Massachusetts 02111
                               Attention:  Andrew Nesvet

                        With a copy to:  John E. Henry


         or at such other place as such party may from time to time designate in writing.

         17. Amendments. This Agreement may not be altered or amended, except by an instrument in writing, executed by both parties, and in the case of the Trust, such alteration or amendment will be authorized and approved by its Board.

         18. Parties. This Agreement will be binding upon and shall inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that this Agreement will not be assignable by the Trust without the written consent of the Bank or by the Bank without the written consent of the Trust, authorized and approved by its Board; and provided further that termination proceedings pursuant to Section 14 hereof will not be deemed to be an assignment within the meaning of this provision.

         19. Governing Law. This Agreement and all performance hereunder will be governed by the laws of the Commonwealth of Massachusetts.

         20. Counterparts. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

         21. Limitation of Liability. The Trust and the Bank agree that the Trust's obligations under this Agreement shall not be binding upon any Trustee, interestholder, officer, employee or agent of the Trust individually but are binding only upon the assets and property of the appropriate Master Portfolio.

         22. Single Agreement. This Agreement (including any exhibits, appendices and schedules hereto) constitutes the entire agreement between the Bank and the Trust as to the subject matter hereof and supersedes any and all agreements, representations and warranties, written or oral, regarding such subject matter made prior to the time at which this Agreement has been executed and delivered between the Bank and the Trust.

         23. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

                  IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized as of the day and year first written above.

                                                     Master Investment Portfolio



                                                  By:  /s/ Richard H. Blank, Jr.
                                    --------------------------------------------
                                                 Name:  Richard H. Blank, Jr.
                                                 Title:  Chief Operating Officer


                                                  Investors Bank & Trust Company



                                                      By:  /s/ Robert D. Mancuso
                                    --------------------------------------------
                                                        Name:  Robert D. Mancuso
                                                       Title:  Managing Director


                                                 Investors Bank & Trust Company



                                                          By:  /s/ John E. Henry
                                    --------------------------------------------
                                                            Name:  John E. Henry
                                                         Title:  General Counsel

                                   Schedule A


                                Custody Agreement
                           Master Investment Portfolio

                            List of Master Portfolios

                        LifePath Income Master Portfolio

                         LifePath 2010 Master Portfolio

                         LifePath 2020 Master Portfolio

                         LifePath 2030 Master Portfolio

                         LifePath 2040 Master Portfolio

                        Asset Allocation Master Portfolio

                           Bond Index Master Portfolio

                          Money Market Master Portfolio

                        S & P 500 Index Master Portfolio

                         Extended Index Master Portfolio

                       U.S. Equity Index Master Portfolio

                      International Index Master Portfolio

                       Russell 2000 Index Master Portfolio



Dated:        October 21,1996

Amended:      June 11, 1998 to include the Money Market Master Portfolio

Amended: October 28, 1998 to include the Extended Index and U.S. Equity Index Master Portfolios

Amended:      July 28, 1999 to include the International Index Master Portfolio

Amended:      August 16, 2000 to include the Russell 2000 Index Master Portfolio

                                   Schedule B


                                Custody Agreement
                           Master Investment Portfolio


                  IBT shall not be entitled to separate compensation from MIP for providing custody and fund accounting services to MIP's Master Portfolios (with the exception of the Extended Index and U.S. Equity Index Master Portfolios) pursuant to this Agreement so long as IBT is entitled to receive fees and related expenses from BGI, pursuant to the Sub-administration Agreement between BGI and IBT, for providing such custody and fund accounting services to MIP's Master Portfolios. If IBT is no longer entitled to receive such fees and expenses under such Sub-administration Agreement, then IBT shall be entitled to receive compensation from MIP as IBT may from time to time negotiate with MIP, and this Schedule B shall be amended accordingly.

                                   Schedule C


                                Custody Agreement
                           Master Investment Portfolio

                             Fund Accounting Duties


         I. A.Journals containing an itemized daily record in detail of all purchases and sales of securities, all receipts and disbursements of cash and all other debits and credits, as required by subsection (b)(1) of rule 31a-1 under the 1940 Act (the "Rule");

                B.General and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, as required by subsection (b)(2)(i) of the Rule;

                C.Separate ledger accounts required by subsection (b) (2) (ii) and (iii) of the Rule; and

                D.A monthly trial balance of all ledger accounts (except shareholder accounts) as required by subsection (b)(8) of the Rule.

         II. All such books and records shall be the property of the Trust, and IBT agrees to make such books and records available for inspection by the Trust or by the Securities and Exchange Commission at reasonable times and otherwise to keep confidential all records and other information relative to the Trust;
except when requested to divulge such information by duly constituted authorities or court process, or when requested by the Trust.

         III. In addition to the maintenance of the books and records specified above, IBT shall perform the following accounting services daily for each Master Portfolio;

                A.Calculate the net asset value per interest;

                B.Calculate changes in net asset value;

                C.Calculate the per share dividend distribution rates:

                D.Calculate dividends and any capital-gain distributions;

                E.Calculate performance figures, including any yield or total return and other performance figures, as appropriate;

                F.Provide the following reports:

                      1.   a current security position report;

                      2. a summary report of transactions and pending maturities (including the principal cost, and accrued interest on each portfolio security in maturity date order); and

                      3. a current cash position report (including cash available from portfolio sales and maturities and sales of a Master Portfolio's interests less cash needed for redemptions and settlement of portfolio purchases);

                G.Such other similar services with respect to a Master Portfolio as may be reasonably requested by the Trust.

         IV. IBT shall forward the information contained in Section III of this Schedule to third-party service providers reasonably requested by the Trust, the Co-Administrators or BGFA.

                           CO-ADMINISTRATION AGREEMENT

                           Master Investment Portfolio
                                111 Center Street
                           Little Rock, Arkansas 72201


                                                                October 28, 1998


Stephens Inc.
111 Center Street
Little Rock, Arkansas  72201

Barclays Global Investors, N.A.
45 Fremont Street
San Francisco, CA 94105

Ladies and Gentlemen:

         This will confirm the agreement among Master Investment Portfolio (the "Trust") on behalf of its Master Portfolios listed in the attached Appendix A; as such Appendix may be amended from time to time (each, a "Master Portfolio" and, collectively, the "Master Portfolios"), Barclays Global Investors, N.A. ("BGI") and Stephens Inc. ("Stephens," together with BGI, the "Co-administrators") as follows:

         1. The Trust is a registered open-end, management investment company. The Trust engages in the business of investing and reinvesting the assets of each Master Portfolio in the manner and in accordance with the applicable investment objective, policies and restrictions specified in the Trust's currently effective Registration Statement, as amended from time to time (the "Registration Statement"), filed by the Trust under the Investment Company Act of 1940 (the "Act"). Copies of the Registration Statement, as most recently amended, have been furnished to the Co-administrators. Any amendments to the Registration Statement shall be furnished to the Co-administrators promptly.

         2. The Trust is engaging the Co-administrators to provide, or cause to be provided, the administrative services specified elsewhere in this agreement, subject to the overall supervision of the Trust's Board of Trustees. Pursuant to advisory contracts between the Trust and Barclays Global Fund Advisors (the "Adviser") on behalf of each Master Portfolio, the Trust has engaged the Adviser to manage the investing and reinvesting of the assets of the Master Portfolios and to provide advisory services as specified in such advisory contracts.

         3. The Co-administrators agree to supervise the administrative operations and undertake to provide, or cause to be provided, the services described on Appendix B, as such Appendix may be amended from time to time by the mutual consent of the parties, the provision of, and liability thereto, for certain of such services to be allocated on such Appendix, in connection with the operations of the Trust and the Master Portfolios, and take all reasonable action in the performance of their obligations under this agreement to assure that the necessary information is made available to other service providers, as such may be required by the Trust from time to time; and to provide all other administrative services reasonably necessary for the operation of the Master Portfolios, other than those services that are to be provided by the Adviser pursuant to the advisory contracts and by the Trust's transfer and dividend disbursing agent and custodian.

         4. In consideration of the administration services to be rendered by the Co-administrators under this agreement, the Co-administrators are entitled to a monthly fee based on the average daily value (as determined on each business day at the time set forth in the Prospectus for determining net asset value per share) of the each Master Portfolio's net assets during the preceding month at the rates listed in Appendix A. If the fee payable pursuant to this Paragraph 4 begins to accrue before the end of any month or if this agreement terminates before the end of any month, the fee for the period from the effective date to the end of that month or from the beginning of that month to the termination date, respectively, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. For purposes of calculating each such monthly fee, the value of each Master Portfolio's net assets shall be computed in the manner specified in the Registration Statement and Declaration of Trust for the computation of the value of the Master Portfolio's net assets in connection with the determination of the net asset value of interests of the Master Portfolio. For purposes of this agreement, a "business day" is any day that Barclays Global Investors Funds, Inc. is open for trading.

         5. Except as provided in the advisory contracts on behalf of each of the Trust's Master Portfolios and in this agreement, the Co-administrators agree to bear such feeder fund's pro rata portion of the costs of the operations of such Master Portfolio, including, but not limited to, its pro rata portion of the compensation of the Trust's trustees who are not affiliated with the Adviser, the Co-administrators or any of their affiliates; governmental fees; interest charges; taxes; fees and expenses of its independent auditors, legal counsel (other than in connection with litigation), transfer agent and dividend disbursing agent; fees paid to shareholder servicing and other special purpose agents; expenses of preparing and printing any Parts A or B, interestholders' reports, notices, proxy statements and reports to regulatory agencies; travel expenses of trustees of the Trust in connection with their attendance at Board and other meetings relating to the Trust; office supplies; premiums for fidelity bonds and errors and omissions and/or officers and trustees liability insurance; trade association membership dues; fees and expenses of any custodian and fund accountant, including those for keeping books and accounts and calculating the net asset value per interest of the Master Portfolios; expenses of interestholders' meetings; expenses relating to the issuance, registration, qualification and redemption of interests of the Master Portfolios; any pricing services; and organizational expenses. Notwithstanding anything to the contrary, the Co-administrators shall not be required to bear any portion of brokerage fees payable to the Adviser under its advisory contracts with the Trust and other expenses connected with the execution of portfolio securities transactions, litigation expenses, taxes (including income, excise, transfer and withholding taxes) or cost or expense that a majority of the disinterested trustees of the Trust deems to be an extraordinary expense. Expenses attributable to one or more, but not all, of the Master Portfolios shall be charged against the assets of the relevant Master Portfolios. General expenses of the Trust shall be allocated among the Master Portfolios in a manner proportionate to the net assets of each Master Portfolio, on a transactional basis or on such other basis as the Board of Trustees deems equitable.

         6. Each Co-administrator shall exercise reasonable care and shall give the Trust the benefit of the Co-administrator's best judgment and efforts in rendering services under this agreement. As an inducement to the Co-administrators' undertaking to render services hereunder, the Trust agrees that a Co-administrator shall not be liable under this agreement for any mistake in judgment or in any other event whatsoever except for lack of good faith, provided that nothing in this agreement shall be deemed to protect or purport to protect the Co-administrator against any liability to the Trust or its interestholders to which the Co-administrator would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of the Co-administrators' duties under this agreement or by reason of reckless disregard of its obligations and duties hereunder.

         7. This agreement shall become effective on its execution date. Thereafter, this agreement shall continue with respect to a Master Portfolio for successive annual periods only so long as the continuance is specifically approved at least annually (a) by the vote of a majority of the Master Portfolio's outstanding voting securities (as defined in the Act) or by the Trust's Board of Trustees and (b) by the vote, cast in person at a meeting called for the purpose, of a majority of the Trust's trustees who are not parties to this contract or "interested persons" (as defined in the Act) of any such party. This contract may be terminated at any time by the Trust without the payment of any penalty, by a vote of a majority of the Master Portfolio's outstanding voting securities (as defined in the Act) or by a vote of a majority of the Trust's entire Board of Trustee's on 60 days' written notice to the Co-administrators, or by the Co-administrators on 60 days' written notice to the Trust. This contract shall terminate automatically in the event of its assignment (as defined in the Act).

         8. Except to the extent necessary to perform the Co-administrators' obligations under this agreement, nothing herein shall be deemed to limit or restrict the right of the Co-administrators, or any affiliate of the Co-administrators, or any employee of the Co-administrators, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, firm, individual or association.

         9. This agreement shall be governed by and construed in accordance with the laws of the State of Arkansas.

         10. The Trust hereby agrees and acknowledges that each Co-administrator may allocate or further delegate responsibility for any or all of the services to be provided hereunder, as listed on Appendix B hereto, between each Co-administrator; provided that the Co-administrators shall have joint and several liability for the provision of the services under this agreement, except that BGI or Stephens each agree to assume sole responsibility, and related liability thereto, for providing the duties and services identified as the sole responsibility of BGI or Stephens on such Appendix B; and, further provided that each Co-administrator agrees to remain fully liable to the Trust for the provision of any service that such Co-administrator delegates to another entity.

         11. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

         If the foregoing correctly sets forth the agreement between the Trust and the Co-administrators, please so indicate by signing and returning to the Trust the enclosed copy hereof.

                                                     Very truly yours,

                                                    MASTER INVESTMENT PORTFOLIO,
            on behalf of the Master Portfolios listed on the attached Appendix A


                                                  By: /s/ Richard H. Blank, Jr.
                                                      ________________________
                                                          Richard H. Blank, Jr.
                                                         Chief Operating Officer


ACCEPTED as of the date set forth above:

BARCLAYS GLOBAL INVESTORS, N.A.


By: /s/ Mike Latham
    -------------------------------------------------

     Mike Latham
     Managing Director



By:  /s/ Danell Doty
    -------------------------------------------------

     Danell Doty
     Principal


STEPHENS INC.


By:  /s/ Richard H. Blank, Jr.
   --------------------------------------------------
     Richard H. Blank, Jr.
     Vice President

                                   Appendix A




                    ---------------------------------------------------------- -------------------------------

                                                                               Co-Administration Fee
                    Master Portfolio                                           (as a % of net assets)

                    ---------------------------------------------------------- -------------------------------
                    ---------------------------------------------------------- -------------------------------

                    Extended Index                                                        0.02%

                    ---------------------------------------------------------- -------------------------------
                    ---------------------------------------------------------- -------------------------------

                    International Index                                        0 - $1 billion      0.10%
                                                                               > $1 billion        0.07%

                    ---------------------------------------------------------- -------------------------------
                    ---------------------------------------------------------- -------------------------------

                    U.S. Equity Index                                                      0.01%

                    ---------------------------------------------------------- -------------------------------
                    ---------------------------------------------------------- -------------------------------

                    Russell 2000 Index                                                     0.02%

                    ---------------------------------------------------------- -------------------------------



Dated:  October 28, 1998
Approved as amended:  July 28, 1999
Approved as amended: August 16, 2000

                                   Appendix B

                           Master Investment Portfolio

                         LIST OF ADMINISTRATIVE SERVICES



Stephens Inc.

(1) Review agenda and assemble Board materials for quarterly Board meetings; prepare supporting information when necessary; prepare minutes of Board and committee meetings.

(2)      Review and approve Board material.

(3)      Provide expense budgets.

(4) Monitor actual expenses and update budgets/expense accruals as necessary.

(5)      Review and authorize filing of Forms N-SAR.

(6) Maintain records of sales and file appropriate registrations and renewals, sales information and other required material for Blue Sky purposes.

(7) Review and provide advice to the distributor and the Trust on behalf of the Master Portfolios and investment adviser regarding sales literature and marketing plans to assure regulatory compliance.



Barclays Global Investors

(8) Continuously monitor portfolio activity and related functions in conjunction with all applicable regulatory requirements. Take corrective action as necessary.

(9) Identify the services to which the Master Portfolios report performance information. Provide information as requested on performance questionnaires.

(10) Prepare appropriate management letter and coordinate production of Management Discussion and Analysis, with respect to the preparation and printing of shareholder reports.

(11) Coordinate review and approval by portfolio managers of portfolio listings to be included in financial statements, with respect to the preparation and printing of shareholder reports.

(12) Prepare selected portfolio and financial information for inclusion in Board material.

(13)     Assist in presentation to Board as desired by Trust Officer(s).

(14) Calculate total return information and other statistical information including undistributed income and capital gains with respect to condensed financial information for review by management.

(15) Perform tests of specific portfolio activities against compliance checklists designed from the provisions of the Master Portfolios' current Registration Statement.

(16)     Calculate dividend amounts available for distribution.

(17)     Coordinate review of dividend amounts by management and auditors.

(18) Notify fund accounting and transfer agent of authorized dividends rates.

(19) Prepare responses to various performance questionnaires; coordinate as necessary, and submit responses to the appropriate agency;

(20) Prepare Forms N-SAR for filing; obtain any necessary supporting documents; file with the SEC via EDGAR.

(21) Draft semi-annual and annual shareholder reports and coordinate auditor and management review.

(22) Coordinate printing of reports and EDGAR conversion with outside printer and filing with the SEC via EDGAR.

(23)     Provide information for Financial Highlights and expense tables.

(24) Continuously monitor portfolio activity regarding diversification in conjunction with IRS requirements for registered investment companies.

(25) Continuously monitor portfolio activity regarding "short short" income and qualifying income in conjunction with IRS requirements for registered investment companies.

Stephens Inc. and Barclays Global Investors

(26) Prepare, or assist in the preparation, and file with the SEC and state securities regulators, if applicable, registration statements, notices, reports, and other material required to be filed under applicable laws.

(27)         Review financial information and take any necessary action.

(28) Develop and implement procedures for monitoring compliance with regulatory requirements and compliance with each Master Portfolio's investment objective, policies and restrictions as established by the Trust's Board, perform compliance testing and approve resolution of compliance issues.

(29)     Approve dividend rates; obtain Board approval when required.

(30) Determine allocation of invoices among funds. Authorize and send to fund accountants for payment of expenses.

(31)     Coordinate activities of other vendors as necessary.

(32)     Provide appropriate responses to Forms N-SAR.

(33)     Provide marketing input of shareholder report style and graphics.

(34)     Review and approve entire shareholder report.

(35) Review drafts and coordinate review process of Forms N-1A updates and prospectus supplements.

(36) Coordinate printing, EDGAR conversion, and filing with the SEC with outside printers of Forms N-1A.

(37) Maintain and preserve the corporate records of the Trust, including each Master Portfolio.

(38)     Make appropriate representations in conjunction with audit.

(39) Review diversification test results and corrective actions taken, with respect to qualifications as a registered investment company.

(40) Approve tax positions taken regarding qualification as a registered investment company.

(41) Review "short short" income and qualifying income test results and corrective actions taken, with respect to qualifications as a registered investment company.

(42) Approve tax positions taken regarding "short short" income and qualifying income, with respect to qualifications as a registered investment company.

(43)     Approve tax accounting positions to be taken.

(44)     Approve distributions

(45)     Review tax returns and coordinate signature thereof with a Trust
         Officer.



Approved:  October 28, 1998



Signed:    /s/ Mike Latham                  Signed:    /s/ Richard H. Blank, Jr.
           -------------------------                ---------------------------
           By: Mike Latham                           By:   Richard H. Blank, Jr.
           Title: Managing Director                       Title: Vice President
                    Barclays Global                                Stephens Inc.
                    Investors, N.A.


Signed:    /s/ Danell Doty
           --------------------------------------
           By: Danell Doty
           Title: Principal
                    Barclays Global
                    Investors, N.A.




Signed:    Richard H. Blank, Jr.
           --------------------------------------
           By:    Richard H. Blank, Jr.
           Title: Chief Operating Officer
                  Master Investment Portfolio

                                                               December 7, 2000




            First Amendment to the Third Party Feeder Fund Agreement




A Third Party Feeder Fund Agreement (the "Agreement") was entered into as of the first day of September, 1998, by and among Hewitt Series Trust, a Delaware business ("Trust"), for itself and on behalf of its series, Hewitt Money Market Fund ("Fund"), Hewitt Financial Services LLC ("Distributor"), an Illinois limited liability company, and Master Investment Portfolio ("MIP"), a Delaware business trust, for itself and on behalf of its series, the Money Market Master Portfolio ("Portfolio"). WHEREAS, the Fund has split into two funds, Hewitt Money Market Fund, and Hewitt Institutional Money Market Fund. NOW THEREFORE, in consideration of the foregoing, the mutual promises made herein and other good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties as follows:
1. Fund is now defined as Hewitt Money Market Fund and Hewitt Institutional Money Market Fund.







            [The   rest  of  this   page  is intentionally left blank.]

IN WITNESS WHEREOF, the parties have caused this Amendment to be executed by their respective officers thereunto duly authorized as of __________________ ____, 2000.

HEWITT SERIES TRUST

on behalf of itself and the HEWITT MONEYMARKET FUND and HEWITT INSTITUTIONAL MONEY MARKET FUND

By: /s/ Stacey Schams
   -------------------------------------------------
Name:  Stacey Schams

Title:  Secretary

HEWITT SERVICES LLC

By: /s/ C.L. Connelly
   -------------------------------------------------
Name:  C.L. Connelly

Title:  President


MASTERINVESTMENT PORTFOLIO,
on behalf of its series, the MONEY MARKET
MASTER PORTFOLIO
By: /s/ Richard H. Blank, Jr.
   -------------------------------------------------
Name:  Richard H. Blank, Jr.
Title:  Chief Operating Officer

                                     FORM OF

                             THIRD PARTY FEEDER FUND

                                    AGREEMENT

                                      AMONG

                   DIVERSIFIED INSTITUTIONAL STOCK INDEX FUND

                     DIVERSIFIED INVESTORS SECURITIES CORP.

                                       AND

                           MASTER INVESTMENT PORTFOLIO



                                   dated as of

                            ___________________, 2000



TABLE OF CONTENTS


ARTICLE I.         REPRESENTATIONS AND WARRANTIES..................................................................
         1.1       Trust...........................................................................................
         1.2       MIP.............................................................................................
         1.3       Distributor.....................................................................................

ARTICLE II.        COVENANTS.......................................................................................
         2.1       Trust...........................................................................................
         2.2       MIP.............................................................................................
         2.3       Reasonable Actions..............................................................................

ARTICLE III.       INDEMNIFICATION.................................................................................
         3.1       Trust...........................................................................................
         3.2       Distributor.....................................................................................
         3.3       MIP.............................................................................................

ARTICLE IV.        ADDITIONAL AGREEMENTS...........................................................................
         4.1       Access to Information...........................................................................
         4.2       Confidentiality.................................................................................
         4.3       Obligations of Trust and MIP ...................................................................

ARTICLE V.         TERMINATION, AMENDMENT..........................................................................
         5.1       Termination.....................................................................................
         5.2       Amendment.......................................................................................

ARTICLE VI.        GENERAL PROVISIONS..............................................................................
         6.1       Expenses........................................................................................
         6.2       Headings........................................................................................
         6.3       Entire Agreement................................................................................
         6.4       Successors......................................................................................
         6.5       Governing Law...................................................................................
         6.6       Counterparts....................................................................................
         6.7       Third Parties...................................................................................
         6.8       Notices.........................................................................................
         6.9       Interpretation..................................................................................
         6.10      Operation of the Fund...........................................................................
         6.11      Relationship of Parties; No Joint Venture, Etc. ................................................
         6.12      Use of Name.....................................................................................

Signatures
Schedule A
Schedule B

                                    AGREEMENT

THIS AGREEMENT (the "Agreement") is made and entered into as of the ____ day of _______________, 2000, by and among The Diversified Investors Fund Group, a Massachusetts business trust (the "Trust"), for itself and on behalf of its series set forth on Schedule A, the Diversified Institutional Stock Index Fund, Fund Distributor - Diversified Investors Securities Corp. (the "Distributor"), a Delaware corporation , and Master Investment Portfolio ("MIP"), a Delaware business trust, for itself and on behalf of its series, the S&P 500 Index Master Portfolio ("Portfolio").

                                   WITNESSETH

WHEREAS, Trust and MIP are each registered under the Investment Company Act of 1940 (the "1940 Act") as open-end management investment companies;

WHEREAS, each Fund and its corresponding Portfolio have the same investment objective and substantially the same investment policies;

WHEREAS, each Fund desires to invest on an ongoing basis all or substantially all of its investable assets (the "Assets") in exchange for a beneficial interest in the corresponding Portfolio (the "Investment") on the terms and conditions set forth in this Agreement;

NOW, THEREFORE, in consideration of the foregoing, the mutual promises made herein and other good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties agree as follows:

                                    ARTICLE I

                         REPRESENTATIONS AND WARRANTIES

1.1      Trust.  Trust represents and warrants to MIP that:
         -----

     (a) Organization. Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts, and the Funds are duly and validly designated series of Trust. Trust and each Fund has the requisite power and authority to own its property and conduct its business as proposed to be conducted pursuant to this Agreement.
     (b) Authorization of Agreement. The execution and delivery of this Agreement by Trust on behalf of the Funds and the conduct of business contemplated hereby have been duly authorized by all necessary action on the part of Trust's Board of Trustees and no other action or proceeding is necessary for the execution and delivery of this Agreement by Funds, or the performance by Funds of their obligations hereunder. This Agreement when executed and delivered by Trust on behalf of the Funds shall constitute a legal, valid and binding obligation of Trust, enforceable against the Funds in accordance with its terms. No meeting of, or consent by, shareholders of the Funds is necessary to approve or implement the Investments.
     (c) 1940 Act Registration. Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company, and such registration is in full force and effect.
     (d) SEC Filings. Trust has duly filed all forms, reports, proxy statements and other documents (collectively, the "SEC Filings") required to be filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act, and the rules and regulations thereunder, (collectively, the "Securities Laws") in connection with the registration of the Funds' shares, any meetings of its shareholders and its registration as an investment company. All SEC Filings relating to the Funds were prepared to comply in all material respects in accordance with the requirements of the applicable Securities Laws and do not, as of the date of this Agreement, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading, provided that Trust makes no representation or warranty hereunder with respect to information supplied by MIP or any service provider of MIP for use in Trust's SEC filings, including but not limited to any written information contained in MIP's current registration statement relating to the Portfolios.
     (e) Fund Assets. Each Fund currently intends on an ongoing basis to invest its Assets solely in the corresponding Portfolio, although it reserves the right to invest Assets in other securities and other assets and/or to redeem any or all units of the Portfolio at any time without notice.
     (f) Registration Statement. Trust has reviewed MIP's and the Portfolios' most recent registration statement on Form N-lA, as filed with the SEC.
     (g) Insurance. Trust has in force an errors and omissions liability insurance policy insuring the Funds against loss up to $ 5 million for negligence or wrongful acts.

1.2      MIP.  MIP represents and warrants to Trust that:
         ---

     (a) Organization. MIP is a trust duly organized, validly existing and in good standing under the laws of the State of Delaware and the Portfolios are duly and validly designated series of MIP. MIP and each Portfolio has the requisite power and authority to own its property and conduct its business as now being conducted and as proposed to be conducted pursuant to this Agreement.
     (b) Authorization of Agreement. The execution and delivery of this Agreement by MIP on behalf of the Portfolios and the conduct of business contemplated hereby have been duly authorized by all necessary action on the part of MIP's Board of Trustees and no other action or proceeding is necessary for the execution and delivery of this Agreement by the Portfolios, or the performance by the Portfolios of their obligations hereunder and the consummation by the Portfolios of the transactions contemplated hereby. This Agreement when executed and delivered by MIP on behalf of the Portfolios shall constitute a legal, valid and binding obligation of MIP and the Portfolios, enforceable against MIP and the Portfolios in accordance with its terms. No meeting of, or consent by, interestholders of the Portfolios is necessary to approve the issuance of the Interests (as defined below) to the Funds.
     (c) Issuance of Beneficial Interest. The issuance by MIP of beneficial interests in the Portfolios ("Interests") in exchange for the Investments by the corresponding Funds of their Assets has been duly authorized by all necessary action on the part of the Board of Trustees of MIP. When issued in accordance with the terms of this Agreement, the Interests will be validly issued, fully paid and non-assessable.
     (d) 1940 Act Registration. MIP is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.
     (e) SEC Filings; Securities Exemptions. MIP has duly filed all SEC Filings, as defined herein, relating to the Portfolios required to be filed with the SEC under the Securities Laws. Interests in Portfolios are not required to be registered under the 1933 Act, because such Interests are offered solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. In addition, Interests in the Portfolios are either noticed or qualified for sale or exempt from notice or qualification requirements under applicable securities laws in those states and other jurisdictions in which Interests are offered and sold. All SEC Filings relating to the Portfolios comply in all material respects with the requirements of the applicable Securities Laws and do not, as of the date of this Agreement, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading.
     (f) Tax Status. Each Portfolio is taxable as a partnership for federal income tax purposes under the Internal Revenue Code of 1986, as amended
(the "Code").

     (g) Taxable and Fiscal Year. The taxable and fiscal year end of each Portfolio is December 31st.

     (h) Insurance. MIP has in force an errors and omissions liability insurance policy insuring the Portfolios against loss up to $ 5 million for negligence and wrongful acts. 1.3 Distributor.......Distributor  represents and warrants to MIP that the execution and delivery of this Agreement by Distributor have been duly authorized by all necessary action on the part of Distributor and no other action or proceeding is necessary for the execution and delivery of this Agreement by Distributor, or the performance by Distributor of its obligations hereunder. This Agreement when executed and delivered by Distributor shall constitute a legal, valid and binding obligation of Distributor, enforceable against Distributor in accordance with its terms.

                                   ARTICLE II

                                    COVENANTS

2.1      Trust.  Trust covenants that:
         -----

     (a) Advance Review of Certain Documents. Trust will furnish MIP at least ten (10) business days prior to the earlier of filing or first use, with drafts of the Funds' registration statement on Form N-lA and any amendments thereto, and also will furnish MIP at least five (5) business days prior to the earlier of filing or first use, with drafts of any prospectus or statement of additional information supplements. In addition, Trust will furnish or will cause to be furnished to MIP at least three (3) business days prior to the earlier of filing or first use, as the case may be, any proposed advertising or sales literature that contains language that describes or refers to MIP or the Portfolios and that was not previously approved by MIP. Trust agrees that it will include in all such Fund documents any disclosures that may be required by law, and that it will incorporate in all such Fund documents any material and reasonable comments made by MIP. MIP will not, however, in any way be liable to Trust for any errors or omissions in such documents, whether or not MIP makes any objection thereto, except to the extent such errors or omissions result from information provided in the Portfolios' 1940 Act registration statement or otherwise provided by MIP for inclusion therein. In addition, neither the Funds nor Distributor will make any other written or oral representations about MIP or the Portfolios other than those contained in such documents without MIP's prior written consent.
     (b) SEC and Blue Sky Filings. Trust will file all SEC Filings required to be filed with the SEC under the Securities Laws in connection with the registration of the Funds' shares, any meetings of its shareholders, and its registration as a series of an investment company. Trust will file such similar or other documents as may be required to be filed with any securities commission or similar authority by the laws or regulations of any state, territory or possession of the United States, including the District of Columbia, in which shares of the Funds are or will be noticed for sale ("State Filings"). The Funds' SEC Filings will be prepared in all material respects in accordance with the requirements of the applicable Securities Laws, and, insofar as they relate to information other than that supplied or required to be supplied by MIP, will not, at the time they are filed or used to offer the Funds shares, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading. The Funds' State Filings will be prepared in accordance with the requirements of applicable state and federal law and the rules and regulations thereunder.
     (c) 1940 Act Registration. Trust will be duly registered as an open-end management investment company under the 1940 Act.

     (d) Tax Status. The Funds will qualify for treatment as regulated investment companies under Subchapter M of the Code for any taxable year during which this Agreement continues in effect, except to the extent that a failure to so qualify may result from any action or omission of the corresponding portfolio or MIP.

     (e) Fiscal Year. Each Fund shall take appropriate action to adopt and maintain the same fiscal year end as the corresponding Portfolio (currently December 31st).

     (f) Proxy Voting. If requested to vote on matters pertaining to MIP or Portfolio, a Fund will either seek instructions from its shareholders with regard to the voting of all proxies with respect to Portfolio's securities and vote such proxies only in accordance with such instructions, or vote the shares held by it in the same proportion as the vote of all other holders of Portfolio's securities; provided that the Fund will not be obligated to take such action if and to the extent the Fund obtains an exemption from Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.

     (g) Compliance with Laws. Trust shall comply, in all material respects, with all applicable laws, rules and regulations in connection with conducting its operations as a registered investment company.

2.2      MIP.  MIP covenants that:
         ---

     (a) Signature Pages. MIP shall promptly provide all required signature pages to Trust for inclusion in any SEC Filings of Trust, provided Trust is in material compliance with its covenants and other obligations under this Agreement at the time such signature pages are provided and included in the SEC Filing. Trust and Distributor acknowledge and agree that the provision of such signature pages does not constitute a representation by MIP, its Trustees or Officers, that such SEC Filing complies with the requirements of the applicable Securities Laws, or that such SEC Filing does not contain any untrue statement of a material fact or does not omit to the state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading, except with respect to information provided by MIP for inclusion in such SEC Filing or for use by Trust in preparing such filing, which shall in any event include any written information obtained from MIP's current registration statement on Form N-1A.

     (b) Redemption. Except as otherwise provided in this Section 2.2(b), redemptions of interests owned by a Fund will be effected in cash pursuant to
Section 2.2(c). In the event a Fund desires to withdraw its entire Investment from a corresponding Portfolio, either by submitting a redemption request or by terminating this agreement in accordance with Section 5.1 hereof, Portfolio, at its sole discretion, and in accordance with the 1940 Act and the rules and regulations thereunder, may effect such redemption "in kind" and in such manner that the securities delivered to the Fund or its custodian approximate the Fund's proportionate share of Portfolio's net assets immediately prior to such redemption. In addition, in the event a Fund makes a redemption (or series of redemptions over any three consecutive business days) of an amount that exceeds 10% of Portfolio's net asset value, Portfolio, at its sole discretion, and in accordance with the 1940 Act and the rules and regulations thereunder, may effect such redemption "in kind" and in such manner that the securities delivered to Fund or its custodian approximate the Fund's proportionate share of Portfolio's net assets immediately prior to such redemption. Each Portfolio will use its best efforts to settle redemptions on the business day following the receipt of a redemption request by a Fund and if such next business day settlement is not practicable, will immediately notify the Fund regarding the anticipated settlement date, which shall in all events be a date permitted under the 1940 Act.
                           (c) Ordinary Course Redemptions. The Portfolio will effect its redemptions of Interest in accordance with the provisions of the 1940 Act and the rules and regulations thereunder. Except as described in Section 2.2(b), all redemptions will be effected in cash at the next determined net asset value after the redemption request is received. The Portfolio will use its best effort to settle redemptions on the business day following the receipt of a redemption request by a Fund and if such next business day settlement is not practicable, will immediately notify the Fund regarding the anticipated settlement date, which shall in all events be a date permitted under the 1940 Act.

     (d) SEC Filings. MIP will file all SEC Filings required to be filed with the SEC under the Securities Laws in connection with any meetings of the Portfolios' investors and its registration as an investment company and will provide copies of all such definitive filings to Trust. The Portfolios' SEC Filings will comply in all material respects with the requirements of the applicable Securities Laws, and will not, at the time they are filed or used, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (e) 1940 Act Registration. MIP will remain duly registered as an open-end management investment company under the 1940 Act.

     (f) Tax Status. Based upon applicable IRS interpretations and rulings and Treasury Regulations, each Portfolio will continue to be treated as a partnership for federal income tax purposes. Each Portfolio will continue to satisfy (i) the income test imposed on regulated investment companies under Section 851(b)(2) of the Code and (ii) the asset test imposed on regulated investment companies under Section 851(b)(3) of the Code as if such Sections applied to it for so long as this Agreement continues in effect. MIP agrees to forward to Trust prior to the Funds' initial Investment a copy of its opinion of counsel or private letter ruling relating to the tax status of the Portfolios and agrees that Trust and the Funds may rely upon such opinion or ruling during the term of this Agreement.

     (g) Securities Exemptions. Interests in the Portfolios have been and will continue to be offered and sold solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act or require registration or notification under any state law.

     (h) Advance Notice of Certain Changes. MIP shall provide Trust with at least one hundred twenty (120) days' advance notice, or such lesser time as may be agreed to by the parties, of any change in a Portfolio's investment objective, and at least sixty (60) days' advance notice, or if MIP has knowledge or should have knowledge that one of the following changes is likely to occur more than sixty (60) days in advance of such event, notice shall be provided as soon as reasonably possible after MIP obtains or should have obtained such knowledge, of any material change in a Portfolio's investment policies or activities, any material increase in a Portfolio's fees or expenses, or any change in a Portfolio's fiscal year or time for calculating net asset value for purposes of Rule 22c-1.

     (i) Compliance with Laws. MIP shall comply, in all material respects, with all applicable laws, rules and regulations in connection with conducting its operations as a registered investment company. 2.3 Reasonable Actions. Each party covenants that it will, subject to the provisions of this Agreement, from time to time, as and when requested by another party or in its own discretion, as the case may be, execute and deliver or cause to be executed and delivered all such documents, assignments and other instruments, take or cause to be taken such actions, and do or cause to be done all things reasonably necessary, proper or advisable in order to conduct the business contemplated by this Agreement and to carry out its intent and purpose.

                                   ARTICLE III

                                 INDEMNIFICATION

3.1      Trust

     (a) Trust agrees to indemnify and hold harmless MIP, the Portfolios and the Portfolios' investment adviser, and any director/trustee, officer, employee or agent of MIP, the Portfolio or Portfolios' investment adviser (in this Section, each, a "Covered Person" and collectively, "Covered Persons"), against any and all losses, claims, demands, damages, liabilities or expenses (including, with respect to each Covered Person, the reasonable cost of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith, except as provided in subparagraph (b)) ("Losses"), that:

              (i) arise out of or are based upon any violation or alleged violation of any of the Securities Laws, or any other applicable statute, rule, regulation or common law, or are incurred in connection with or as a result of any formal or informal administrative proceeding or investigation by a regulatory agency, insofar as such violation or alleged violation, proceeding or investigation arises out of or is based upon any direct or indirect omission or commission (or alleged omission or commission) by Trust or by any of its trustees/directors, officers, employees or agents, but only insofar as such omissions or commissions relate to the Funds; or

              (ii)arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any advertising or sales literature, prospectus, registration statement, or any other SEC Filing relating to the Funds, or any amendments or supplements to the foregoing (in this Section, collectively "Offering Documents"), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which they were made, not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was not made in the Offering Documents in reliance upon and in conformity with MIP's registration statement on Form N-1A and other written information furnished by MIP to the Funds or by any service provider of MIP for use therein or for use by the Funds in preparing such documents, including but not limited to any written information contained in MIP's current registration statement on Form N-1A;

     provided,   however,   that  in  no  case   shall   Trust  be  liable   for
indemnification hereunder with respect to any claims made against any Covered Person unless a Covered Person shall have notified Trust in writing within a reasonable time after the summons, other first legal process, notice of a federal, state or local tax deficiency, or formal initiation of a regulatory investigation or proceeding giving information of the nature of the claim shall have properly been served upon or provided to a Covered Person seeking indemnification. Failure to notify Trust of such claim shall not relieve Trust from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this Section.

     (b) Trust will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if Trust elects to assume the defense, such defense shall be conducted by counsel chosen by Trust. In the event Trust elect(s) to assume the defense of any such suit and retain such counsel, each Covered Person in the suit may retain additional counsel but shall bear the fees and expenses of such counsel unless (A) Trust shall have specifically authorized the retaining of and payment of fees and expenses of such counsel or (B) the parties to such suit include any Covered Person and Trust, and any such Covered Person has been advised in a written opinion by counsel reasonably acceptable to Trust that one or more legal defenses may be available to it that may not be available to Trust, in which case Trust shall not be entitled to assume the defense of such suit notwithstanding its obligation to bear the fees and expenses of one counsel to all such persons. Trust shall not be required to indemnify any Covered Person for any settlement of any such claim effected without its written consent, which consent shall not be unreasonably withheld or delayed. The indemnities set forth in paragraph (a) will be in addition to any liability that Trust might otherwise have to Covered Persons.

3.2      Distributor

     (a) Distributor agrees to indemnify and hold harmless MIP, the Portfolios and the Portfolios' investment adviser, and any director/trustee, officer, employee or agent of MIP, the Portfolios or Portfolios' investment adviser (in this Section, each, a "Covered Person" and collectively, "Covered Persons"), against any and all losses, claims, demands, damages, liabilities or expenses (including, with respect to each Covered Person, the reasonable cost of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith, except as provided in subparagraph (b)) ("Losses"), that:
              (i) arise out of or are based upon any violation or alleged violation of any of the Securities Laws, or any other applicable statute, rule, regulation or common law, or are incurred in connection with or as a result of any formal or informal administrative proceeding or investigation by a regulatory agency, insofar as such violation or alleged violation, proceeding or investigation arises out of or is based upon any direct or indirect omission or commission (or alleged omission or commission) by Trust or Distributor or by any of its or their trustees/directors, officers, employees or agents, but only insofar as such omissions or commissions relate to the Funds; or

              (ii)arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any advertising or sales literature, prospectus, registration statement, or any other SEC Filing relating to the Funds, or any amendments or supplements to the foregoing (in this Section, collectively "Offering Documents"), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which they were made, not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was not made in the Offering Documents in reliance upon and in conformity with MIP's registration statement on Form N-1A and other written information furnished by MIP to the Funds or by any service provider of MIP for use therein or for use by the Funds in preparing such documents, including but not limited to any written information contained in MIP's current registration statement on Form N-1A; provided, however, that in no case shall Distributor be liable for Losses to the extent Trust pays the amount of such Losses to the Covered Person under Section 3.1(a) hereof, nor shall Distributor be liable for indemnification hereunder with respect to any claims made against any Covered Person unless a Covered Person shall have notified Distributor in writing within a reasonable time after the summons, other first legal process, notice of a federal, state or local tax deficiency, or formal initiation of a regulatory investigation or proceeding giving information of the nature of the claim shall have properly been served upon or provided to a Covered Person seeking indemnification. Failure to notify Distributor of such claim shall not relieve Distributor from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this Section.

     (b) Distributor will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if Distributor elects to assume the defense, such defense shall be conducted by counsel chosen by Distributor. In the event Distributor elects to assume the defense of any such suit and retain such counsel, each Covered Person in the suit may retain additional counsel but shall bear the fees and expenses of such counsel unless (A) Distributor shall have specifically authorized the retaining of and payment of fees and expenses of such counsel or (B) the parties to such suit include any Covered Person and Distributor, and any such Covered Person has been advised in a written opinion by counsel reasonably acceptable to Distributor that one or more legal defenses may be available to it that may not be available to Distributor, in which case Distributor shall not be entitled to assume the defense of such suit notwithstanding its obligation to bear the fees and expenses of one counsel to all such persons. Distributor shall not be required to indemnify any Covered Person for any settlement of any such claim effected without its written consent, which consent shall not be unreasonably withheld or delayed. The indemnities set forth in paragraph (a) will be in addition to any liability that Distributor might otherwise have to Covered Persons.

3.3      MIP.
         ---

     (a) MIP agrees to indemnify and hold harmless Trust, the Funds, Distributor, and any affiliate providing services to Trust and/or the Funds, and any trustee/director, officer, employee or agent of any of them (in this Section, each, a "Covered Person" and collectively, "Covered Persons"), against any and all losses, claims, demands, damages, liabilities or expenses (including, with respect to each Covered Person, the reasonable cost of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith, except as provided in subparagraph (b)) ("Losses"), that:
              (i) arise out of or are based upon any violation or alleged violation of any of the Securities Laws, or any other applicable statute, rule, regulation or common law or are incurred in connection with or as a result of any formal or informal administrative proceeding or investigation by a regulatory agency, insofar as such violation or alleged violation, proceeding or investigation arises out of or is based upon any direct or indirect omission or commission (or alleged omission or commission) by MIP, or any of its trustees, officers, employees or agents; or

              (ii)arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any advertising or sales literature, or any other SEC Filing relating to the Portfolios, or any amendments to the foregoing (in this Section, collectively, the "Offering Documents") relating to the Portfolios, or arise out of or are based upon the omission or alleged omission to state therein, a material fact required to be stated therein, or necessary to make the statements therein in light of the circumstances under which they were made, not misleading; or

              (iii) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any Offering Documents relating to Trust or the Funds, or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which they were made, not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon and in conformity with written information furnished to the Funds by MIP for use therein or for use by the Funds in preparing such documents, including but not limited to any written information contained in MIP's current registration statement on Form N-1A.

     provided, however, that in no case shall MIP be liable for indemnification hereunder with respect to any claims made against any Covered Person unless a Covered Person shall have notified MIP in writing within a reasonable time after the summons, other first legal process, notice of a federal, state or local tax deficiency, or formal initiation of a regulatory investigation or proceeding giving information of the nature of the claim shall have properly been served upon or provided to a Covered Person seeking indemnification. Without limiting the generality of the foregoing, Portfolio's indemnity to Covered Persons shall include all relevant liabilities of Covered Persons under the Securities Laws, as if the Offering Documents constitute a "prospectus" within the meaning of the 1933 Act, and MIP had registered its interests under the 1933 Act pursuant to a registration statement meeting the requirements of the 1933 Act. Failure to notify MIP of such claim shall not relieve MIP from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this Section.
     (b) MIP will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but, if MIP elects to assume the defense, such defense shall be conducted by counsel chosen by MIP. In the event MIP elects to assume the defense of any such suit and retain such counsel, each Covered Person in the suit may retain additional counsel but shall bear the fees and expenses of such counsel unless (A) MIP shall have specifically authorized the retaining of and payment of fees and expenses of such counsel or (B) the parties to such suit include any Covered Person and MIP, and any such Covered Person has been advised in a written opinion by counsel reasonably acceptable to MIP that one or more legal defenses may be available to it that may not be available to MIP, in which case MIP shall not be entitled to assume the defense of such suit notwithstanding its obligation to bear the fees and expenses of one counsel to such persons. MIP shall not be required to indemnify any Covered Person for any settlement of any such claim effected without its written consent, which consent shall not be unreasonably withheld or delayed. The indemnities set forth in paragraph (a) will be in addition to any liability that MIP might otherwise have to Covered Persons.
                                   ARTICLE IV

                              ADDITIONAL AGREEMENTS

4.1 Access to Information. Throughout the life of this Agreement, Trust and MIP shall afford each other reasonable access at all reasonable times to such party's officers, employees, agents and offices and to all relevant books and records and shall furnish each other party with all relevant financial and other data and information as such other party may reasonably request.

4.2 Confidentiality. Each party agrees that it shall hold in strict confidence all data and information obtained from another party (unless such information is or becomes readily ascertainable from public or published information or trade sources or public disclosure of such information is required by law) and shall ensure that its officers, employees and authorized representatives do not disclose such information to others without the prior written consent of the party from whom it was obtained, except if disclosure is required by the SEC, any other regulatory body, the Funds' or Portfolios' respective auditors, or in the opinion of counsel to the disclosing party such disclosure is required by law, and then only with as much prior written notice to the other parties as is practical under the circumstances. Each party hereto acknowledges that the provisions of this Section 4.2 shall not prevent Trust or MIP from filing a copy of this Agreement as an exhibit to a registration statement on Form N-1A as it relates to the Funds or Portfolios, respectively, and that such disclosure by Trust or MIP shall not require any additional consent from the other parties.

4.3 Obligations of Trust and MIP. MIP agrees that the financial obligations of Trust under this Agreement shall be binding only upon the assets of the Funds, and that except to the extent liability may be imposed under relevant Securities Laws, MIP shall not seek satisfaction of any such obligation from the officers, agents, employees, trustees or shareholders of Trust or the Funds, and in no case shall MIP or any covered person have recourse to the assets of any series of the Trust other than the Funds. Trust agrees that the financial obligations of MIP under this Agreement shall be binding only upon the assets of the Portfolios and that, except to the extent liability may be imposed under relevant Securities Laws, Trust shall not seek satisfaction of any such obligation from the officers, agents, employees, trustees or shareholders of MIP or other classes or series of MIP.

                                    ARTICLE V

                             TERMINATION, AMENDMENT

5.1 Termination. This Agreement may be terminated at any time by the mutual agreement in writing of all parties, or by any party on ninety (90) days' advance written notice to the other parties hereto; provided, however, that nothing in this Agreement shall limit Trust's right to redeem all or a portion of its units of the Portfolios in accordance with the 1940 Act and the rules thereunder. The provisions of Article III and Sections 4.2 and 4.3 shall survive any termination of this Agreement.

5.2 Amendment. This Agreement may be amended, modified or supplemented at any time in such manner as may be mutually agreed upon in writing by the parties.

                                   ARTICLE VI

                               GENERAL PROVISIONS

6.1 Expenses. All costs and expenses incurred in connection with this Agreement and the conduct of business contemplated hereby shall be paid by the party incurring such costs and expenses.

6.2 Headings. The headings and captions contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

6.3 Entire Agreement. This Agreement sets forth the entire understanding between the parties concerning the subject matter of this Agreement and incorporates or supersedes all prior negotiations and understandings. There are no covenants, promises, agreements, conditions or understandings, either oral or written, between the parties relating to the subject matter of this Agreement other than those set forth herein. This Agreement may be amended only in a writing signed by all parties.

6.4 Successors. Each and all of the provisions of this Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that neither this Agreement, nor any rights herein granted may be assigned to, transferred to or encumbered by any party, without the prior written consent of the other parties hereto.

6.5 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of California without regard to the conflicts of laws provisions thereof; provided, however, that in the event of any conflict between the 1940 Act and the laws of California, the 1940 Act shall govern.

6.6 Counterparts. This Agreement may be executed in any number of counterparts, all of which shall constitute one and the same instrument, and any party hereto may execute this Agreement by signing one or more counterparts.

6.7 Third Parties. Except as expressly provided in Article III, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, other than the parties hereto and their successors or assigns, any rights or remedies under or by reason of this Agreement.

6.8 Notices. All notices and other communications given or made pursuant hereto shall be in writing and shall be deemed to have been duly given or made when delivered in person or three days after being sent by certified or registered United States mail, return receipt requested, postage prepaid, addressed:

                  If to Trust:

                  The Diversified Investors Funds Group
                  Four Manhattanville Road
                  Purchase, NY 10577
                  Attention: Robert F. Colby

                  If to Distributor:

                  The Diversified Investors Securities Corp.
                  Four Manhattanville Road
                  Purchase, NY 10577
                  Attention: Robert F. Colby

                  If to MIP:

                  Chief Operating Officer
                  Master Investment Portfolio
                  c/o Stephens Inc.
                  111 Center Street
                  Little Rock, AR  72201

6.9 Interpretation. Any uncertainty or ambiguity existing herein shall not be interpreted against any party, but shall be interpreted according to the application of the rules of interpretation for arms' length agreements.

6.10 Operation of the Funds. Except as otherwise provided herein, this Agreement shall not limit the authority of the Funds, Trust or Distributor to take such action as they may deem appropriate or advisable in connection with all matters relating to the operation of the Funds and the sale of their shares.

6.11 Relationship of Parties; No Joint Venture, Etc. It is understood and agreed that neither Trust nor Distributor shall hold itself out as an agent of MIP with the authority to bind such party, nor shall MIP hold itself out as an agent of Trust or Distributor with the authority to bind such party.

6.12 Use of Name. Except as otherwise provided herein or required by law (e.g., in Trust's Registration Statement on Form N-1A), neither Trust, the Funds nor Distributor shall describe or refer to the name of MIP, the Portfolios or any derivation thereof, or any affiliate thereof, or to the relationship contemplated by this Agreement in any advertising or promotional materials without the prior written consent of MIP, nor shall MIP describe or refer to the name of Trust, the Funds or Distributor or any derivation thereof, or any affiliate thereof, or to the relationship contemplated by this Agreement in any advertising or promotional materials without the prior written consent of Trust, the Funds or Distributor, as the case may be. In no case shall any such consents be unreasonably withheld or delayed. In addition, the party required to give its consent shall have at least three (3) business days prior to the earlier of filing or first use, as the case may be, to review the proposed advertising or promotional materials.

IN WITNESS WHEREOF, the parties have caused this Agreement to be executed by their respective officers, thereunto duly authorized, as of the date first written above.

The Diversified Investors Funds Group
on behalf of itself and the
Diversified Institutional Stock Index Fund


By:    /s/ R.F. Colby
      -----------------------------------------------
      Name:  R.F. Colby
      Title:  Secretary

Distributor,
The Diversified Investors Securities Corp.


By:    /s/ R.F. Colby
      -----------------------------------------------
      Name:  R.F. Colby
      Title:  Vice President


MASTER INVESTMENT PORTFOLIO,
     on behalf of itself and the S&P INDEX MASTER PORTFOLIO


By:    /s/ Richard H. Blank, Jr.
      -----------------------------------------------
      Name:  Richard H. Blank, Jr.
      Title:  Chief Operating Officer

                                   SCHEDULE A

                                DIVERSIFIED FUND

                   Diversified Institutional Stock Index Fund


Approved:  [________, 2000]

                                   SCHEDULE B

                          MASTER INVESTMENT PORTFOLIOS

                       MIP S&P 500 Index Master Portfolio


Approved:  [________, 2000]

                                                               December 7, 2000

                                 AMENDMENT NO. 2
                           TO THE AMENDED AND RESTATED
                        THIRD PARTY FEEDER FUND AGREEMENT


         The Amended and Restated Third Party Feeder Fund Agreement, dated as of October 22, 1999, by and among E*TRADE Funds, E*TRADE Securities, Inc. and Master Investment Portfolio is hereby further amended as follows:

         1. Schedule A is hereby amended and substituted with the attached Schedule A.

         2.       Schedule B is hereby amended and substituted with the attached

         IN WITNESS WHEREOF, the parties hereto have caused this Amendment No. 2 to the Amended and Restated Third Party Feeder Fund Agreement to be executed by their respective officers, thereunto duly authorized, as of __________, 2000.

E*TRADE Funds
     on behalf of itself and each Fund
     set forth on Schedule A


By:  /s/ Ulla Tartsup
    ----------------------------------------
Title:  Vice President



E*TRADE Securities, Inc.


By:  /s/ Connie Dotson
    ----------------------------------------
Title:  Secretary



MASTER INVESTMENT PORTFOLIO
         on behalf of itself and each Master
         Portfolio set forth on Schedule B


By:  /s/ Richard H. Blank, Jr.
    ----------------------------------------

Title:  Chief Operating Officer

                                   SCHEDULE A
                                  E*TRADE FUNDS




                                   PORTFOLIOS

                           E*TRADE S&P 500 Index Fund
                       E*TRADE Extended Market Index Fund
                             E*TRADE Bond Index Fund
                        E*TRADE International Index Fund
                        E*TRADE Premier Money Market Fund
                         E*TRADE Russell 2000 Index Fund

                                   SCHEDULE B
                           MASTER INVESTMENT PORTFOLIO



                                   PORTFOLIOS

                         S&P 500 Index Master Portfolio
                         Extended Index Master Portfolio
                           Bond Index Master Portfolio
                      International Index Master Portfolio
                          Money Market Master Portfolio
                       Russell 2000 Index Master Portfolio

                             THIRD PARTY FEEDER FUND

                                    AGREEMENT

                                      AMONG

                               Atlas Assets, Inc.

                                     Atlas Securities, Inc.

                                       AND

                           MASTER INVESTMENT PORTFOLIO



                                   dated as of

                                 August 15, 2000


TABLE OF CONTENTS


ARTICLE I.         REPRESENTATIONS AND WARRANTIES..................................................................
         1.1       Company.........................................................................................
         1.2       MIP.............................................................................................
         1.3       Distributor.....................................................................................

ARTICLE II.        COVENANTS.......................................................................................
         2.1       Company.........................................................................................
         2.2       MIP.............................................................................................
         2.3       Reasonable Actions..............................................................................

ARTICLE III.       INDEMNIFICATION.................................................................................
         3.1       Company.........................................................................................
         3.2       Distributor.....................................................................................
         3.3       MIP.............................................................................................

ARTICLE IV.        ADDITIONAL AGREEMENTS...........................................................................
         4.1       Access to Information...........................................................................
         4.2       Confidentiality.................................................................................
         4.3       Obligations of  Company and MIP ................................................................

ARTICLE V.         TERMINATION, AMENDMENT..........................................................................
         5.1       Termination.....................................................................................
         5.2       Amendment.......................................................................................

ARTICLE VI.        GENERAL PROVISIONS..............................................................................
         6.1       Expenses........................................................................................
         6.2       Headings........................................................................................
         6.3       Entire Agreement................................................................................
         6.4       Successors......................................................................................
         6.5       Governing Law...................................................................................
         6.6       Counterparts....................................................................................
         6.7       Third Parties...................................................................................
         6.8       Notices.........................................................................................
         6.9       Interpretation..................................................................................
         6.10      Operation of the Fund...........................................................................
         6.11      Relationship of Parties; No Joint Venture, Etc. ................................................
         6.12      Use of Name.....................................................................................

Signatures
Schedule A
Schedule B

                                        1



                                    AGREEMENT

THIS AGREEMENT (the "Agreement") is made and entered into as of the 15th day of August, 2000, by and among Atlas Assets, Inc., a Maryland Corporation (the " Company"), for itself and on behalf of its series set forth on Schedule A, (each, a Fund and collectively, the "Funds") Atlas Securities, Inc.(the
"Distributor"), a California corporation, and Master Investment Portfolio ("MIP"), a Delaware business trust, for itself and on behalf of its series set forth on Schedule B (each, a "Portfolio" and collectively, the "Portfolios").

                                   WITNESSETH

WHEREAS, Company and MIP are each registered under the Investment Company Act of 1940 (the "1940 Act") as open-end management investment companies;

WHEREAS, each Fund and its corresponding Portfolio have the same investment objective and substantially the same investment policies;

WHEREAS, each Fund desires to invest on an ongoing basis all or substantially all of its investable assets (the "Assets") in exchange for a beneficial interest in the corresponding Portfolio (the "Investment") on the terms and conditions set forth in this Agreement;

NOW, THEREFORE, in consideration of the foregoing, the mutual promises made herein and other good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties agree as follows:

                                    ARTICLE I

                         REPRESENTATIONS AND WARRANTIES

1.1      Company.  Company represents and warrants to MIP that:

     (a) Organization. Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, and the Funds are duly and validly designated series of Company. Company and each Fund has the requisite power and authority to own its property and conduct its business as proposed to be conducted pursuant to this Agreement.
     (b) Authorization of Agreement. The execution and delivery of this Agreement by Company on behalf of the Funds and the conduct of business contemplated hereby have been duly authorized by all necessary action on the part of Company's Board of Directors and no other action or proceeding is necessary for the execution and delivery of this Agreement by Funds, or the performance by Funds of their obligations hereunder. This Agreement when executed and delivered by Company on behalf of the Funds shall constitute a legal, valid and binding obligation of Company, enforceable against the Funds in accordance with its terms. No meeting of, or consent by, shareholders of the Funds is necessary to approve or implement the Investments.
     (c) 1940 Act Registration. Company is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company, and such registration is in full force and effect.
     (d) SEC Filings. Company has duly filed all forms, reports, proxy statements and other documents (collectively, the "SEC Filings") required to be filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act, and the rules and regulations thereunder, (collectively, the "Securities Laws") in connection with the registration  of the Funds'  shares,  any meetings of its  shareholders  and its registration as an investment company. All SEC Filings relating to the Funds were prepared to comply in all material respects in accordance with the requirements of the applicable Securities Laws and do not to the best knowledge of the Company, as of the date of this Agreement, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading, provided that Company makes no representation or warranty hereunder with respect to information supplied by MIP or any service provider of MIP for use in Company SEC filings, including but not limited to any written information contained in MIP's current registration statement relating to the Portfolios.
     (e) Fund Assets. Each Fund currently intends on an ongoing basis to invest its Assets solely in the corresponding Portfolio, although it reserves the right to invest Assets in other securities and other assets and/or to redeem any or all units of the Portfolio at any time without notice.
     (f) Registration Statement. Company has reviewed MIP's and the Portfolios' most recent registration statement on Form N-lA, as filed with the SEC.
     (g) Insurance. Company has in force an errors and omissions liability insurance policy insuring the Funds against loss up to $1.5 million for negligence or wrongful acts.
1.2      MIP.  MIP represents and warrants to  Company that:
         ---

     (a) Organization. MIP is a trust duly organized, validly existing and in good standing under the laws of the State of Delaware and the Portfolios are duly and validly designated series of MIP. MIP and each Portfolio has the requisite power and authority to own its property and conduct its business as now being conducted and as proposed to be conducted pursuant to this Agreement.
     (b) Authorization of Agreement. The execution and delivery of this Agreement by MIP on behalf of the Portfolios and the conduct of business contemplated hereby have been duly authorized by all necessary action on the part of MIP's Board of Trustees and no other action or proceeding is necessary for the execution and delivery of this Agreement by the Portfolios, or the performance by the Portfolios of their obligations hereunder and the consummation by the Portfolios of the transactions contemplated hereby. This Agreement when executed and delivered by MIP on behalf of the Portfolios shall constitute a legal, valid and binding obligation of MIP and the Portfolios, enforceable against MIP and the Portfolios in accordance with its terms. No meeting of, or consent by, interestholders of the Portfolios is necessary to approve the issuance of the Interests (as defined below) to the Funds.
     (c) Issuance of Beneficial Interest. The issuance by MIP of beneficial interests in the Portfolios ("Interests") in exchange for the Investments by the corresponding Funds of their Assets has been duly authorized by all necessary action on the part of the Board of Trustees of MIP. When issued in accordance with the terms of this Agreement, the Interests will be validly issued, fully paid and non-assessable.
     (d) 1940 Act Registration. MIP is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.
     (e) SEC Filings; Securities Exemptions. MIP has duly filed all SEC Filings, as defined herein, relating to the Portfolios required to be filed with the SEC under the Securities Laws. Interests in Portfolios are not required to be registered under the 1933 Act, because such Interests are offered solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. In addition, Interests in the Portfolios are either noticed or qualified for sale or exempt from notice or qualification requirements under applicable securities laws in those states and other jurisdictions in which Interests are offered and sold. All SEC Filings relating to the Portfolios comply in all material respects with the requirements of the applicable Securities Laws and do not to the best knowledge of the Portfolios, as of the date of this Agreement, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading.
     (f) Tax Status. Each Portfolio is taxable as a partnership for federal income tax purposes under the Internal Revenue Code of 1986, as amended
(the "Code").
     (g) Taxable and Fiscal Year. The taxable and fiscal year end of each Portfolio is December 31st.
     (h) Insurance. MIP has in force an errors and omissions liability insurance policy insuring the Portfolios against loss up to $5 million for negligence and wrongful acts. 1.3 Distributor.......Distributor  represents and warrants to MIP that the execution and delivery of this Agreement by Distributor have been duly authorized by all necessary action on the part of Distributor and no other action or proceeding is necessary for the execution and delivery of this Agreement by Distributor, or the performance by Distributor of its obligations hereunder. This Agreement when executed and delivered by Distributor shall constitute a legal, valid and binding obligation of Distributor, enforceable against Distributor in accordance with its terms.

                                   ARTICLE II

                                    COVENANTS

2.1       Company.   Company covenants that:
         --------

     (a) Advance Review of Certain Documents. Company will furnish MIP, at least ten (10) business days prior to the earlier of filing or first use, with drafts of the Funds' registration statement on Form N-lA and any amendments thereto, and also will furnish MIP, at least five (5) business days prior to the earlier of filing or first use, with drafts of any prospectus or statement of additional information supplements. In addition, Company will furnish or will cause to be furnished to MIP at least three (3) business days prior to the earlier of filing or first use, as the case may be, any proposed advertising or sales literature that contains language that describes or refers to MIP or the Portfolios and that was not previously approved by MIP. Company agrees that it will include in all such Fund documents any disclosures that may be required by law, and that it will incorporate in all such Fund documents any material and reasonable comments made by MIP. MIP will not, however, in any way be liable to Company for any errors or omissions in such documents, whether or not MIP makes any objection thereto, except to the extent such errors or omissions result from information provided in the Portfolios' 1940 Act registration statement or otherwise provided by MIP for inclusion therein. In addition, neither the Funds nor Distributor will make any other written or oral representations about MIP or the Portfolios other than those contained in such documents without MIP's prior written consent.
     (b) SEC and Blue Sky Filings. Company will file all SEC Filings required to be filed with the SEC under the Securities Laws in connection with the registration of the Funds' shares, any meetings of its shareholders, and its registration as a series of an investment company. Company will file such similar or other documents as may be required to be filed with any securities commission or similar authority by the laws or regulations of any state, territory or possession of the United States, including the District of Columbia, in which shares of the Funds are or will be noticed for sale ("State Filings"). The Funds' SEC Filings will be prepared in all material respects in accordance with the requirements of the applicable Securities Laws, and, insofar as they relate to information other than that supplied or required to be supplied by MIP, will not to the best knowledge of the Company, at the time they are filed or used to offer the Funds shares, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading. The Funds' State Filings will be prepared in accordance with the requirements of applicable state and federal law and the rules and regulations thereunder.
     (c) 1940 Act Registration. Company will be duly registered as an open-end management investment company under the 1940 Act.
     (d) Tax Status. The Funds will qualify for treatment as regulated investment companies under Subchapter M of the Code for any taxable year during which this Agreement continues in effect, except to the extent that a failure to so qualify may result from any action or omission of the corresponding portfolio or MIP.
     (e) Fiscal Year. Each Fund shall take appropriate action to adopt and maintain the same fiscal year end as the corresponding Portfolio (currently December 31st).
     (f) Proxy Voting. If requested to vote on matters pertaining to MIP or a Portfolio, a Fund will either seek instructions from its shareholders with regard to the voting of all proxies with respect to Portfolio's securities and vote such proxies only in accordance with such instructions, or vote the shares held by it in the same proportion as the vote of all other holders of Portfolio's securities; provided that the Fund will not be obligated to take such action if and to the extent the Fund obtains an exemption from Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.
     (g) Compliance with Laws. Company shall use its reasonable best efforts to comply, in all material respects, with all applicable laws, rules and regulations in connection with conducting its operations as a registered investment company.
2.2      MIP.  MIP covenants that:
         ---

     (a) Signature Pages. MIP shall promptly provide all required signature pages to Company for inclusion in any SEC Filings of Company, provided Company is in material compliance with its covenants and other obligations under this Agreement at the time such signature pages are provided and included in the SEC Filing. Company and Distributor acknowledge and agree that the provision of such signature pages does not constitute a representation by MIP, its Trustees or Officers, that such SEC Filing complies with the requirements of the applicable Securities Laws, or that such SEC Filing does not contain any untrue statement of a material fact or does not omit to the state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading, except with respect to information provided by MIP for inclusion in such SEC Filing or for use by Company in preparing such filing, which shall in any event include any written information obtained from MIP's current registration statement on Form N-1A.
     (b) Redemptions. Except as otherwise provided in this Section 2.2(b), redemptions of interests owned by a Fund will be effected in cash pursuant to
Section 2.2(c). In the event a Fund desires to withdraw its entire Investment from a corresponding Portfolio, either by submitting a redemption request or by terminating this agreement in accordance with Section 5.1 hereof, Portfolio, at its sole discretion, and in accordance with the 1940 Act and the rules and regulations thereunder, may effect such redemption "in kind" and in such manner that the securities delivered to Fund or its custodian approximate the Fund's proportionate share of Portfolio's net assets immediately prior to such redemption. In addition, in the event a Fund makes a redemption (or series of redemptions over any three consecutive business days) of an amount that exceeds 10% of Portfolio's net asset value, Portfolio, at its sole discretion, and in accordance with the 1940 Act and the rules and regulations thereunder, may effect such redemption "in kind" and in such manner that the securities delivered to the Fund or its custodian approximate the Fund's proportionate share of Portfolio's net assets immediately prior to such redemption. Each Portfolio will use its best efforts to settle redemptions on the business day following the receipt of a redemption request by a Fund and if such next business day settlement is not practicable, will immediately notify the Fund regarding the anticipated settlement date, which shall in all events be a date permitted under the 1940 Act.
     (c) Ordinary Course Redemptions. Each Portfolio will effect its redemptions in accordance with the provisions of the 1940 Act and the rules and regulations thereunder. Except as described in Section 2.2(b), all redemptions will be effected in cash at the next determined net asset value after the redemption request is received in proper form. Each Portfolio will use its best efforts to settle redemptions on the business day following the receipt of a redemption request by a Fund and if such next business day settlement is not practicable, will immediately notify the Fund regarding the anticipated settlement date, which shall in all events be a date permitted under the 1940 Act.
     (d) SEC Filings. MIP will file all SEC Filings required to be filed with the SEC under the Securities Laws in connection with any meetings of the Portfolios' investors and its registration as an investment company and will provide copies of all such definitive filings to Company. The Portfolios' SEC Filings will comply in all material respects with the requirements of the applicable Securities Laws, and will not to the best knowledge of the Portfolios, at the time they are filed or used, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading.
     (e) 1940 Act Registration. MIP will remain duly registered as an open-end management investment company under the 1940 Act.
     (f) Tax Status. Based upon applicable IRS interpretations and rulings and Treasury Regulations, each Portfolio will continue to be treated as a partnership for federal income tax purposes. Each Portfolio will continue to satisfy (i) the income test imposed on regulated investment companies under Section 851(b)(2) of the Code and (ii) the asset test imposed on regulated investment companies under Section 851(b)(3) of the Code as if such Sections applied to it for so long as this Agreement continues in effect. MIP agrees to forward to Company prior to the Funds' initial Investment a copy of its opinion of counsel or private letter ruling relating to the tax status of the Portfolios and agrees that Company and the Funds may rely upon such opinion or ruling during the term of this Agreement.
     (g) Securities Exemptions. Interests in the Portfolios have been and will continue to be offered and sold solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act or require registration or notification under any state law.
     (h) Advance Notice of Certain Changes. MIP shall provide Company with at least one hundred twenty (120) days' advance notice, or such lesser time as may be agreed to by the parties, of any change in a Portfolio's investment objective, and at least sixty (60) days' advance notice, or if MIP has knowledge or should have knowledge that one of the following changes is likely to occur more than sixty (60) days in advance of such event, notice shall be provided as soon as reasonably possible after MIP obtains or should have obtained such knowledge, of any material change in a Portfolio's investment policies or activities, any material increase in a Portfolio's fees or expenses, or any change in a Portfolio's fiscal year or time for calculating net asset value for purposes of Rule 22c-1.
     (i) Compliance with Laws. MIP shall comply, in all material respects, with all applicable laws, rules and regulations in connection with conducting its operations as a registered investment company. 2.3 Reasonable Actions. Each party covenants that it will, subject to the provisions of this Agreement, from time to time, as and when requested by another party or in its own discretion, as the case may be, execute and deliver or cause to be executed and delivered all such documents, assignments and other instruments, take or cause to be taken such actions, and do or cause to be done all things reasonably necessary, proper or advisable in order to conduct the business contemplated by this Agreement and to carry out its intent and purpose.

                                   ARTICLE III

                                 INDEMNIFICATION

3.1       Company
         ---------

     (a) Company agrees to indemnify and hold harmless MIP, the Portfolios and the Portfolios' investment adviser, and any director/trustee, officer, employee or agent of MIP, the Portfolio or Portfolios' investment adviser (in this Section, each, a "Covered Person" and collectively, "Covered Persons"), against any and all losses, claims, demands, damages, liabilities or expenses (including, with respect to each Covered Person, the reasonable cost of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith, except as provided in subparagraph (b)) ("Losses"), that:
              (i) arise out of or are based upon any violation or alleged violation of tax treatment any of the Securities Laws, or any other applicable statute, rule, regulation or common law, or are incurred in connection with or as a result of any formal or informal administrative proceeding or investigation by a regulatory agency, insofar as such violation or alleged violation, proceeding or investigation arises out of or is based upon any direct or indirect omission or commission (or alleged omission or commission) by Company or by any of its trustees/directors, officers, employees or agents, but only insofar as such omissions or commissions relate to the Funds; or

              (ii)arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any advertising or sales literature, prospectus, registration statement, or any other SEC Filing relating to the Funds, or any amendments or supplements to the foregoing (in this Section, collectively "Offering Documents"), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which they were made, not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was not made in the Offering Documents in reliance upon and in conformity with MIP's registration statement on Form N-1A and other written information furnished by MIP to the Funds or by any service provider of MIP for use therein or for use by the Funds in preparing such documents, including but not limited to any written information contained in MIP's current registration statement on Form N-1A;

     provided,   however,   that  in  no  case  shall   Company  be  liable  for
indemnification hereunder with respect to any claims made against any Covered Person unless a Covered Person shall have notified Company in writing within a reasonable time after the summons, other first legal process, notice of a federal, state or local tax deficiency, or formal initiation of a regulatory investigation or proceeding giving information of the nature of the claim shall have properly been served upon or provided to a Covered Person seeking indemnification. Failure to notify Company of such claim shall not relieve Company from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this Section.
     (b) Company will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if Company elects to assume the defense, such defense shall be conducted by counsel chosen by Company. In the event Company elect(s) to assume the defense of any such suit and retain such counsel, each Covered Person in the suit may retain additional counsel but shall bear the fees and expenses of such counsel unless (A) Company shall have specifically authorized the retaining of and payment of fees and expenses of such counsel or
(B) the parties to such suit include any Covered Person and Company , and any such Covered Person has been advised in a written opinion by counsel reasonably acceptable to Company that one or more legal defenses may be available to it that may not be available toCompany in which case Company shall not be entitled to assume the defense of such suit notwithstanding its obligation to bear the fees and expenses of one counsel to all such persons. Company shall not be required to indemnify any Covered Person for any settlement of any such claim effected without its written consent, which consent shall not be unreasonably withheld or delayed. The indemnities set forth in paragraph (a) will be in addition to any liability that Company might otherwise have to Covered Persons.
3.2      Distributor

     (a) Distributor agrees to indemnify and hold harmless MIP, the Portfolios and the Portfolios' investment adviser, and any director/trustee, officer, employee or agent of MIP, the Portfolios or Portfolios' investment adviser (in this Section, each, a "Covered Person" and collectively, "Covered Persons"), against any and all losses, claims, demands, damages, liabilities or expenses (including, with respect to each Covered Person, the reasonable cost of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith, except as provided in subparagraph (b)) ("Losses"), that:
              (i) arise out of or are based upon any violation or alleged violation of any of the Securities Laws, or any other applicable statute, rule, regulation or common law, or are incurred in connection with or as a result of any formal or informal administrative proceeding or investigation by a regulatory agency, insofar as such violation or alleged violation, proceeding or investigation arises out of or is based upon any direct or indirect omission or commission (or alleged omission or commission) by Company or Distributor or by any of its or their trustees/directors, officers, employees or agents, but only insofar as such omissions or commissions relate to the Funds; or

              (ii)arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any advertising or sales literature, prospectus, registration statement, or any other SEC Filing relating to the Funds, or any amendments or supplements to the foregoing (in this Section, collectively "Offering Documents"), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which they were made, not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was not made in the Offering Documents in reliance upon and in conformity with MIP's registration statement on Form N-1A and other written information furnished by MIP to the Funds or by any service provider of MIP for use therein or for use by the Funds in preparing such documents, including but not limited to any written information contained in MIP's current registration statement on Form N-1A;

     provided, however, that in no case shall Distributor be liable for Losses to the extent Company pays the amount of such Losses to the Covered Person under
Section 3.1(a) hereof, nor shall Distributor be liable for indemnification hereunder with respect to any claims made against any Covered Person unless a Covered Person shall have notified Distributor in writing within a reasonable time after the summons, other first legal process, notice of a federal, state or local tax deficiency, or formal initiation of a regulatory investigation or proceeding giving information of the nature of the claim shall have properly been served upon or provided to a Covered Person seeking indemnification. Failure to notify Distributor of such claim shall not relieve Distributor from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this Section.
     (b) Distributor will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if Distributor elects to assume the defense, such defense shall be conducted by counsel chosen by Distributor. In the event Distributor elects to assume the defense of any such suit and retain such counsel, each Covered Person in the suit may retain additional counsel but shall bear the fees and expenses of such counsel unless (A) Distributor shall have specifically authorized the retaining of and payment of fees and expenses of such counsel or (B) the parties to such suit include any Covered Person and Distributor, and any such Covered Person has been advised in a written opinion by counsel reasonably acceptable to Distributor that one or more legal defenses may be available to it that may not be available to Distributor, in which case Distributor shall not be entitled to assume the defense of such suit notwithstanding its obligation to bear the fees and expenses of one counsel to all such persons. Distributor shall not be required to indemnify any Covered Person for any settlement of any such claim effected without its written consent, which consent shall not be unreasonably withheld or delayed. The indemnities set forth in paragraph (a) will be in addition to any liability that Distributor might otherwise have to Covered Persons.
3.3      MIP.
         ---

     (a) MIP agrees to indemnify and hold harmless Company , the Funds, Distributor, and any affiliate providing services to Company and/or the Funds, and any trustee/director, officer, employee or agent of any of them (in this Section, each, a "Covered Person" and collectively, "Covered Persons"), against any and all losses, claims, demands, damages, liabilities or expenses (including, with respect to each Covered Person, the reasonable cost of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith, except as provided in subparagraph (b)) ("Losses"), that:
              (i) arise out of or are based upon any violation or alleged violation of any of the Securities Laws, or any other applicable statute, rule, regulation or common law or are incurred in connection with or as a result of any formal or informal administrative proceeding or investigation by a regulatory agency, insofar as such violation or alleged violation, proceeding or investigation arises out of or is based upon any direct or indirect omission or commission (or alleged omission or commission) by MIP, or any of its trustees, officers, employees or agents; or

              (ii)arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any advertising or sales literature, or any other SEC Filing relating to the Portfolios, or any amendments to the foregoing (in this Section, collectively, the "Offering Documents") relating to the Portfolios, or arise out of or are based upon the omission or alleged omission to state therein, a material fact required to be stated therein, or necessary to make the statements therein in light of the circumstances under which they were made, not misleading; or

              (iii) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any Offering Documents relating to Company or the Funds, or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which they were made, not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon and in conformity with written information furnished to the Funds by MIP for use therein or for use by the Funds in preparing such documents, including but not limited to any written information contained in MIP's current registration statement on Form N-1A.

     provided, however, that in no case shall MIP be liable for indemnification hereunder with respect to any claims made against any Covered Person unless a Covered Person shall have notified MIP in writing within a reasonable time after the summons, other first legal process, notice of a federal, state or local tax deficiency, or formal initiation of a regulatory investigation or proceeding giving information of the nature of the claim shall have properly been served upon or provided to a Covered Person seeking indemnification. Without limiting the generality of the foregoing, Portfolio's indemnity to Covered Persons shall include all relevant liabilities of Covered Persons under the Securities Laws, as if the Offering Documents constitute a "prospectus" within the meaning of the 1933 Act, and MIP had registered its interests under the 1933 Act pursuant to a registration statement meeting the requirements of the 1933 Act. Failure to notify MIP of such claim shall not relieve MIP from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this Section.
     (b) MIP will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but, if MIP elects to assume the defense, such defense shall be conducted by counsel chosen by MIP. In the event MIP elects to assume the defense of any such suit and retain such counsel, each Covered Person in the suit may retain additional counsel but shall bear the fees and expenses of such counsel unless (A) MIP shall have specifically authorized the retaining of and payment of fees and expenses of such counsel or (B) the parties to such suit include any Covered Person and MIP, and any such Covered Person has been advised in a written opinion by counsel reasonably acceptable to MIP that one or more legal defenses may be available to it that may not be available to MIP, in which case MIP shall not be entitled to assume the defense of such suit notwithstanding its obligation to bear the fees and expenses of one counsel to such persons. MIP shall not be required to indemnify any Covered Person for any settlement of any such claim effected without its written consent, which consent shall not be unreasonably withheld or delayed. The indemnities set forth in paragraph (a) will be in addition to any liability that MIP might otherwise have to Covered Persons.
                                   ARTICLE IV

                              ADDITIONAL AGREEMENTS

4.1 Access to Information. Throughout the life of this Agreement, Company and MIP shall afford each other reasonable access at all reasonable times to such party's officers, employees, agents and offices and to all relevant books and records and shall furnish each other party with all relevant financial and other data and information as such other party may reasonably request.

4.2 Confidentiality. Each party agrees that it shall hold in strict confidence all data and information obtained from another party (unless such information is or becomes readily ascertainable from public or published information or trade sources or public disclosure of such information is required by law) and shall ensure that its officers, employees and authorized representatives do not disclose such information to others without the prior written consent of the party from whom it was obtained, except if disclosure is required by the SEC, any other regulatory body, the Funds' or Portfolios' respective auditors, or in the opinion of counsel to the disclosing party such disclosure is required by law, and then only with as much prior written notice to the other parties as is practical under the circumstances. Each party hereto acknowledges that the provisions of this Section 4.2 shall not prevent Company or MIP from filing a copy of this Agreement as an exhibit to a registration statement on Form N-1A as it relates to the Funds or Portfolios, respectively, and that such disclosure by Company or MIP shall not require any additional consent from the other parties.

4.3 Obligations of Company and MIP. MIP agrees that the financial obligations of Company under this Agreement shall be binding only upon the assets of the Funds, and that except to the extent liability may be imposed under relevant Securities Laws, MIP shall not seek satisfaction of any such obligation from the officers, agents, employees, trustees or shareholders of Company or the Funds, and in no case shall MIP or any covered person have recourse to the assets of any series of the Company other than the Funds. Company agrees that the financial obligations of MIP under this Agreement shall be binding only upon the assets of the Portfolios and that, except to the extent liability may be imposed under relevant Securities Laws, Company shall not seek satisfaction of any such obligation from the officers, agents, employees, trustees or shareholders of MIP or other classes or series of MIP.

                                    ARTICLE V

                             TERMINATION, AMENDMENT

5.1 Termination. This Agreement may be terminated at any time by the mutual agreement in writing of all parties, or by any party on ninety (90) days' advance written notice to the other parties hereto; provided, however, that nothing in this Agreement shall limit Company's right to redeem all or a portion of its units of the Portfolios in accordance with the 1940 Act and the rules thereunder. The provisions of Article III and Sections 4.2 and 4.3 shall survive any termination of this Agreement.

5.2 Amendment. This Agreement may be amended, modified or supplemented at any time in such manner as may be mutually agreed upon in writing by the parties.

                                   ARTICLE VI

                               GENERAL PROVISIONS

6.1 Expenses. All costs and expenses incurred in connection with this Agreement and the conduct of business contemplated hereby shall be paid by the party incurring such costs and expenses.

6.2 Headings. The headings and captions contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

6.3 Entire Agreement. This Agreement sets forth the entire understanding between the parties concerning the subject matter of this Agreement and incorporates or supersedes all prior negotiations and understandings. There are no covenants, promises, agreements, conditions or understandings, either oral or written, between the parties relating to the subject matter of this Agreement other than those set forth herein. This Agreement may be amended only in a writing signed by all parties.

6.4 Successors. Each and all of the provisions of this Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that neither this Agreement, nor any rights herein granted may be assigned to, transferred to or encumbered by any party, without the prior written consent of the other parties hereto.

6.5 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of California without regard to the conflicts of laws provisions thereof; provided, however, that in the event of any conflict between the 1940 Act and the laws of California, the 1940 Act shall govern.

6.6 Counterparts. This Agreement may be executed in any number of counterparts, all of which shall constitute one and the same instrument, and any party hereto may execute this Agreement by signing one or more counterparts.

6.7 Third Parties. Except as expressly provided in Article III, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, other than the parties hereto and their successors or assigns, any rights or remedies under or by reason of this Agreement.

6.8 Notices. All notices and other communications given or made pursuant hereto shall be in writing and shall be deemed to have been duly given or made when delivered in person or three days after being sent by certified or registered United States mail, return receipt requested, postage prepaid, addressed:

                  If to  Company :
                  Chief Operating Officer
                  Atlas Assets, Inc.
                  794 Davis Street
                  San Leandro, CA  94577

                  If to Distributor:

                  Chief Operating Officer
                  Atlas Securities, Inc.
                  794 Davis Street
                  San Leandro, CA  94577

                  If to MIP:

                  Chief Operating Officer
                  Master Investment Portfolio
                  c/o Stephens Inc.
                  111 Center Street
                  Little Rock, AR  72201

6.9 Interpretation. Any uncertainty or ambiguity existing herein shall not be interpreted against any party, but shall be interpreted according to the application of the rules of interpretation for arms' length agreements.

6.10 Operation of the Funds. Except as otherwise provided herein, this Agreement shall not limit the authority of the Funds, Company or Distributor to take such action as they may deem appropriate or advisable in connection with all matters relating to the operation of the Funds and the sale of their shares.

6.11 Relationship of Parties; No Joint Venture, Etc. It is understood and agreed that neither Company nor Distributor shall hold itself out as an agent of MIP with the authority to bind such party, nor shall MIP hold itself out as an agent of Company or Distributor with the authority to bind such party.

6.12 Use of Name. Except as otherwise provided herein or required by law (e.g., in Company's Registration Statement on Form N-1A), neither Company , the Funds nor Distributor shall describe or refer to the name of MIP, the Portfolios or any derivation thereof, or any affiliate thereof, or to the relationship contemplated by this Agreement in any advertising or promotional materials without the prior written consent of MIP, nor shall MIP describe or refer to the name of Company , the Funds or Distributor or any derivation thereof, or any affiliate thereof, or to the relationship contemplated by this Agreement in any advertising or promotional materials without the prior written consent of Company , the Funds or Distributor, as the case may be. In no case shall any such consents be unreasonably withheld or delayed. In addition, the party required to give its consent shall have at least three (3) business days prior to the earlier of filing or first use, as the case may be, to review the proposed advertising or promotional materials.

IN WITNESS WHEREOF, the parties have caused this Agreement to be executed by their respective officers, thereunto duly authorized, as of the date first written above.

Atlas Assets, Inc.
on behalf of itself and the
Atlas S&P 500 Index Fund


By:   /s/ Larry E. Case
      -----------------------------------------------
      Name: Larry E. LaCasse
      Title:  Group Senior Vice President,
                  Chief Operating Officer


Distributor


By:   /s/ Larry E. Case
      -----------------------------------------------
      Name: Larry E. LaCasse
      Title:  Group Senior Vice President,
                  Chief Operating Officer

MASTER INVESTMENT PORTFOLIO,
     on behalf of itself and each Master Portfolio listed in Appendix B


By:   /s/ Richard H. Blank, Jr.
      -----------------------------------------------
      Name: Richard H. Blank, Jr.
      Title: Chief Operating Officer

                                   SCHEDULE A

                                   Atlas Funds

                           Atlas S & P 500 Index Fund



Approved:  August 15, 2000

                                   SCHEDULE B

                           MASTER INVESTMENT PORTFOLIO

                         S&P 500 Index Master Portfolio


Approved:  August 15, 2000

                             THIRD PARTY FEEDER FUND

                                    AGREEMENT

                                      AMONG

                                   BB&T FUNDS,

                     BISYS FUND SERVICES LIMITED PARTNERSHIP

                                       AND

                           MASTER INVESTMENT PORTFOLIO



                                   dated as of

                                September 6, 2000


TABLE OF CONTENTS


ARTICLE I.         REPRESENTATIONS AND WARRANTIES.................................................................1
         1.1       Trust..........................................................................................1
         1.2       MIP............................................................................................2
         1.3       Distributor....................................................................................3

ARTICLE II.        COVENANTS......................................................................................4
         2.1       Trust..........................................................................................4
         2.2       MIP............................................................................................5
         2.3       Reasonable Actions.............................................................................7

ARTICLE III.       INDEMNIFICATION................................................................................7
         3.1       Trust..........................................................................................7
         3.2       Distributor....................................................................................8
         3.3       MIP...........................................................................................10

ARTICLE IV.        ADDITIONAL AGREEMENTS.........................................................................11
         4.1       Access to Information.........................................................................11
         4.2       Confidentiality...............................................................................12
         4.3       Obligations of Trust and MIP .................................................................12

ARTICLE V.         TERMINATION, AMENDMENT........................................................................12
         5.1       Termination...................................................................................12
         5.2       Amendment.....................................................................................12

ARTICLE VI.        GENERAL PROVISIONS............................................................................13
         6.1       Expenses......................................................................................13
         6.2       Headings......................................................................................13
         6.3       Entire Agreement..............................................................................13
         6.4       Successors....................................................................................13
         6.5       Governing Law.................................................................................13
         6.6       Counterparts..................................................................................13
         6.7       Third Parties.................................................................................13
         6.8       Notices.......................................................................................13
         6.9       Interpretation................................................................................14
         6.10      Operation of the Fund.........................................................................14
         6.11      Relationship of Parties; No Joint Venture, Etc. ..............................................14
         6.12      Use of Name...................................................................................14

Signatures
Schedule A
Schedule B

                                    AGREEMENT

THIS AGREEMENT (the "Agreement") is made and entered into as of the 6th day of September, 2000, by and among BB&T Funds, a Massachusetts business trust (the "Trust"), for itself and on behalf of its series set forth on Schedule A, (each, a "Fund"), BISYS Fund Services Limited Partnership (the "Distributor"), an Ohio limited partnership, and Master Investment Portfolio ("MIP"), a Delaware business trust, for itself and on behalf of its series set forth on Schedule B (each, a "Portfolio" and collectively, the "Portfolios").

                                   WITNESSETH

WHEREAS, Trust and MIP are each registered under the Investment Company Act of 1940 (the "1940 Act") as open-end management investment companies;

WHEREAS, each Fund and its corresponding Portfolio have the same investment objective and substantially the same investment policies;

WHEREAS, each Fund desires to invest on an ongoing basis all or substantially all of its investable assets (the "Assets") in exchange for a beneficial interest in the corresponding Portfolio (the "Investment") on the terms and conditions set forth in this Agreement;

NOW, THEREFORE, in consideration of the foregoing, the mutual promises made herein and other good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties agree as follows:

                                    ARTICLE I

                         REPRESENTATIONS AND WARRANTIES

1.1      Trust.  Trust represents and warrants to MIP that:
         -----

     (a)  Organization.  Trust  is a  business  trust  duly  organized,  validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Funds are duly and validly designated series of Trust. Trust and each Fund has the requisite power and authority to own its property and conduct its business as proposed to be conducted pursuant to this Agreement.
     (b) Authorization of Agreement. The execution and delivery of this Agreement by Trust on behalf of the Funds and the conduct of business contemplated hereby have been duly authorized by all necessary action on the part of Trust's Board of Trustees and no other action or proceeding is necessary for the execution and delivery of this Agreement by Funds, or the performance by Funds of their obligations hereunder. This Agreement when executed and delivered by Trust on behalf of the Funds shall constitute a legal, valid and binding obligation of Trust, enforceable against the Funds in accordance with its terms. No meeting of, or consent by, shareholders of the Funds is necessary to approve or implement the Investments.
     (c) 1940 Act Registration. Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company, and such registration is in full force and effect.
     (d) SEC Filings. Trust has duly filed all forms, reports, proxy statements and other documents (collectively, the "SEC Filings") required to be filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act, and the rules and regulations thereunder, (collectively, the "Securities Laws") in connection with the registration of the Funds' shares, any meetings of its shareholders and its registration as an investment company. All SEC Filings relating to the Funds were prepared to comply in all material respects in accordance with the requirements of the applicable Securities Laws and do not, as of the date of this Agreement, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading, provided that Trust makes no representation or warranty hereunder with respect to information supplied by MIP or any service provider of MIP for use in Trust's SEC filings, including but not limited to any written information contained in MIP's current registration statement relating to the Portfolios.
     (e) Fund Assets. Each Fund currently intends on an ongoing basis to invest its Assets solely in the corresponding Portfolio, although it reserves the right to invest Assets in other securities and other assets and/or to redeem any or all units of the Portfolio at any time without notice.
     (f) Registration Statement. Trust has reviewed MIP's and the Portfolios' most recent registration statement on Form N-lA, as filed with the SEC.
     (g) Insurance. Trust has in force an errors and omissions liability insurance policy insuring the Funds against loss up to $ 5 million for negligence or wrongful acts.

1.2      MIP.  MIP represents and warrants to Trust that:
         ---

     (a) Organization. MIP is a trust duly organized, validly existing and in good standing under the laws of the State of Delaware and the Portfolios are duly and validly designated series of MIP. MIP and each Portfolio has the requisite power and authority to own its property and conduct its business as now being conducted and as proposed to be conducted pursuant to this Agreement.
     (b) Authorization of Agreement. The execution and delivery of this Agreement by MIP on behalf of the Portfolios and the conduct of business contemplated hereby have been duly authorized by all necessary action on the part of MIP's Board of Trustees and no other action or proceeding is necessary for the execution and delivery of this Agreement by the Portfolios, or the performance by the Portfolios of their obligations hereunder and the consummation by the Portfolios of the transactions contemplated hereby. This Agreement when executed and delivered by MIP on behalf of the Portfolios shall constitute a legal, valid and binding obligation of MIP and the Portfolios, enforceable against MIP and the Portfolios in accordance with its terms. No meeting of, or consent by, interestholders of the Portfolios is necessary to approve the issuance of the Interests (as defined below) to the Funds.
     (c) Issuance of Beneficial Interest. The issuance by MIP of beneficial interests in the Portfolios ("Interests") in exchange for the Investments by the corresponding Funds of their Assets has been duly authorized by all necessary action on the part of the Board of Trustees of MIP. When issued in accordance with the terms of this Agreement, the Interests will be validly issued, fully paid and non-assessable.
     (d) 1940 Act Registration. MIP is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.
     (e) SEC Filings; Securities Exemptions. MIP has duly filed all SEC Filings, as defined herein, relating to the Portfolios required to be filed with the SEC under the Securities Laws. Interests in Portfolios are not required to be registered under the 1933 Act, because such Interests are offered solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. In addition, Interests in the Portfolios are either noticed or qualified for sale or exempt from notice or qualification requirements under applicable securities laws in those states and other jurisdictions in which Interests are offered and sold. All SEC Filings relating to the Portfolios comply in all material respects with the requirements of the applicable Securities Laws and do not, as of the date of this Agreement, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading.
     (f) Tax Status. Each Portfolio is taxable as a partnership for federal income tax purposes under the Internal Revenue Code of 1986, as amended
(the "Code").
     (g) Taxable and Fiscal Year. The taxable and fiscal year end of each Portfolio is December 31st.
     (h) Insurance. MIP has in force an errors and omissions liability insurance policy insuring the Portfolios against loss up to $ 5 million for negligence and wrongful acts. 1.3 Distributor.......Distributor  represents and warrants to MIP that the execution and delivery of this Agreement by Distributor have been duly authorized by all necessary action on the part of Distributor and no other action or proceeding is necessary for the execution and delivery of this Agreement by Distributor, or the performance by Distributor of its obligations hereunder. This Agreement when executed and delivered by Distributor shall constitute a legal, valid and binding obligation of Distributor, enforceable against Distributor in accordance with its terms.

                                   ARTICLE II

                                    COVENANTS

2.1      Trust.  Trust covenants that:
         -----

     (a) Advance Review of Certain Documents. Trust will furnish MIP at least ten (10) business days prior to the earlier of filing or first use, with drafts of the Funds' registration statement on Form N-lA and any amendments thereto, and also will furnish MIP at least five (5) business days prior to the earlier of filing or first use, with drafts of any prospectus or statement of additional information supplements. In addition, Trust will furnish or will cause to be furnished to MIP at least three (3) business days prior to the earlier of filing or first use, as the case may be, any proposed advertising or sales literature that contains language that describes or refers to MIP or the Portfolios and that was not previously approved by MIP. Trust agrees that it will include in all such Fund documents any disclosures that may be required by law, and that it will incorporate in all such Fund documents any material and reasonable comments made by MIP. MIP will not, however, in any way be liable to Trust for any errors or omissions in such documents, whether or not MIP makes any objection thereto, except to the extent such errors or omissions result from information provided in the Portfolios' 1940 Act registration statement or otherwise provided by MIP for inclusion therein. In addition, neither the Funds nor Distributor will make any other written or oral representations about MIP or the Portfolios other than those contained in such documents without MIP's prior written consent.
     (b) SEC and Blue Sky Filings. Trust will file all SEC Filings required to be filed with the SEC under the Securities Laws in connection with the registration of the Funds' shares, any meetings of its shareholders, and its registration as a series of an investment company. Trust will file such similar or other documents as may be required to be filed with any securities commission or similar authority by the laws or regulations of any state, territory or possession of the United States, including the District of Columbia, in which shares of the Funds are or will be noticed for sale ("State Filings"). The Funds' SEC Filings will be prepared in all material respects in accordance with the requirements of the applicable Securities Laws, and, insofar as they relate to information other than that supplied or required to be supplied by MIP, will not, at the time they are filed or used to offer the Funds shares, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading. The Funds' State Filings will be prepared in accordance with the requirements of applicable state and federal law and the rules and regulations thereunder.
     (c) 1940 Act Registration. Trust will be duly registered as an open-end management investment company under the 1940 Act.

     (d) Tax Status. The Funds will qualify for treatment as regulated investment companies under Subchapter M of the Code for and taxable year during which this Agreement continues in effect, except to the extent that a failure to so qualify may result from any action or omission of the corresponding portfolio or MIP.
     (e) Fiscal Year. Each Fund shall take appropriate action to adopt and maintain the same fiscal year end as the corresponding Portfolio (currently December 31).
     (f) Proxy Voting. If requested to vote on matters pertaining to MIP or Portfolio, a Fund will either seek instructions from its shareholders with regard to the voting of all proxies with respect to Portfolio's securities and vote such proxies only in accordance with such instructions, or vote the shares held by it in the same proportion as the vote of all other holders of Portfolio's securities; provided that the Fund will not be obligated to take such action if and to the extent the Fund obtains an exemption from Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.
     (g) Compliance with Laws. Trust shall comply, in all material respects, with all applicable laws, rules and regulations in connection with conducting its operations as a registered investment company.
2.2      MIP.  MIP covenants that:
         ---

     (a) Signature Pages. MIP shall promptly provide all required signature pages to Trust for inclusion in any SEC Filings of Trust, provided Trust is in material compliance with its covenants and other obligations under this Agreement at the time such signature pages are provided and included in the SEC Filing. Trust and Distributor acknowledge and agree that the provision of such signature pages does not constitute a representation by MIP, its Trustees or Officers, that such SEC Filing complies with the requirements of the applicable Securities Laws, or that such SEC Filing does not contain any untrue statement of a material fact or does not omit to the state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading, except with respect to information provided by MIP for inclusion in such SEC Filing or for use by Trust in preparing such filing, which shall in any event include any written information obtained from MIP's current registration statement on Form N-1A.
     (b) Redemption. Except as otherwise provided in this Section 2.2(b), redemptions of interests owned by a Fund will be effected in cash pursuant to
Section 2.2(c). In the event a Fund desires to withdraw its entire Investment from a corresponding Portfolio, either by submitting a redemption request or by terminating this agreement in accordance with Section 5.1 hereof, Portfolio, at its sole discretion, and in accordance with the 1940 Act and the rules and regulations thereunder, may effect such redemption "in kind" and in such manner that the securities delivered to Fund or its custodian approximate the Fund's proportionate share of Portfolio's net assets immediately prior to such redemption. In addition, in the event a Fund makes a redemption (or series of redemptions over any three consecutive business days) of an amount that exceeds 10% of Portfolio's net asset value, Portfolio, at its sole discretion, and in accordance with the 1940 Act and the rules and regulations thereunder, may effect such redemption "in kind" and in such manner that the securities delivered to the Fund or its custodian approximate the Fund's proportionate share of Portfolio's net assets immediately prior to such redemption. Each Portfolio will use its best efforts to settle redemptions on the business day following the receipt of a redemption request by a Fund and if such next business day settlement is not practicable, will immediately notify the Fund regarding the anticipated settlement date, which shall in all events be a date permitted under the 1940 Act.
     (c) Ordinary Course Redemptions. The Portfolios will effect redemptions of Interests in accordance with the provisions of the 1940 Act and the rules and regulations thereunder, including, without limitation, Section 17 thereof. All redemption requests other than a withdrawal of a Fund's entire Investment in the corresponding Portfolio under Section 2.2(b) or, at the sole discretion of MIP, a withdrawal (or series of withdrawals over any three (3) consecutive business days) of an amount that exceeds 10% of a Portfolio's net asset value, will be effected in cash at the next determined net asset value after the redemption request is received. The Portfolios will use their best efforts to settle redemptions on the business day following the receipt of a redemption request by a Fund and if such next business day settlement is not practicable, will immediately notify the Fund regarding the anticipated settlement date, which shall in all events be a date permitted under the 1940 Act.
     (d) SEC Filings. MIP will file all SEC Filings required to be filed with the SEC under the Securities Laws in connection with any meetings of the Portfolios' investors and its registration as an investment company and will provide copies of all such definitive filings to Trust. The Portfolios' SEC Filings will comply in all material respects with the requirements of the applicable Securities Laws, and will not, at the time they are filed or used, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading.
     (e) 1940 Act Registration. MIP will remain duly registered as an open-end management investment company under the 1940 Act.

     (f) Tax Status. Based upon applicable IRS interpretations and rulings and Treasury Regulations, each Portfolio will continue to be treated as a partnership for federal income tax purposes. Each Portfolio will continue to satisfy (i) the income test imposed on regulated investment companies under Section 851(b)(2) of the Code and (ii) the asset test imposed on regulated investment companies under Section 851(b)(3) of the Code as if such Sections applied to it for so long as this Agreement continues in effect.
     (g) Securities Exemptions. Interests in the Portfolios have been and will continue to be offered and sold solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act or require registration or notification under any state law.
     (h) Advance Notice of Certain Changes. MIP shall provide Trust with at least one hundred twenty (120) days' advance notice, or such lesser time as may be agreed to by the parties, of any change in a Portfolio's investment objective, and at least sixty (60) days' advance notice, or if MIP has knowledge or should have knowledge that one of the following changes is likely to occur more than sixty (60) days in advance of such event, notice shall be provided as soon as reasonably possible after MIP obtains or should have obtained such knowledge, of any material change in a Portfolio's investment policies or activities, any material increase in a Portfolio's fees or expenses, or any change in a Portfolio's fiscal year or time for calculating net asset value for purposes of Rule 22c-1.
     (i) Compliance with Laws. MIP shall comply, in all material respects, with all applicable laws, rules and regulations in connection with conducting its operations as a registered investment company. 2.3 Reasonable Actions. Each party covenants that it will, subject to the provisions of this Agreement, from time to time, as and when requested by another party or in its own discretion, as the case may be, execute and deliver or cause to be executed and delivered all such documents, assignments and other instruments, take or cause to be taken such actions, and do or cause to be done all things reasonably necessary, proper or advisable in order to conduct the business contemplated by this Agreement and to carry out its intent and purpose.

                                   ARTICLE III

                                 INDEMNIFICATION

3.1      Trust

     (a) Trust agrees to indemnify and hold harmless MIP, the Portfolios and the Portfolios' investment adviser, and any director/trustee, officer, employee or agent of MIP, the Portfolio or Portfolios' investment adviser (in this Section, each, a "Covered Person" and collectively, "Covered Persons"), against any and all losses, claims, demands, damages, liabilities or expenses (including, with respect to each Covered Person, the reasonable cost of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith, except as provided in subparagraph (b)) ("Losses"), that:
              (i) arise out of or are based upon any violation or alleged violation of any of the Securities Laws, or any other applicable statute, rule, regulation or common law, or are incurred in connection with or as a result of any formal or informal administrative proceeding or investigation by a regulatory agency, insofar as such violation or alleged violation, proceeding or investigation arises out of or is based upon any direct or indirect omission or commission (or alleged omission or commission) by Trust or by any of its trustees/directors, officers, employees or agents, but only insofar as such omissions or commissions relate to the Trust of the Funds; or

              (ii)arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any ^ prospectus, registration statement, or any other SEC Filing relating to the Funds, or any amendments or supplements to the foregoing (in this Section, collectively "Offering Documents"), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which they were made, not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was not made in the Offering Documents in reliance upon and in conformity with MIP's registration statement on Form N-1A and other written information furnished by MIP to the Funds or by any service provider of MIP for use therein or for use by the Funds in preparing such documents, including but not limited to any written information contained in MIP's current registration statement on Form N-1A;

     provided,   however,   that  in  no  case   shall   Trust  be  liable   for
indemnification hereunder with respect to any claims made against any Covered Person unless a Covered Person shall have notified Trust in writing within a reasonable time after the summons, other first legal process, notice of a federal, state or local tax deficiency, or formal initiation of a regulatory investigation or proceeding giving information of the nature of the claim shall have properly been served upon or provided to a Covered Person seeking indemnification. Failure to notify Trust of such claim shall not relieve Trust from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this Section.
(b) The Trust is entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by legal counsel acceptable to the applicable Covered Persons, which acceptance shall not be unreasonably withheld or delayed. In the event the Trust elects to assume the defense of any such suit and retain such counsel, each Covered Person and any other defendant or defendants may retain additional counsel, but shall bear the fees and expenses of such counsel unless (1) The Trust shall have specifically authorized the retaining of such counsel or (2) the parties to such suit include any Covered Person and the Trust, and any such Covered Person has been advised by counsel that one or more legal defenses may be available to it that may not be available to the Trust, in which case the Trust shall not be entitled to assume the defense of such suit notwithstanding its obligation to bear the fees and expenses of such counsel. The Trust shall not be liable to indemnify any Covered Person for any settlement of any claim affected without the Trust's written consent, which consent shall not be unreasonably withheld or delayed. The indemnities set forth in paragraph
     (a) will be in addition to any liability that Trust in respect of a Fund might otherwise have to a Covered Person.

3.2      Distributor

         (a) Indemnification. Distributor will indemnify and hold harmless MIP, each Portfolio, and MIP's trustees, officers and employees, and each other person who controls  MIP or a  Portfolio  within the  meaning of
                           Section 15 of the 1933 Act (each a "Covered Person" and collectively "Covered Persons"), against any and all losses, claims, demands, damages, liabilities and expenses (each a "Liability" and collectively the "Liabilities") (including, unless BISYS elects to assume the defense pursuant to paragraph (b), the reasonable cost of investigating and defending against any claims therefor, including counsel fees incurred in connection therewith), which:

                           (1) arise out of any misstatement of a material fact or an omission of a material fact with respect to information provided by the Distributor in Trust's registration statement (including amendments and supplements thereto) or in advertisements or sales literature prepared by the Distributor on behalf of Trust, other than a misstatement or omission arising from information provided by MIP or a Portfolio;

                           (2) result from the failure of any representation or warranty made in this Agreement by the Distributor to be accurate when made or the failure by the Distributor to perform any covenant contained herein or otherwise to comply with the terms of this Agreement; or

                           (3) arise out of any unlawful or negligent act or omission by the Distributor or any director, officer, employee or agent of the Distributor;

                           provided, however, that in no case shall the Distributor be liable with respect to any claim made against any Covered Person unless the Covered Person shall have notified the Distributor in writing of the nature of the claim within a reasonable time after the summons, other first legal process or formal or informal initiation of a regulatory investigation or proceeding shall have been served upon or provided to a Covered Person, or any federal, state or local tax deficiency has come to the attention of MIP, a Portfolio or a Covered Person. Failure to notify the Distributor of such claim shall not relieve it from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this Section.

                  (b) Assumption of Defense. The Distributor is entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Distributor elects to assume the defense, such defense shall be conducted by legal counsel acceptable to the applicable Covered Persons, which acceptance shall not be unreasonably withheld or delayed. In the event the Distributor elects to assume the defense of any such suit and retain such counsel, each Covered Person and any other defendant or defendants may retain additional counsel, but shall bear the fees and expenses of such counsel unless (1) The Distributor shall have specifically authorized the retaining of such counsel or
                           (2) the parties to such suit include any Covered Person and the Distributor, and any such Covered Person has been advised by counsel that one or more legal defenses may be available to it that may not be available to the Distributor, in which case the Distributor shall not be entitled to assume the defense of such suit notwithstanding its obligation to bear the fees and expenses of such counsel. The Distributor shall not be liable to indemnify any Covered Person for any settlement of any claim affected without the Distributor's written consent, which consent shall not be unreasonably withheld or delayed. The indemnities set forth in paragraph (a) will be in addition to any liability that Trust in respect of a Fund might otherwise have to a Covered Person.

3.3      MIP.
         ---

     (a) MIP agrees to indemnify and hold harmless Trust, the Funds, Distributor, and any affiliate providing services to Trust and/or the Funds, and any trustee/director, officer, employee or agent of any of them (in this Section, each, a "Covered Person" and collectively, "Covered Persons"), against any and all losses, claims, demands, damages, liabilities or expenses (including, with respect to each Covered Person, the reasonable cost of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith, except as provided in subparagraph (b)) ("Losses"), that:
              (i) arise out of or are based upon any violation or alleged violation of any of the Securities Laws, or any other applicable statute, rule, regulation or common law or are incurred in connection with or as a result of any formal or informal administrative proceeding or investigation by a regulatory agency, insofar as such violation or alleged violation, proceeding or investigation arises out of or is based upon any direct or indirect omission or commission (or alleged omission or commission) by MIP, or any of its trustees, officers, employees or agents; or

              (ii)arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any advertising or sales literature, or any other SEC Filing relating to the Portfolios, or any amendments to the foregoing (in this Section, collectively, the "Offering Documents") relating to the Portfolios, or arise out of or are based upon the omission or alleged omission to state therein, a material fact required to be stated therein, or necessary to make the statements therein in light of the circumstances under which they were made, not misleading; or

              (iii) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any Offering Documents relating to Trust or the Funds, or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which they were made, not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or lleged omission was made in reliance upon and in conformity with written information furnished to the Funds by MIP for use therein or for use by the Funds in preparing such documents, including but not limited to any written information contained in MIP's current registration statement on Form N-1A.

     provided, however, that in no case shall MIP be liable for indemnification hereunder with respect to any claims made against any Covered Person unless a Covered Person shall have notified MIP in writing within a reasonable time after the summons, other first legal process, notice of a federal, state or local tax deficiency, or formal initiation of a regulatory investigation or proceeding giving information of the nature of the claim shall have properly been served upon or provided to a Covered Person seeking indemnification. Without limiting the generality of the foregoing, Portfolio's indemnity to Covered Persons shall include all relevant liabilities of Covered Persons under the Securities Laws, as if the Offering Documents constitute a "prospectus" within the meaning of the 1933 Act, and MIP had registered its interests under the 1933 Act pursuant to a registration statement meeting the requirements of the 1933 Act. Failure to notify MIP of such claim shall not relieve MIP from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this Section.

(b) MIP is entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if MIP elects to assume the defense, such defense shall be conducted by legal counsel acceptable to the applicable Covered Persons, which acceptance shall not be unreasonably withheld or delayed. In the event MIP elects to assume the defense of any such suit and retain such counsel, each Covered Person and any other defendant or defendants may retain additional counsel, but shall bear the fees and expenses of such counsel unless (1) MIP shall have specifically authorized the retaining of such counsel or (2) the parties to such suit include any Covered Person and MIP, and any such
Covered Person has been advised by counsel that one or more legal defenses may be available to it that may not be available to MIP, in which case MIP shall not be entitled to assume the defense of such suit notwithstanding its obligation to bear the fees and expenses of such counsel. MIP shall not be liable to indemnify any Covered Person for any settlement of any claim affected without MIP's written consent, which consent shall not be unreasonably withheld or delayed. The indemnities set forth in paragraph (a) will be in addition to any liability that Trust in respect of a Fund might otherwise have to a Covered Person.

                                   ARTICLE IV

                              ADDITIONAL AGREEMENTS

4.1 Access to Information. Throughout the life of this Agreement, Trust and MIP shall afford each other reasonable access at all reasonable times to such party's officers, employees, agents and offices and to all relevant books and records and shall furnish each other party with all relevant financial and other data and information as such other party may reasonably request.

4.2 Confidentiality. Each party agrees that it shall hold in strict confidence all data and information obtained from another party (unless such information is or becomes readily ascertainable from public or published information or trade sources or public disclosure of such information is required by law) and shall ensure that its officers, employees and authorized representatives do not disclose such information to others without the prior written consent of the party from whom it was obtained, except if disclosure is required by the SEC, any other regulatory body, the Funds' or Portfolios' respective auditors, or in the opinion of counsel to the disclosing party such disclosure is required by law, and then only with as much prior written notice to the other parties as is practical under the circumstances. Each party hereto acknowledges that the provisions of this Section 4.2 shall not prevent Trust or MIP from filing a copy of this Agreement as an exhibit to a registration statement on Form N-1A as it relates to the Funds or Portfolios, respectively, and that such disclosure by Trust or MIP shall not require any additional consent from the other parties.

4.3 Obligations of Trust and MIP. MIP agrees that the financial obligations of Trust under this Agreement shall be binding only upon the assets of the Funds, and that except to the extent liability may be imposed under relevant Securities Laws, MIP shall not seek satisfaction of any such obligation from the officers, agents, employees, trustees or shareholders of Trust or the Funds, and in no case shall MIP or any covered person have recourse to the assets of any series of the Trust other than the Funds. Trust agrees that the financial obligations of MIP under this Agreement shall be binding only upon the assets of the Portfolios and that, except to the extent liability may be imposed under relevant Securities Laws, Trust shall not seek satisfaction of any such obligation from the officers, agents, employees, trustees or shareholders of MIP or other classes or series of MIP.

                                    ARTICLE V

                             TERMINATION, AMENDMENT

5.1 Termination. This Agreement may be terminated at any time by the mutual agreement in writing of all parties, or by any party on ninety (90) days' advance written notice to the other parties hereto; provided, however, that nothing in this Agreement shall limit Trust's right to redeem all or a portion of its units of the Portfolios in accordance with the 1940 Act and the rules thereunder. The provisions of Article III and Sections 4.2 and 4.3 shall survive any termination of this Agreement.

5.2 Amendment. This Agreement may be amended, modified or supplemented at any time in such manner as may be mutually agreed in writing by the parties.

                                   ARTICLE VI

                               GENERAL PROVISIONS

6.1 Expenses. All costs and expenses incurred in connection with this Agreement and the conduct of business contemplated hereby shall be paid by the party incurring such costs and expenses.

6.2 Headings. The headings and captions contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

6.3 Entire Agreement. This Agreement sets forth the entire understanding between the parties concerning the subject matter of this Agreement and incorporates or supersedes all prior negotiations and understandings. There are no covenants, promises, agreements, conditions or understandings, either oral or written, between the parties relating to the subject matter of this Agreement other than those set forth herein. This Agreement may be amended only in a writing signed by all parties.

6.4 Successors. Each and all of the provisions of this Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that neither this Agreement, nor any rights herein granted may be assigned to, transferred to or encumbered by any party, without the prior written consent of the other parties hereto.

6.5 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of California without regard to the conflicts of laws provisions thereof; provided, however, that in the event of any conflict between the 1940 Act and the laws of California, the 1940 Act shall govern.

6.6 Counterparts. This Agreement may be executed in any number of counterparts, all of which shall constitute one and the same instrument, and any party hereto may execute this Agreement by signing one or more counterparts.

6.7 Third Parties. Except as expressly provided in Article III, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, other than the parties hereto and their successors or assigns, any rights or remedies under or by reason of this Agreement.

6.8 Notices. All notices and other communications given or made pursuant hereto shall be in writing and shall be deemed to have been duly given or made when delivered in person or three days after being sent by certified or registered United States mail, return receipt requested, postage prepaid, addressed:

                  If to Trust:
                  BB&T Funds
                  3435 Stelzer Road
                  Columbus, OH  43219
                  Attn:  Walter B. Grimm

                  If to Distributor:

                  BISYS Fund Services Limited Partnership
                  c/o BISYS Fund Services, Inc., General Partner
                  3435 Stelzer Road
                  Columbus, OH  43219
                  Attn:  President

                  If to MIP:

                  Chief Operating Officer
                  Master Investment Portfolio
                  c/o Stephens Inc.
                  111 Center Street, Suite 300
                  Little Rock, AR  72201

6.9 Interpretation. Any uncertainty or ambiguity existing herein shall not be interpreted against any party, but shall be interpreted according to the application of the rules of interpretation for arms' length agreements.

6.10 Operation of the Funds. Except as otherwise provided herein, this Agreement shall not limit the authority of the Funds, Trust or Distributor to take such action as they may deem appropriate or advisable in connection with all matters relating to the operation of the Funds and the sale of their shares.

6.11 Relationship of Parties; No Joint Venture, Etc. It is understood and agreed that neither Trust nor Distributor shall hold itself out as an agent of MIP with the authority to bind such party, nor shall MIP hold itself out as an agent of Trust or Distributor with the authority to bind such party.

6.12 Use of Name. Except as otherwise provided herein or required by law (e.g., in Trust's Registration Statement on Form N-1A), neither Trust, the Funds nor Distributor shall describe or refer to the name of MIP, the Portfolios or any derivation thereof, or any affiliate thereof, or to the relationship contemplated by this Agreement in any advertising or promotional materials without the prior written consent of MIP, nor shall MIP describe or refer to the name of Trust, the Funds or Distributor or any derivation thereof, or any affiliate thereof, or to the relationship contemplated by this Agreement in any advertising or promotional materials without the prior written consent of Trust, the Funds or Distributor, as the case may be. In no case shall any such consents be unreasonably withheld or delayed. In addition, the party required to give its consent shall have at least three (3) business days prior to the earlier of filing or first use, as the case may be, to review the proposed advertising or promotional materials.

IN WITNESS WHEREOF, the parties have caused this Agreement to be executed by their respective officers, thereunto duly authorized, as of the date first written above.

BB&T FUNDS
on behalf of itself and the
     Funds Listed on Schedule A



By:   /s/ Mark S. Redmond
      -----------------------------------------------------------------
      Name: Mark S. Redmond
      Title: Vice President


                     BISYS FUND SERVICES LIMITED PARTNERSHIP
By:  BISYS Fund Services, Inc., its General Partner


By:   /s/ William J. Tomko
      ---------------------------------------------------------------
      Name: William J. Tomko
      Title: President


MASTER INVESTMENT PORTFOLIO



By:   /s/ Richard H. Blank, Jr.
      ---------------------------------------------------------------
      Name: Richard H. Blank, Jr.
      Title: Chief Operating Officer

                                   SCHEDULE A

                                   BB&T FUNDS

                             BB&T Equity Index Fund


Approved:  September 6, 2000

                                   SCHEDULE B

                           MASTER INVESTMENT PORTFOLIO

                       MIP S&P 500 Index Master Portfolio



Approved:  September 6, 2000

                                     FORM OF

                             THIRD PARTY FEEDER FUND

                                    AGREEMENT

                                      AMONG

                          STATE FARM MUTUAL FUND TRUST

                        STATE FARM VP MANAGEMENT CORP.AND

                           MASTER INVESTMENT PORTFOLIO



                                   dated as of

                                December __, 2000



TABLE OF CONTENTS


ARTICLE I.         REPRESENTATIONS AND WARRANTIES..................................................................
         1.1       Trust...........................................................................................
         1.2       MIP.............................................................................................
         1.3       Distributor.....................................................................................

ARTICLE II.        COVENANTS.......................................................................................
         2.1       Trust...........................................................................................
         2.2       MIP.............................................................................................
         2.3       Reasonable Actions..............................................................................

ARTICLE III.       INDEMNIFICATION.................................................................................
         3.1       Trust...........................................................................................
         3.2       Distributor.....................................................................................
         3.3       MIP.............................................................................................

ARTICLE IV.        ADDITIONAL AGREEMENTS...........................................................................
         4.1       Access to Information...........................................................................
         4.2       Confidentiality.................................................................................
         4.3       Obligations of Trust and MIP ...................................................................

ARTICLE V.         TERMINATION, AMENDMENT..........................................................................
         5.1       Termination.....................................................................................
         5.2       Amendment.......................................................................................

ARTICLE VI.        GENERAL PROVISIONS..............................................................................
         6.1       Expenses........................................................................................
         6.2       Headings........................................................................................
         6.3       Entire Agreement................................................................................
         6.4       Successors......................................................................................
         6.5       Governing Law...................................................................................
         6.6       Counterparts....................................................................................
         6.7       Third Parties...................................................................................
         6.8       Notices.........................................................................................
         6.9       Interpretation..................................................................................
         6.10      Operation of the Fund...........................................................................
         6.11      Relationship of Parties; No Joint Venture, Etc. ................................................
         6.12      Use of Name.....................................................................................

Signatures
Schedule A
Schedule B

                                    AGREEMENT

THIS AGREEMENT (the "Agreement") is made and entered into as of the ____ day of _______________, 2000, by and among State Farm Mutual Fund Trust, a Delaware business trust (the "Trust"), for itself and on behalf of its series set forth in Schedule A, State Farm S&P 500 Index Fund, State Farm International Index Fund, and State Farm Small Cap Index Fund (each, a "Fund" and collectively, the "Funds"), State Farm VP Management Corp. (the "Distributor"), a Delaware corporation, and Master Investment Portfolio ("MIP"), a Delaware business trust, for itself and on behalf of its series set forth on Schedule B (each, a "Portfolio" and collectively, the "Portfolios").

                                   WITNESSETH

WHEREAS, Trust and MIP are each registered under the Investment Company Act of 1940 (the "1940 Act") as open-end management investment companies;

WHEREAS, each Fund and its corresponding Portfolio have the same investment objective and substantially the same investment policies;

WHEREAS, each Fund desires to invest on an ongoing basis all or substantially all of its investable assets (the "Assets") in exchange for a beneficial interest in the corresponding Portfolio (the "Investment") on the terms and conditions set forth in this Agreement;

NOW, THEREFORE, in consideration of the foregoing, the mutual promises made herein and other good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties agree as follows:

                                    ARTICLE I

                         REPRESENTATIONS AND WARRANTIES

1.1      Trust.  Trust represents and warrants to MIP that:
         -----

     (a) Organization. Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and the Funds are duly and validly designated series of Trust. Trust and each Fund has the requisite power and authority to own its property and conduct its business as proposed to be conducted pursuant to this Agreement.
     (b) Authorization of Agreement. The execution and delivery of this Agreement by Trust on behalf of the Funds and the conduct of business contemplated hereby have been duly authorized by all necessary action on the part of Trust's Board of Trustees and no other action or proceeding is necessary for the execution and delivery of this Agreement by Funds, or the performance by Funds of their obligations hereunder. This Agreement when executed and delivered by Trust on behalf of the Funds shall constitute a legal, valid and binding obligation of Trust, enforceable against the Funds in accordance with its terms. No meeting of, or consent by, shareholders of the Funds is necessary to approve or implement the Investments.
     (c) 1940 Act Registration. Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company, and such registration is in full force and effect.
     (d) SEC Filings. Trust has duly filed all forms, reports, proxy statements and other documents (collectively, the "SEC Filings") required to be filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act, and the rules and regulations thereunder, (collectively, the "Securities Laws") in connection with the registration of the Funds' shares, any meetings of its shareholders and its registration as an investment company. All SEC Filings relating to the Funds comply in all material respects in accordance with the requirements of the applicable Securities Laws and do not, to the best understanding of the Trust as of the date of this Agreement, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading, provided that Trust makes no representation or warranty hereunder with respect to information supplied by MIP or any service provider of MIP for use in Trust's SEC filings, including but not limited to any written information contained in MIP's current registration statement relating to the Portfolios.
     (e) Fund Assets. Each Fund currently intends on an ongoing basis to invest its Assets solely in the corresponding Portfolio, although it reserves the right to invest Assets in other securities and other assets and/or to redeem any or all units of the Portfolio at any time without notice.
     (f) Registration Statement. Trust has reviewed MIP's and the Portfolios' most recent registration statement on Form N-lA, as filed with the SEC.
     (g) Insurance. Trust has in force a fidelity bond agreement insuring the Funds against loss up to $3.3 million for wrongful acts.

1.2      MIP.  MIP represents and warrants to Trust that:


     (a) Organization. MIP is a trust duly organized, validly existing and in good standing under the laws of the State of Delaware and the Portfolios are duly and validly designated series of MIP. MIP and each Portfolio has the requisite power and authority to own its property and conduct its business as now being conducted and as proposed to be conducted pursuant to this Agreement.
     (b) Authorization of Agreement. The execution and delivery of this Agreement by MIP on behalf of the Portfolios and the conduct of business contemplated hereby have been duly authorized by all necessary action on the part of MIP's Board of Trustees and no other action or proceeding is necessary for the execution and delivery of this Agreement by the Portfolios, or the performance by the Portfolios of their obligations hereunder and the consummation by the Portfolios of the transactions contemplated hereby. This Agreement when executed and delivered by MIP on behalf of the Portfolios shall constitute a legal, valid and binding obligation of MIP and the Portfolios, enforceable against MIP and the Portfolios in accordance with its terms. No meeting of, or consent by, interestholders of the Portfolios is necessary to approve the issuance of the Interests (as defined below) to the Funds.
     (c) Issuance of Beneficial Interest. The issuance by MIP of beneficial interests in the Portfolios ("Interests") in exchange for the Investments by the corresponding Funds of their Assets has been duly authorized by all necessary action on the part of the Board of Trustees of MIP. When issued in accordance with the terms of this Agreement, the Interests will be validly issued, fully paid and non-assessable.
     (d) 1940 Act Registration. MIP is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.
     (e) SEC Filings; Securities Exemptions. MIP has duly filed all SEC Filings, as defined herein, relating to the Portfolios required to be filed with the SEC under the Securities Laws. Interests in Portfolios are not required to be registered under the 1933 Act, because such Interests are offered solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. In addition, Interests in the Portfolios are either noticed or qualified for sale or exempt from notice or qualification requirements under applicable securities laws in those states and other jurisdictions in which Interests are offered and sold. All SEC Filings relating to the Portfolios comply in all material respects with the requirements of the applicable Securities Laws and do not, as of the date of this Agreement, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading.
     (f) Tax Status. Each Portfolio is taxable as a partnership for federal income tax purposes under the Internal Revenue Code of 1986, as amended
(the "Code").
     (g) Taxable and Fiscal Year. The taxable and fiscal year end of each Portfolio is December 31.
     (h) Insurance. MIP has in force an errors and omissions liability insurance policy insuring the Portfolios against loss up to [$______] million for negligence and wrongful acts. 1.3  Distributor.......Distributor  represents and warrants to MIP that the execution and delivery of this Agreement by Distributor have been duly authorized by all necessary action on the part of Distributor and no other action or proceeding is necessary for the execution and delivery of this Agreement by Distributor, or the performance by Distributor of its obligations hereunder. This Agreement when executed and delivered by Distributor shall constitute a legal, valid and binding obligation of Distributor, enforceable against Distributor in accordance with its terms.

                                   ARTICLE II

                                    COVENANTS

2.1      Trust.  Trust covenants that:
         -----

     (a) Advance Review of Certain Documents. Trust will furnish MIP at least ten (10) business days prior to the earlier of filing or first use, with drafts of the Funds' registration statement on Form N-lA and any amendments thereto, and also will furnish MIP at least five (5) business days prior to the earlier of filing or first use, with drafts of any prospectus or statement of additional information supplements. In addition, Trust will furnish or will cause to be furnished to MIP at least three (3) business days prior to the earlier of filing or first use, as the case may be, any proposed advertising or sales literature that contains language that describes or refers to MIP or the Portfolios and a substantially similar form of which was not previously approved by MIP. Trust agrees that it will include in all such Fund documents any disclosures that may be required by law, and that it will incorporate in all such Fund documents any material and reasonable comments made by MIP. MIP will not, however, in any way be liable to Trust for any errors or omissions in such documents, whether or not MIP makes any objection thereto, except to the extent such errors or omissions result from information provided in the Portfolios' 1940 Act registration statement or otherwise provided by MIP (or its officers, directors, or agents) for inclusion therein. In addition, neither the Funds nor Distributor will make any other written or oral representations about MIP or the Portfolios other than those contained in such documents without MIP's prior written consent.
     (b) SEC and Blue Sky Filings. Trust will file all SEC Filings required to be filed with the SEC under the Securities Laws in connection with the registration of the Funds' shares, any meetings of its shareholders, and its registration as a series of an investment company. Trust will file such similar or other documents as may be required to be filed with any securities commission or similar authority by the laws or regulations of any state, territory or possession of the United States, including the District of Columbia, in which shares of the Funds are or will be noticed for sale ("State Filings"). The Funds' SEC Filings shall comply in all material respects with the requirements of the applicable Securities Laws, and, insofar as they relate to information other than that supplied or required to be supplied by MIP, will not, at the time they are filed or used to offer the Funds shares, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading. The Funds' State Filings shall comply in all material respects with the requirements of applicable state and federal law and the rules and regulations thereunder.
     (c) 1940 Act Registration. Trust will be duly registered as an open-end management investment company under the 1940 Act.
     (d) Tax Status. The Funds will qualify for treatment as regulated investment companies under Subchapter M of the Code for any taxable year during which this Agreement continues in effect, except to the extent that a failure to so qualify may result from any action or omission of the corresponding portfolio or MIP.
     (e) Fiscal Year. Each Fund shall take appropriate action to adopt and maintain the same fiscal year end as the corresponding Portfolio (currently the last day of December).
     (f) Proxy Voting. If requested to vote on matters pertaining to MIP or a Portfolio, a Fund will either seek instructions from its shareholders with regard to the voting of all proxies with respect to Portfolio's securities and vote such proxies only in accordance with such instructions, or vote the shares held by it in the same proportion as the vote of all other holders of Portfolio's securities; provided that the Fund will not be obligated to take such action if and to the extent the Fund obtains an exemption from Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.
     (g) Compliance with Laws. Trust shall comply, in all material respects, with all applicable laws, rules and regulations in connection with conducting its operations as a registered investment company.
2.2      MIP.  MIP covenants that:
         ---

     (a) Signature Pages. MIP shall promptly provide all required signature pages to Trust for inclusion in any SEC Filings of Trust, provided Trust is in material compliance with its covenants and other obligations under this Agreement at the time such signature pages are provided and included in the SEC Filing. Trust and Distributor acknowledge and agree that the provision of such signature pages does not constitute a representation by MIP, its Trustees or Officers, that such SEC Filing complies with the requirements of the applicable Securities Laws, or that such SEC Filing does not contain any untrue statement of a material fact or does not omit to the state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading, except with respect to information provided by MIP for inclusion in such SEC Filing or for use by Trust in preparing such filing, which shall in any event include any written information obtained from MIP's current registration statement on Form N-1A.
     (b) Redemptions. Except as otherwise provided in this Section 2.2(b), redemptions of interests owned by a Fund will be effected in cash pursuant to
Section 2.2(c). In the event a Fund desires to withdraw its entire Investment from a corresponding Portfolio, either by submitting a redemption request or by terminating this agreement in accordance with Section 5.1 hereof, Portfolio, at its sole discretion, and in accordance with the 1940 Act and the rules and regulations thereunder, may effect such redemption "in kind" and in such manner that the securities delivered to Fund or its custodian are equivalent to the Fund's proportionate share of Portfolio's net assets immediately prior to such redemption. In addition, in the event a Fund makes a redemption (or series of redemptions over any three consecutive business days) of an amount that exceeds 10% of Portfolio's net asset value, Portfolio, at its sole discretion, and in accordance with the 1940 Act and the rules and regulations thereunder, may effect such redemption "in kind" and in such manner that the securities
delivered  to  the  Fund  or  its  custodian   are   equivalent  to  the  Fund's
proportionate share of Portfolio's net assets immediately prior to such redemption. Each Portfolio will use its best efforts to settle redemptions on the business day following the receipt of a redemption request by a Fund and if such next business day settlement is not practicable, will immediately notify the Fund regarding the anticipated settlement date, which shall in all events be a date permitted under the 1940 Act.
     (c) Ordinary Course Redemptions. Each Portfolio will effect its redemptions in accordance with the provisions of the 1940 Act and the rules and regulations thereunder. Except as described in Section 2.2(b), all redemptions will be effected in cash at the next determined net asset value after the redemption request is received in proper form. Each Portfolio will settle redemptions on the business day following the receipt of a redemption request by a Fund and if such next business day settlement cannot be achieved by commercially reasonable means, will immediately notify the Fund regarding the anticipated settlement date, which shall in all events be a date permitted under the 1940 Act.
     (d) SEC Filings. MIP will file all SEC Filings required to be filed with the SEC under the Securities Laws in connection with any meetings of the Portfolios' investors and its registration as an investment company and will provide copies of all such definitive filings to Trust. The Portfolios' SEC Filings will comply in all material respects with the requirements of the applicable Securities Laws, and will not, at the time they are filed or used, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading.
     (e) 1940 Act Registration. MIP will remain duly registered as an open-end management investment company under the 1940 Act.

     (f) Tax Status. Based upon applicable IRS interpretations and rulings and Treasury Regulations, each Portfolio will continue to be treated as a partnership for federal income tax purposes. Each Portfolio will continue to satisfy (i) the income test imposed on regulated investment companies under Section 851(b)(2) of the Code and (ii) the asset test imposed on regulated investment companies under Section 851(b)(3) of the Code as if such Sections applied to it for so long as this Agreement continues in effect. MIP agrees to forward to Trust prior to the Funds' initial Investment a copy of its opinion of counsel or private letter ruling relating to the tax status of the Portfolios and agrees that Trust and the Funds may rely upon such opinion or ruling during the term of this Agreement.
     (g) Securities Exemptions. Interests in the Portfolios have been and will continue to be offered and sold solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act or require registration or notification under any state law.
     (h) Advance Notice of Certain Changes. MIP shall provide Trust with at least one hundred twenty (120) days' advance notice, or such lesser time as may be agreed to by the parties, of any change in a Portfolio's investment objective, and at least sixty (60) days' advance notice, or if MIP has knowledge or should have knowledge that one of the following changes is likely to occur more than sixty (60) days in advance of such event, notice shall be provided as soon as reasonably possible after MIP obtains or should have obtained such knowledge, of any material change in a Portfolio's investment policies or activities, any material increase in a Portfolio's fees or expenses, or any change in a Portfolio's fiscal year or time for calculating net asset value for purposes of Rule 22c-1.
     (i) Compliance with Laws. MIP shall comply, in all material respects, with all applicable laws, rules and regulations in connection with conducting its operations as a registered investment company. 2.3 Reasonable Actions. Each party covenants that it will, subject to the provisions of this Agreement, from time to time, as and when requested by another party or in its own discretion, as the case may be, execute and deliver or cause to be executed and delivered all such documents, assignments and other instruments, take or cause to be taken such actions, and do or cause to be done all things reasonably necessary, proper or advisable in order to conduct the business contemplated by this Agreement and to carry out its intent and purpose.

                                   ARTICLE III

                                 INDEMNIFICATION

3.1      Trust

     (a) Trust agrees to indemnify and hold harmless MIP, the Portfolios and the Portfolios' investment adviser, and any director/trustee, officer, employee or agent of MIP, the Portfolio or Portfolios' investment adviser (in this Section, each, a "Covered Person" and collectively, "Covered Persons"), against any and all losses, claims, demands, damages, liabilities or expenses (including, with respect to each Covered Person, the reasonable cost of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith, except as provided in subparagraph (b)) ("Losses"), that:
              (i) arise out of or are based upon any violation or alleged violation of any of the Securities Laws, or any other applicable statute, rule, regulation or common law, or are incurred in connection with or as a result of any formal or informal administrative proceeding or investigation by a regulatory agency, insofar as such violation or alleged violation, proceeding or investigation arises out of or is based upon any direct or indirect omission or commission (or alleged omission or commission) by Trust or by any of its trustees/directors, officers, employees or agents, but only insofar as such omissions or commissions relate to the Funds; or

              (ii)arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any advertising or sales literature, prospectus, registration statement, or any other SEC Filing relating to the Funds, or any amendments or supplements to the foregoing (in this Section, collectively "Offering Documents"), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which they were made, not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was not made in the Offering Documents in reliance upon and in conformity with MIP's registration statement on Form N-1A and other written information furnished by MIP to the Funds or by any service provider of MIP for use therein or for use by the Funds in preparing such documents, including but not limited to any written information contained in MIP's current registration statement on Form N-1A;

     provided,   however,   that  in  no  case   shall   Trust  be  liable   for
indemnification hereunder (i) with respect to any claims made against any Covered Person unless a Covered Person shall have notified Trust in writing within a reasonable time after the summons, other first legal process, notice of a federal, state or local tax deficiency, or formal initiation of a regulatory investigation or proceeding giving information of the nature of the claim shall have properly been served upon or provided to a Covered Person seeking indemnification or (ii) if such Losses were the result of the negligence or willful misconduct of the MIP or the Portfolios. Failure to notify Trust of such claim shall not relieve Trust from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this Section.
     (b) Trust will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if Trust elects to assume the defense, such defense shall be conducted by counsel chosen by Trust. In the event Trust elect(s) to assume the defense of any such suit and retain such counsel, each Covered Person in the suit may retain additional counsel but shall bear the fees and expenses of such counsel unless (A) Trust shall have specifically authorized the retaining of and payment of fees and expenses of such counsel or (B) the parties to such suit include any Covered Person and Trust, and any such Covered Person has been advised in a written opinion by counsel reasonably acceptable to Trust that one or more legal defenses may be available to it that may not be available to Trust, in which case Trust shall not be entitled to assume the defense of such suit notwithstanding its obligation to bear the fees and expenses of one counsel to all such persons. Trust shall not be required to indemnify any Covered Person for any settlement of any such claim effected without its written consent, which consent shall not be unreasonably withheld or delayed. The indemnities set forth in paragraph (a) will be in addition to any liability that Trust might otherwise have to Covered Persons.
3.2      Distributor

     (a) Distributor agrees to indemnify and hold harmless MIP, the Portfolios and the Portfolios' investment adviser, and any director/trustee, officer, employee or agent of MIP, the Portfolios or Portfolios' investment adviser (in this Section, each, a "Covered Person" and collectively, "Covered Persons"), against any and all losses, claims, demands, damages, liabilities or expenses (including, with respect to each Covered Person, the reasonable cost of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith, except as provided in subparagraph (b)) ("Losses"), that:
              (i) arise out of or are based upon any violation or alleged violation of any of the Securities Laws, or any other applicable statute, rule, regulation or common law, or are incurred in connection with or as a result of any formal or informal administrative proceeding or investigation by a regulatory agency, insofar as such violation or alleged violation, proceeding or investigation arises out of or is based upon any direct or indirect omission or commission (or alleged omission or commission) by Trust or Distributor or by any of its or their trustees/directors, officers, employees or agents, but only insofar as such omissions or commissions relate to the Funds; or

              (ii)arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any advertising or sales literature, prospectus, registration statement, or any other SEC Filing relating to the Funds, or any amendments or supplements to the foregoing (in this Section, collectively "Offering Documents"), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which they were made, not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was not made in the Offering Documents in reliance upon and in conformity with MIP's registration statement on Form N-1A and other written information furnished by MIP to the Funds or by any service provider of MIP for use therein or for use by the Funds in preparing such documents, including but not limited to any written information contained in MIP's current registration statement on Form N-1A;

     provided, however, that in no case shall Distributor be liable for Losses to the extent Trust pays the amount of such Losses to the Covered Person under
Section 3.1(a) hereof, nor shall Distributor be liable for indemnification hereunder (i) with respect to any claims made against any Covered Person unless a Covered Person shall have notified Distributor in writing within a reasonable time after the summons, other first legal process, notice of a federal, state or local tax deficiency, or formal initiation of a regulatory investigation or proceeding giving information of the nature of the claim shall have properly been served upon or provided to a Covered Person seeking indemnification or (ii) if such Losses were the result of the negligence or willful misconduct of the MIP or the Portfolios. Failure to notify Distributor of such claim shall not relieve Distributor from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this Section.
     (b) Distributor will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if Distributor elects to assume the defense, such defense shall be conducted by counsel chosen by Distributor. In the event Distributor elects to assume the defense of any such suit and retain such counsel, each Covered Person in the suit may retain additional counsel but shall bear the fees and expenses of such counsel unless (A) Distributor shall have specifically authorized the retaining of and payment of fees and expenses of such counsel or (B) the parties to such suit include any Covered Person and Distributor, and any such Covered Person has been advised in a written opinion by counsel reasonably acceptable to Distributor that one or more legal defenses may be available to it that may not be available to Distributor, in which case Distributor shall not be entitled to assume the defense of such suit notwithstanding its obligation to bear the fees and expenses of one counsel to all such persons. Distributor shall not be required to indemnify any Covered Person for any settlement of any such claim effected without its written consent, which consent shall not be unreasonably withheld or delayed. The indemnities set forth in paragraph (a) will be in addition to any liability that Distributor might otherwise have to Covered Persons.
3.3      MIP.
         ---

     (a) MIP agrees to indemnify and hold harmless Trust, the Funds, Distributor, and any affiliate providing services to Trust and/or the Funds, and any trustee/director, officer, employee or agent of any of them (in this Section, each, a "Covered Person" and collectively, "Covered Persons"), against any and all losses, claims, demands, damages, liabilities or expenses (including, with respect to each Covered Person, the reasonable cost of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith, except as provided in subparagraph (b)) ("Losses"), that:
              (i) arise out of or are based upon any violation or alleged violation of any of the Securities Laws, or any other applicable statute, rule, regulation or common law or are incurred in connection with or as a result of any formal or informal administrative proceeding or investigation by a regulatory agency, insofar as such violation or alleged violation, proceeding or investigation arises out of or is based upon any direct or indirect omission or commission (or alleged omission or commission) by MIP, or any of its trustees, officers, employees or agents; or

              (ii)arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any advertising or sales literature, or any other SEC Filing relating to the Portfolios, or any amendments or supplements to the foregoing (in this Section, collectively, the "Offering Documents") relating to the Portfolios, or arise out of or are based upon the omission or alleged omission to state therein, a material fact required to be stated therein, or necessary to make the statements therein in light of the circumstances under which they were made, not misleading; or

              (iii) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in any Offering Documents relating to Trust or the Funds, or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which they were made, not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon and in conformity with written information furnished to the Funds by MIP for use therein or for use by the Funds in preparing such documents, including but not limited to any written information contained in MIP's current registration statement on Form N-1A.

     provided, however, that in no case shall MIP be liable for indemnification hereunder with respect to any claims made against any Covered Person unless a Covered Person shall have notified MIP in writing within a reasonable time after the summons, other first legal process, notice of a federal, state or local tax deficiency, or formal initiation of a regulatory investigation or proceeding giving information of the nature of the claim shall have properly been served upon or provided to a Covered Person seeking indemnification. Without limiting the generality of the foregoing, Portfolio's indemnity to Covered Persons shall include all relevant liabilities of Covered Persons under the Securities Laws, as if the Offering Documents constitute a "prospectus" within the meaning of the 1933 Act, and MIP had registered its interests under the 1933 Act pursuant to a registration statement meeting the requirements of the 1933 Act. Failure to notify MIP of such claim shall not relieve MIP from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this Section.
     (b) MIP will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but, if MIP elects to assume the defense, such defense shall be conducted by counsel chosen by MIP. In the event MIP elects to assume the defense of any such suit and retain such counsel, each Covered Person in the suit may retain additional counsel but shall bear the fees and expenses of such counsel unless (A) MIP shall have specifically authorized the retaining of and payment of fees and expenses of such counsel or (B) the parties to such suit include any Covered Person and MIP, and any such Covered Person has been advised in a written opinion by counsel reasonably acceptable to MIP that one or more legal defenses may be available to it that may not be available to MIP, in which case MIP shall not be entitled to assume the defense of such suit notwithstanding its obligation to bear the fees and expenses of one counsel to such persons. MIP shall not be required to indemnify any Covered Person for any settlement of any such claim effected without its written consent, which consent shall not be unreasonably withheld or delayed. The indemnities set forth in paragraph (a) will be in addition to any liability that MIP might otherwise have to Covered Persons.
                                   ARTICLE IV

                              ADDITIONAL AGREEMENTS

4.1 Access to Information. Throughout the life of this Agreement, Trust and MIP shall afford each other reasonable access at all reasonable times to such party's officers, employees, agents and offices and to all relevant books and records and shall furnish each other party with all relevant financial and other data and information as such other party may reasonably request.

4.2 Confidentiality. Each party agrees that it shall hold in strict confidence all data and information obtained from another party (unless such information is or becomes readily ascertainable from public or published information or trade sources or public disclosure of such information is required by law) and shall ensure that its officers, employees and authorized representatives do not disclose such information to others without the prior written consent of the party from whom it was obtained, except if disclosure is required by the SEC, any other regulatory body, the Funds' or Portfolios' respective auditors, or in the opinion of counsel to the disclosing party such disclosure is required by law, and then only with as much prior written notice to the other parties as is practical under the circumstances. Each party hereto acknowledges that the provisions of this Section 4.2 shall not prevent Trust or MIP from filing a copy of this Agreement as an exhibit to a registration statement on Form N-1A as it relates to the Funds or Portfolios, respectively, and that such disclosure by Trust or MIP shall not require any additional consent from the other parties.

4.3 Obligations of Trust and MIP. MIP agrees that the financial obligations of Trust under this Agreement shall be binding only upon the assets of the Funds, and that except to the extent liability may be imposed under relevant Securities Laws, MIP shall not seek satisfaction of any such obligation from the officers, agents, employees, trustees or shareholders of Trust or the Funds, and in no case shall MIP or any covered person have recourse to the assets of any series of the Trust other than the Funds. Trust agrees that the financial obligations of MIP under this Agreement shall be binding only upon the assets of the Portfolios and that, except to the extent liability may be imposed under relevant Securities Laws, Trust shall not seek satisfaction of any such obligation from the officers, agents, employees, trustees or shareholders of MIP or other classes or series of MIP.

                                    ARTICLE V

                             TERMINATION, AMENDMENT

5.1 Termination. This Agreement may be terminated at any time by the mutual agreement in writing of all parties, or by any party on ninety (90) days' advance written notice to the other parties hereto; provided, however, that nothing in this Agreement shall limit Trust's right to redeem all or a portion of its units of the Portfolios in accordance with the 1940 Act and the rules thereunder. The provisions of Article III and Sections 4.2 and 4.3 shall survive any termination of this Agreement.

5.2 Amendment. This Agreement may be amended, modified or supplemented at any time in such manner as may be mutually agreed up in writing by the parties.

                                   ARTICLE VI

                               GENERAL PROVISIONS

6.1 Expenses. All costs and expenses incurred in connection with this Agreement and the conduct of business contemplated hereby shall be paid by the party incurring such costs and expenses.

6.2 Headings. The headings and captions contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

6.3 Entire Agreement. This Agreement sets forth the entire understanding between the parties concerning the subject matter of this Agreement and incorporates or supersedes all prior negotiations and understandings. There are no covenants, promises, agreements, conditions or understandings, either oral or written, between the parties relating to the subject matter of this Agreement other than those set forth herein. This Agreement may be amended only in a writing signed by all parties.

6.4 Successors. Each and all of the provisions of this Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that neither this Agreement, nor any rights herein granted may be assigned to, transferred to or encumbered by any party, without the prior written consent of the other parties hereto.

6.5 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of California without regard to the conflicts of laws provisions thereof; provided, however, that in the event of any conflict between the 1940 Act and the laws of California, the 1940 Act shall govern.

6.6 Counterparts. This Agreement may be executed in any number of counterparts, all of which shall constitute one and the same instrument, and any party hereto may execute this Agreement by signing one or more counterparts.

6.7 Third Parties. Except as expressly provided in Article III, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, other than the parties hereto and their successors or assigns, any rights or remedies under or by reason of this Agreement.
6.8 Notices. All notices and other communications given or made pursuant hereto shall be in writing and shall be deemed to have been duly given or made when delivered in person or three days after being sent by certified or registered United States mail, return receipt requested, postage prepaid, addressed:

                  If to Trust:
                  State Farm Mutual Fund Trust
                  Three State Farm Plaza
                  Bloomington, Illinois 61791
                  Attn: Secretary

                  If to Distributor:
                  State Farm VP Management Corp.
                  Three State Farm Plaza
                  Bloomington, Illinois 61791
                  Attn: Secretary

                  If to MIP:

                  Chief Operating Officer
                  Master Investment Portfolio
                  c/o Stephens Inc.
                  111 Center Street
                  Little Rock, AR  72201

6.9 Interpretation. Any uncertainty or ambiguity existing herein shall not be interpreted against any party, but shall be interpreted according to the application of the rules of interpretation for arms' length agreements.

6.10 Operation of the Funds. Except as otherwise provided herein, this Agreement shall not limit the authority of the Funds, Trust or Distributor to take such action as they may deem appropriate or advisable in connection with all matters relating to the operation of the Funds and the sale of their shares.

6.11 Relationship of Parties; No Joint Venture, Etc. It is understood and agreed that neither Trust nor Distributor shall hold itself out as an agent of MIP with the authority to bind such party, nor shall MIP hold itself out as an agent of Trust or Distributor with the authority to bind such party.

6.12 Use of Name. Except as otherwise provided herein or required by law (e.g., in Trust's Registration Statement on Form N-1A), neither Trust, the Funds nor Distributor shall describe or refer to the name of MIP, the Portfolios or any derivation thereof, or any affiliate thereof, or to the relationship contemplated by this Agreement in any advertising or promotional materials without the prior written consent of MIP, nor shall MIP describe or refer to the name of Trust, the Funds or Distributor or any derivation thereof, or any affiliate thereof, or to the relationship contemplated by this Agreement in any advertising or promotional materials without the prior written consent of Trust, the Funds or Distributor, as the case may be. In no case shall any such consents be unreasonably withheld or delayed. In addition, the party required to give its consent shall have at least three (3) business days prior to the earlier of filing or first use, as the case may be, to review the proposed advertising or promotional materials.

IN WITNESS WHEREOF, the parties have caused this Agreement to be executed by their respective officers, thereunto duly authorized, as of the date first written above.

State Farm Mutual Fund Trust
on behalf of itself and the Funds


By:    /s/ Edward B. Rust, Jr.
      -----------------------------------------------
      Name:  Edward B. Rust, Jr.
      Title:  President


State Farm VP Management Corp.


By:    /s/ Roger S. Joslin
      -----------------------------------------------
      Name:  Roger S. Joslin
      Title:  Senior Vice President and Treasurer


MASTER INVESTMENT PORTFOLIO,
     on behalf of itself and
     MASTER PORTFOLIOS


By:    /s/ Richard H. Blank, Jr.
      -----------------------------------------------
      Name:  Richard H. Blank, Jr.
      Title:  Chief Operating Officer

                                   SCHEDULE A

                          State Farm S&P 500 Index Fund
                         State Farm Small Cap Index Fund
                       State Farm International Index Fund

Approved:  December __, 2000

                                   SCHEDULE B

                          MASTER INVESTMENT PORTFOLIOS

                         S&P 500 Index Master Portfolio
                       Russell 2000 Index Master Portfolio
                      International Index Master Portfolio


Approved:  December __, 2000

                      BARCLAYS GLOBAL INVESTORS FUNDS, INC.
                           MASTER INVESTMENT PORTFOLIO

                              JOINT CODE OF ETHICS
                            Adopted Under Rule 17j-1

                            Effective August 16, 2000

         Barclays Global Investors Funds, Inc. ("BGIF") and Master Investment Portfolio ("MIP") (each a "Company" and collectively, the "Companies") are confident that their Directors,2 officers, and employees act with integrity and good faith. The Companies recognize, however, that personal interests may conflict with the Companies' interests where officers or Directors:

                  o  know about present or future portfolio transactions; or

                  o  have the power to influence portfolio transactions; and

                  o engage in securities transactions in their personal account(s).

         In an effort to prevent these conflicts and in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"), the Companies have adopted this Joint Code of Ethics (the "Code") to prohibit transactions and conduct that create conflicts of interest, and to establish reporting requirements and enforcement procedures. (Definitions of underlined terms are included in Appendix A). Although the Companies have adopted the Code jointly pursuant to Rule 17j-1 under the 1940 Act, each Company is responsible for implementing the Code on behalf of, and for compliance therewith by, its own access persons.

I.       About BGIF, MIP and the Advisor.

              BGIF is a registered  investment company that consists of multiple investment portfolios (each a "Feeder Fund" and collectively, the "Feeder Funds"). The Feeder Funds do not have their own investment advisor. Instead, each Feeder Fund invests all of its assets in a corresponding master portfolio of MIP (each a "Master Portfolio" and collectively, the "Master Portfolios") that has substantially identical investment objectives, strategies and policies as the Feeder Fund. MIP is a registered investment company that consists of multiple Master Portfolios (collectively, with the Feeder Funds, the "Funds"). Barclays Global Fund Advisors (the "Advisor") is the investment advisor for the Master Portfolios. The Advisor provides investment guidance and policy direction for each Master Portfolio. In buying and selling securities for the Master Portfolios, the Advisor employs replication and representative sampling strategies for certain Master Portfolios and mathematical allocation models for certain other Master Portfolios. Because of these investment methodologies, the personal securities activities of the Directors and officers of the Companies are less likely to create a conflict of interest than they may in investment companies that employ performance based or fundamental research driven investment or other discretionary strategies. Consequently, the Companies have considered, but not adopted, certain of the recommendations of the Investment Company Institute's Advisory Group on Personal Trading.



II.      About this Code of Ethics.

                  A.       Who is covered by the Code?

                           o   All Company officers;
                                   ----------------
                           o   All Directors, both interested and independent;
                               and

                           o Natural persons in a control relationship to a Fund who obtain information concerning recommendations about the purchase or sale of any security by a Fund (Natural Control Persons).

                  B.       What rules apply to me?

                           This Code sets forth specific prohibitions regarding securities transactions and sets out certain reporting requirements. For the reporting requirements that apply to you, please refer to Parts A - D, as indicated below.

                            Independent Directors                         Part A
                            ---------------------
                            Interested Directors                          Part B
                            --------------------
                            Company Officers                              Part C
                            ----------------
                            Natural Control Persons                       Part D
                                    -------

III.     Statement of General Principles.

         In recognition of the trust and confidence placed in the Companies by their shareholders,3 and because the Companies believe that their operations should benefit their shareholders, the Companies have adopted the following general principles:

                  A. The interests of our shareholders are paramount. Shareholder interests must be placed before your own.

                  B. You must accomplish all personal securities transactions in a manner that avoids a conflict between your personal interests and those of the Companies and our shareholders.

                  C. You must avoid actions or activities that allow you or your family to profit or benefit from your position with the Companies, or that bring into question your independence or judgment.

IV.      Prohibition Against Fraud, Deceit and Manipulation.

         You cannot, in connection with the direct or indirect purchase or sale of a security held or to be acquired by a Fund:

                  A. employ any device, scheme or artifice to defraud the Fund;

                  B. make to the Fund any untrue statement of a material fact or omit to state to the Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

                  C. engage in any act, practice or course of business that operates or would operate as a fraud or deceit upon the Fund; or

                  D. engage in any manipulative practice with respect to the Fund.


V.       Review and Enforcement of the Code.

                  A.       Appointment of a Review Officer.

                           A review officer (the "Review Officer") will be appointed by the Chairman of the Board of Directors of each Company ("Chairman") to perform the duties described in this Section V.

                  B.       The Review Officer's Duties and Responsibilities.

                           (1) The Review Officer shall notify each person who becomes an access person of a Company and is required to report under the Code of their reporting obligations, no later than 10 days before the first quarter in which such person is obligated to begin reporting.

                           (2) The Review Officer will, on a quarterly basis, compare all reported personal securities transactions with the Funds' completed portfolio transactions and a list of securities being considered for purchase (i.e., trade lists) by the Advisor during the quarter to determine whether a Code violation may have occurred. The Review Officer may request additional information or take any other appropriate measure that the Review Officer decides is necessary to aid in this determination. Before determining that a person has violated the Code, the Review Officer must give the person an opportunity to supply explanatory material.

                           (3) If the Review Officer finds that a Code violation may have occurred, the Review Officer must create and submit a written report regarding the possible violation, together with the confidential quarterly report and any explanatory material provided by the person, to the Chairman and legal counsel ("Counsel") for a Company. The Chairman, with advice of Counsel, will determine, in his or her sole discretion, whether the person violated the Code.

                           (4) No person is required to participate in a determination of whether he or she has committed a Code violation or discuss the imposition of any sanction against himself or herself.

                           (5) If required, the Review Officer will submit his or her own reports (as required) to an Alternate Review Officer who will fulfill the duties of the Review Officer with respect to such reports. If a securities transaction of the Review Officer is under review for a possible violation, a Company officer designated by the Chairman will act as the Alternate Review Officer for purposes of this Section V.

                           (6) The Review Officer will, on an annual basis, obtain from the Advisor, or any other investment adviser to a Fund (including any sub-adviser) and the Companies' principal underwriter (if applicable) a written annual issues report and accompanying certification.

                  C.       Exceptions.

In the event that a person subject to the Code believes that he or she is unable to comply with certain provisions of the Code, the person must notify the Review Officer in writing, setting forth the reasons why he or she cannot comply with the Code.

                           The Review Officer, in his or her discretion, may exempt such person from any such provisions of the Code, if the Review Officer determines that (a) the services of the person are valuable to the Company or the Advisor; (b) the failure to grant this exemption will result in an undue burden on the person or prevent the person from being able to render services to the Company or the Advisor; and (c) granting the exemption does not detrimentally affect the shareholders of the Company or the Advisor or create a risk of such an effect. The Review Officer will prepare a report documenting the nature and scope of any exemption granted, the persons involved and the reasons for granting such exemption.

                           Any person granted an exemption with respect to a particular transaction must furnish the Review Officer with a written report concerning that transaction within three days of the transaction.

                  D.       Sanctions.

                           If the Chairman, with advice of Counsel, determines that a person violated the Code pursuant to paragraph B.(3) above, disciplinary action may be taken and sanctions may be imposed.

VI.      Recordkeeping.

         The Companies will maintain records as set forth below. These records will be maintained in accordance with Rule 31a-2 under the 1940 Act and the following requirements. They will be available for examination by representatives of the Securities and Exchange Commission and other regulatory agencies.

                  A. A copy of this Code and any other code adopted by a Company which is, or at any time within the past five years has been, in effect will be preserved in an easily accessible place.

                  B. A record of any Code violation and of any sanctions taken will be preserved in an easily accessible place for a period of at least five years following the end of the fiscal year in which the violation occurred.

                  C. A copy of each Quarterly, Initial and Annual Report submitted under this Code, including any information provided in lieu of such reports, will be preserved for a period of at least five years from the end of the fiscal year in which it is made, for the first two years in an easily accessible place.

                  D. A record of all persons, currently or within the past five years, who are or were required to submit reports under this Code, and a list of those who are or were responsible for reviewing these reports, will be maintained in an easily accessible place.

                  E. A copy of each annual issues report and accompanying verification, as required by Section VIII.C of this Code, must be maintained for at least five years from the end of the fiscal year in which it is made, for the first two years in any easily accessible place.

VII.     Interrelationship with Other Codes of Ethics.

                  A.       General Principle.

                           A person who is both an access person of a Company and an access person of the Advisor or principal underwriter is only required to report under and otherwise comply with the Advisor's or principal underwriter's Rule 17j-1 code of ethics, respectively, provided that such code has been adopted pursuant to and in compliance with Rule 17j-1. Such persons, however, are still subject to the principles and prohibitions contained in Section III and IV hereof.

                  B.       Procedures.

                           The Advisor must:

                                    (1) Submit to the Boards of Directors a copy of its code of ethics adopted pursuant to Rule 17j-1;

                                    (2) Promptly furnish to the Companies, upon request, copies of any reports made under its code of ethics by any person who is also covered by the Companies' Code; and

                                    (3)  Promptly  report  to the  Companies  in
                                    writing any material amendments to its code of ethics, along with the certification described under Section VIII.C hereof.

VIII.    Miscellaneous.

                  A.       Confidentiality.

                           The Companies will endeavor to maintain the confidentiality of all personal securities transactions reports and any other information filed with the Companies under this Code. Such reports and related information, however, may be produced to the Securities and Exchange Commission and other regulatory agencies.

                  B.       Interpretation of Provisions.

                           The Companies' Boards of Directors may from time to time adopt such interpretations of this Code as they deem appropriate.

                  C.       Annual Issues Report and Accompanying Certification.

                           At least annually, each Company must provide the following to its respective Board of Directors:

                           (1) a written report that describes any issues that arose during the previous year under its code and any procedures thereto, including any material code or procedural violations, and any resulting sanctions; and

                           (2) a certification that it has adopted procedures reasonably necessary to prevent its access persons from violating its code.

                           The   Companies   may  report  to  the  Boards   more
                           frequently as they deem necessary or appropriate and shall do so as requested by the Boards.

                  D.       Initial and Annual Acknowledgment.

                           The Review Officer shall promptly provide all persons covered by this Code with a copy of the Code. In addition, all persons covered by this Code must complete the Acknowledgment included as Appendix D within 10 days of becoming an access person of the Companies and must submit an Acknowledgment to the Review Officer each year thereafter.


Adopted:  August 16, 2000

                                     PART A

                              Independent Directors

I.       Quarterly Reports

Each quarter, you must report any securities transactions, as well as any securities accounts you established during the quarter. You must submit your report to the Review Officer no later than 10 days after the end of each calendar quarter. A Quarterly Report form is included as Appendix B.

If you had no reportable transactions and did not open any securities accounts during the quarter, you are not required to submit a report.

You need not submit a Quarterly Report if the report would duplicate information contained in broker trade confirmations or account statements received by the Company, provided that all required information is contained in the broker trade confirmations or account statements and is received by the Review Officer no later than 10 days after the end of the calendar quarter. Please see the Review Officer for more information.

II.      What Must Be Included In Your Quarterly Reports?

                  (A) You must report all transactions in securities that: (i) you directly or indirectly beneficially own or (ii) because of the transaction, you acquire direct or indirect beneficial ownership. The report must also list each securities account you established during the quarter in which any securities were held for your direct or indirect benefit.

                  (B) Reports of securities transactions are required only if you knew at the time of the transaction or, in the ordinary course of fulfilling your official duties as a Director, should have known, that during the 15-day period immediately preceding or following the date of your transaction, the same security was purchased or sold, or was being considered for purchase or sale, by a Fund.

                  For purposes of this exception, an independent director does not have such specific actual or constructive knowledge that a reportable security is or was purchased or sold, or was considered for purchase or sale, if such knowledge is based solely on the fact that the independent director "knew" that MIP or BGI Funds that are index or index allocation funds, purchase and sell securities comprising the indices on a daily basis.

                  Note:  The "should have known" standard does not:
                  ----

                                    o imply a duty of inquiry;

                                    o  presume  you  should   have   deduced  or
                                    extrapolated from discussions or memoranda dealing with a Fund's investment strategies; or

                                    o impute  knowledge from your awareness of a
                                    Fund's    portfolio     holdings,     market
                                    considerations,    benchmark    index,    or
                                    investment    policies,    objectives    and
                                    restrictions.

III.     What May Be Excluded from Your Quarterly Reports?

You are not required to include the following securities, transactions or accounts on your Quarterly Reports:

                  (A) Purchases or sales effected for any account over which you have no direct or indirect influence or control.

                  (B) Purchases of direct obligations of the U.S. Government, bankers' acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments, including repurchase agreements, and shares issued by registered, open-end investment companies.

You may include a statement in your report that the report shall not be construed as your admission that you have any direct or indirect beneficial ownership in a security included in the report.

                                     PART B

                              Interested Directors

I.       Initial and Annual Report of Securities Holdings and Accounts.

You must provide the Review Officer with a complete listing of your securities accounts and any securities you beneficially own as of the date you first became subject to the Code's reporting requirements. You must submit the initial list within 10 days of the date you first became subject to the reporting requirements. Each following year, you must submit a revised list to the Review Officer showing your securities accounts and any securities you beneficially own as of a date no more than 30 days before you submit the list. An Initial Report form and an Annual Report form are included as Appendix C.

II.      Quarterly Reports.

Each quarter, you must report any securities transactions, as well as any securities accounts you established during the quarter. You must submit your report to the Review Officer no later than 10 days after the end of each calendar quarter. A Quarterly Report is included as Appendix B.

If you had no reportable transactions and did not open any securities accounts during the quarter, you are still required to submit a report. Please note on your report that you had no reportable items during the quarter, and return it, signed and dated.

You need not submit a Quarterly Report if the report would duplicate information contained in broker trade confirmations or account statements received by the Company, provided that all required information is contained in the broker trade confirmations or account statements and is received by the Review Officer no later than 10 days after the end of the calendar quarter. Please see the Review Officer for more information.

III.     What Must Be Included In Your Reports?

You must report all transactions in securities that: (i) you directly or indirectly beneficially own or (ii) because of the transaction, you acquire direct or indirect beneficial ownership. You also must list on the report each account in which any securities were held for your direct or indirect benefit.

IV.      What May Be Excluded from Your Reports?

You are not required to include the following securities, transactions or accounts on your reports:

                  (A) Purchases or sales effected for any account over which you have no direct or indirect influence or control.

                  (B) Purchases of direct obligations of the U.S. Government, bankers' acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments, including repurchase agreements, and shares issued by registered, open-end investment companies.

You may include a statement in your report that the report shall not be construed as your admission that you have any direct or indirect beneficial ownership in a security included in the report.

                                     PART C

                                Company Officers

I.       Initial and Annual Report of Securities Holdings and Accounts.

You must provide the Review Officer with a complete listing of your securities accounts and any securities you beneficially own as of the date you first became subject to the Code's reporting requirements. You must submit the initial list within 10 days of the date you first became subject to the reporting requirements. Each following year, you must submit a revised list to the Review Officer showing your securities accounts and any securities you beneficially own as of a date no more than 30 days before you submit the list. An Initial Report form and an Annual Report form are included as Appendix C.

II.      Quarterly Reports.

Each quarter, you must report any securities transactions, as well as any securities accounts you established during the quarter. You must submit your report to the Review Officer no later than 10 days after the end of each calendar quarter. A Quarterly Report is included as Appendix B.

If you had no reportable transactions and did not open any securities accounts during the quarter, you are still required to submit a report. Please note on your report that you had no reportable items during the quarter, and return it, signed and dated.

You need not submit a Quarterly Report if the report would duplicate information contained in broker trade confirmations or account statements received by the Company, provided that all required information is contained in the broker trade confirmations or account statements and is received by the Review Officer no later than 10 days after the end of the calendar quarter. Please see the Review Officer for more information.

III.     What Must Be Included In Your Reports?

You must report all transactions in securities that: (i) you directly or indirectly beneficially own or (ii) because of the transaction, you acquire direct or indirect beneficial ownership. You also must list on the report each account in which any securities were held for your direct or indirect benefit.

IV.      What May Be Excluded from Your Reports?

You are not required to include the following securities, transactions or accounts on your reports:

                  (A) Purchases or sales effected for any account over which you have no direct or indirect influence or control.

                  (B) Purchases of direct obligations of the U.S. Government, bankers' acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments, including repurchase agreements, and shares issued by registered, open-end investment companies.

You may include a statement in your report that the report shall not be construed as your admission that you have any direct or indirect beneficial ownership in a security included in the report.

                                     PART D

                             Natural Control Persons

I.       Initial and Annual Report of Securities Holdings and Accounts.

You must provide the Review Officer with a complete listing of your securities accounts and any securities you beneficially own as of the date you first became subject to the Code's reporting requirements. You must submit the initial list within 10 days of the date you first became subject to the reporting requirements. Each following year, you must submit a revised list to the Review Officer showing your securities accounts and any securities you beneficially own as of a date no more than 30 days before you submit the list. An Initial Report form and an Annual Report form are included as Appendix C.

II.      Quarterly Reports.

Each quarter, you must report any securities transactions, as well as any securities accounts you established during the quarter. You must submit your report to the Review Officer no later than 10 days after the end of each calendar quarter. A Quarterly Report is included as Appendix B.

If you had no reportable transactions and did not open any securities accounts during the quarter, you are still required to submit a report. Please note on your report that you had no reportable items during the quarter, and return it, signed and dated.

You need not submit a Quarterly Report if the report would duplicate information contained in broker trade confirmations or account statements received by the Company, provided that all required information is contained in the broker trade confirmations or account statements and is received by the Review Officer no later than 10 days after the end of the calendar quarter. Please see the Review Officer for more information.

III.     What Must Be Included In Your Reports?

You must report all transactions in securities that: (i) you directly or indirectly beneficially own or (ii) because of the transaction, you acquire direct or indirect beneficial ownership. You also must list on the report each account in which any securities were held for your direct or indirect benefit.

IV.      What May Be Excluded from Your Reports?

You are not required to include the following securities, transactions or accounts on your reports:

                  (A) Purchases or sales effected for any account over which you have no direct or indirect influence or control.

                  (B) Purchases of direct obligations of the U.S. Government, bankers' acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments, including repurchase agreements, and shares issued by registered, open-end investment companies.

You may include a statement in your report that the report shall not be construed as your admission that you have any direct or indirect beneficial ownership in a security included in the report.

V.       Pre-Approval of Investments in IPOs or Limited Offerings.

If you are a natural control person who controls the Company and who obtains information concerning recommendations made to the Company regarding the purchase or sale of securities by the Company, you may not directly or indirectly acquire beneficial ownership in any securities in an IPO or limited offering without obtaining prior approval from the Review Officer. The Review Officer must review each request for approval and record the decision regarding the request. Each such record must include the Review Officer's reasons supporting the decision. The Companies must maintain a record of any decision, and the reasons supporting the decision, to approve these investments for at least five years after the end of the fiscal year in which the approval is granted.

                                     App. A

                                   APPENDIX A

                                   Definitions

                                  General Note
The definitions and terms used in this Code of Ethics are intended to mean the same as they do under the 1940 Act and the other federal securities laws. If a definition hereunder conflicts with the definition in the 1940 Act or other federal securities laws, or if a term used in this Code is not defined, you should follow the definitions and meanings in the 1940 Act or other federal securities laws, as applicable.

Access person means any director, trustee or officer of a Company; any employee of a Company (or of any company in a control relationship to a Company) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of securities by a Company or whose functions relate to the making of any recommendations with respect to the purchases or sales; and any natural person in a control relationship to a Company, who obtains information concerning recommendations made to the Company with regard to the purchase or sale of securities by the Company.

Beneficial ownership means the same as it does under Section 16 of the Securities Exchange Act of 1934 and Rule 16a-1(a)(2) thereunder. You should generally consider yourself the "beneficial owner" of any securities in which you have a direct or indirect pecuniary (monetary) interest. In addition, you should consider yourself the beneficial owner of securities held by your spouse, your minor children, a relative who shares your home, or other persons by reason of any contract, arrangement, understanding or relationship that provides you with sole or shared voting or investment power.

Control means the same as it does under Section 2(a)(9) of the 1940 Act. Section 2(a)(9) provides that "control" means the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company. Ownership of more than 25% of a company's outstanding voting securities is presumed to give the holder of such securities control over the company. This presumption may be countered by the facts and circumstances of a given situation.

High quality short-term debt instrument means any instrument that has a maturity at issuance of less than 366 days and that is rated in one of the two highest rating categories by a nationally recognized statistical rating organization (e.g., Moody's Investors Service).

Independent Director means a Director of a Company who is not an "interested person" of the Company within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Director means a Director of a Company who is an "interested person" of the Company within the meaning of Section 2(a)(19) of the 1940 Act.

IPO (i.e., initial public offering) means an offering of securities registered under the Securities Act of 1933 the issuer of which, immediately before the registration, was not subject to the reporting requirements of Sections 13 or 15(d) of the Securities Exchange Act of 1934.

Limited offering means an offering that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2), Section 4(6), Rule 504, Rule 505 or Rule 506 (e.g., private placements).

Purchase or sale of a security includes, among other things, the writing of an option to purchase or sell a security.

Security means the same as it does under Section 2(a)(36) of the 1940 Act, except that it does not include direct obligations of the U.S. Government, bankers' acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments, including repurchase agreements, or shares issued by registered open-end investment companies.

         A security held or to be acquired by a Fund means: (i) any security that within the most recent 15 days is or has been held by the Fund or is being or has been considered by the Advisor for purchase by the Fund and (ii) any option to purchase or sell, and any security convertible into or exchangeable for, a security.

         A security is being purchased by a Fund from the time a purchase or sale program has been communicated to the person who places buy and sell orders for the Fund until the program has been fully completed or terminated.

A security is being considered for purchase by a Fund when the Advisor identifies a security as such. For purposes of this Code, the Advisor considers securities on its "trade lists" as those "being considered for purchase."

Company officer means any person lawfully elected by a Board and authorized to act on behalf of a Company.

                                    App. B

                                   APPENDIX B

                                Quarterly Report
Name of Reporting Person: ___________________________
Calendar Quarter Ended: ______________
Date Report Due: ______ 10, ____
Date Report Submitted:_____________

Securities Transactions



---------------- ----------- ------------ -------------- -------------- ----------- ----------------

                                            Principal
                                             Amount,                                    Name of
                 Name of       No. of       Maturity                                Broker, Dealer
                 Issuer and    Shares       Date and                                    or Bank
    Date of      Title of        (if      Interest Rate     Type of                    Effecting
  Transaction     Security   applicable)       (if        Transaction     Price       Transaction
                                           applicable)

---------------- ----------- ------------ -------------- -------------- ----------- ----------------

---------------- ----------- ------------ -------------- -------------- ----------- ----------------

---------------- ----------- ------------ -------------- -------------- ----------- ----------------

---------------- ----------- ------------ -------------- -------------- ----------- ----------------

---------------- ----------- ------------ -------------- -------------- ----------- ----------------


If you have no securities transactions to report for the quarter, please check here .

If you do not want this report to be construed as an admission that you have beneficial ownership of one or more securities reported above, please describe below and indicate which securities are at issue.


Securities Accounts
If you established a securities account during the quarter, please provide the following information:


-------------------------------------------------------------------------------------------------------------

           Name of Broker, Dealer or Bank                Date Account was     Name(s) on and Type of Account
                                                           Established

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------



If you did not establish a securities account during the quarter, please check here.

I certify that I have included on this report all securities transactions and accounts required to be reported pursuant to the Code of Ethics.

Signature: ____________________                Date: __________________

                                      App. C

                                   APPENDIX C
              Initial and Annual Reports of Securities and Accounts

                             INITIAL HOLDINGS REPORT

Name of Reporting Person:  ____________________________
Date Person Became Subject to the Code's Reporting Requirements: ________ Information in Report Dated As Of: ____________
Date Report Due: __________
Date Report Submitted:  __________

Securities Holdings


------------------------------ --------------------- -----------------------------------------------

     Name of Issuer and           No. of Shares      Principal Amount, Maturity Date and Interest
      Title of Security          (if applicable)     Rate (if applicable)

------------------------------ --------------------- -----------------------------------------------

------------------------------ --------------------- -----------------------------------------------

------------------------------ --------------------- -----------------------------------------------

------------------------------ --------------------- -----------------------------------------------

------------------------------ --------------------- -----------------------------------------------

------------------------------ --------------------- -----------------------------------------------

------------------------------ --------------------- -----------------------------------------------


If you have no securities holdings to report, please check here.

If you do not want this report to be construed as an admission that you have beneficial ownership of one or more securities reported above,please describe below and indicate which securities are at issue.


Securities Accounts

----------------------------------------------------------------------------------------------------

           Name of Broker, Dealer or Bank                   Name(s) on and Type of Account

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------


If you have no securities accounts to report, please check here.

I certify that I have included on this report all securities holdings and accounts required to be reported pursuant to the Code of Ethics.

Signature: ____________________                Date: __________________




                             APPENDIX C (CONTINUED)

                             ANNUAL HOLDINGS REPORT

Name of Reporting Person:________________________________
Information in Report Dated As of:____________
Date Report Due: __________
Date Report Submitted:____________
Calendar Year Ended: December 31, _____

Securities Holdings



     Name of Issuer and           No. of Shares         Principal Amount, Maturity Date and Interest Rate
      Title of Security          (if applicable)                         (if applicable)

------------------------------ --------------------- --------------------------------------------------------

------------------------------ --------------------- --------------------------------------------------------

------------------------------ --------------------- --------------------------------------------------------

------------------------------ --------------------- --------------------------------------------------------

------------------------------ --------------------- --------------------------------------------------------

------------------------------ --------------------- --------------------------------------------------------

------------------------------ --------------------- --------------------------------------------------------


If you have no securities holdings to report for the year, please check here.

If you do not want this report to be construed as an admission that you have beneficial ownership of one or more securities reported above, please describe below and indicate which securities are at issue.

Securities Accounts




          Name of Broker, Dealer or Bank             Date Account Was      Name(s) on and Type of Account
                                                       Established

--------------------------------------------------- ------------------- -------------------------------------




If you have no securities accounts to report for the year, please check here.

I certify that I have included on this report all securities transactions and accounts required to be reported pursuant to the Code of Ethics.

Signature: ____________________                Date: __________________

                                   APPENDIX D

                                 Acknowledgment


TO: Review Officer

RE: Acknowledgment of Code of Ethics

--------------------------------------------------------------------------------

Initial Acknowledgment: Please check here if this is an initial acknowledgment.

I CERTIFY THAT (1) I HAVE RECEIVED, READ AND UNDERSTAND THE CODE OF ETHICS, (2) I AM AWARE THAT I AM SUBJECT TO THE PROVISIONS OF THIS CODE, (3) I WILL COMPLY WITH THIS CODE, AND (4) I WILL REPORT ALL HOLDINGS, TRANSACTIONS AND ACCOUNTS THAT I AM REQUIRED TO REPORT PURSUANT TO THIS CODE.

--------------------------------------------------------------------------------
Annual Acknowledgment: Please check here if this is an annual acknowledgment.

I CERTIFY THAT (1) I HAVE RECEIVED, READ AND UNDERSTAND THE CODE OF ETHICS, (2) I AM AWARE THAT I AM SUBJECT TO THE PROVISIONS OF THIS CODE, (3) I HAVE COMPLIED WITH THIS CODE AT ALL TIMES DURING THE PREVIOUS CALENDAR YEAR, AND (4) I HAVE, DURING THE PREVIOUS CALENDAR YEAR, REPORTED ALL HOLDINGS, TRANSACTIONS AND ACCOUNTS THAT I AM REQUIRED TO REPORT PURSUANT TO THIS CODE.

--------------------------------------------------------------------------------


Name (print): ________________________

Position: ____________________________

Signature: ___________________________

Date Submitted: ______________________

Date Due: ___________________________